     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 27, 2000


                                                       REGISTRATION NO. 33-43058
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                             ---------------------

                        POST EFFECTIVE AMENDMENT NO. 10
                                       TO
                                    FORM S-6
                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2
                               ------------------

              MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
                             (EXACT NAME OF TRUST)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536
         (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                         ------------------------------

                            BARRY G. SKOLNICK, ESQ.
                   SENIOR VICE PRESIDENT AND GENERAL COUNSEL
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536
                (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

                         ------------------------------

                                    COPY TO:
                             STEPHEN E. ROTH, ESQ.
                            KIMBERLY J. SMITH, ESQ.
                        SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                          WASHINGTON, D.C. 20004-2415
                               ------------------

              It is proposed that this filing will become effective (check appropriate box)

              / / immediately upon filing pursuant to paragraph (b)


              /X/ on May 1, 2000 pursuant to paragraph (b)


              / / 60 days after filing pursuant to paragraph (a) (1)

              / / on (date) pursuant to paragraph (a) (1) of Rule 485

              / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Units of Interest in Single Premium Variable Life Insurance Policies.

Check box if it is proposed that the filing will become effective on (date) at
(time) pursuant to Rule 487 / /

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROSPECTUS


May 1, 2000


              Merrill Lynch Life Variable Life Separate Account II

                 SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                   issued by
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                    Home Office: Little Rock, Arkansas 72201
                         Service Center: P.O. Box 9025
                     Springfield, Massachusetts 01102-9025
                                1414 Main Street
                     Springfield, Massachusetts 01144-1007
                             Phone: (800) 354-5333
                                offered through
               Merrill Lynch, Pierce, Fenner & Smith Incorporated

This Prospectus describes a single premium variable life insurance policy Merrill Lynch Life Insurance Company issues. We do not currently offer this policy for sale to new purchasers.

Until the end of the "free look" period, we will invest your initial payment in the investment division of the Merrill Lynch Life Variable Life Separate Account II (the "Separate Account") investing in the Money Reserve Portfolio. Afterward, you may reallocate your investment base to any five of the investment divisions of the Separate Account. We then invest each investment division's assets in corresponding portfolios of the following:


-   MERRILL LYNCH VARIABLE SERIES FUNDS, INC.


      -  Basic Value Focus Fund


      -  Balanced Capital Focus Fund


      -  Global Growth Focus Fund


      -  Utilities and Telecommunications Focus Fund


      -  Developing Capital Markets Focus Fund


      -  Small Cap Value Focus Fund


      -  Index 500 Fund


-   MERRILL LYNCH SERIES FUND, INC.


      -  Money Reserve Portfolio


      -  Intermediate Government Bond Portfolio


      -  Long-Term Corporate Bond Portfolio


      -  High Yield Portfolio


      -  Capital Stock Portfolio


      -  Growth Stock Portfolio


      -  Multiple Strategy Portfolio


      -  Natural Resources Portfolio


      -  Global Strategy Portfolio


      -  Balanced Portfolio


-   AIM VARIABLE INSURANCE FUNDS


      -  AIM V.I. Capital Appreciation Fund


      -  AIM V.I. Value Fund


-   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.


      -  Premier Growth Portfolio


      -  Quasar Portfolio


-   HOTCHKIS AND WILEY VARIABLE TRUST


      -  International VIP Portfolio


-   MFS VARIABLE INSURANCE TRUST


      -  MFS Emerging Growth Series


      -  MFS Research Series


-   MERCURY ASSET MANAGEMENT V.I. FUNDS, INC.


      -  Mercury V.I. U.S. Large Cap Fund


-   MERRILL LYNCH FUND OF STRIPPED ("ZERO")
    U.S. TREASURY SECURITIES
    Fourteen maturity dates ranging from February 15, 2001--February 15, 2019


Currently, you may change your investment allocation as often as you like.

We guarantee that regardless of investment results, insurance coverage will continue for the insured's life, or, as you may select, for a shorter time if the face amount chosen is above the minimum face amount required for the initial payment. During this guarantee period, we will terminate the policy only if any loan debt exceeds certain policy values. After the guarantee period ends, the policy will remain in effect as long as the net cash surrender value is sufficient to cover all charges due. While the policy is in effect, the death benefit may vary to reflect the investment results of the investment divisions chosen, but will never be less than the face amount.

You may:

    - make additional payments subject to certain conditions
    - redeem the policy for its net cash surrender value
    - borrow up to the loan value of your policy

The net cash surrender value will vary with the investment results of the investment divisions chosen. We don't guarantee any minimum cash surrender value.

Within certain limits, you may return the policy or exchange it for a policy with benefits that don't vary with the investment results of a separate account.

It may not be advantageous to replace existing insurance with the policy.

PURCHASING THIS CONTRACT INVOLVES CERTAIN RISKS. INVESTMENT RESULTS CAN VARY BOTH UP AND DOWN AND CAN EVEN DECREASE THE VALUE OF PREMIUM PAYMENTS. THEREFORE, YOU COULD LOSE ALL OR PART OF THE MONEY YOU INVEST. EXCEPT FOR THE GUARANTEED DEATH BENEFIT WE PROVIDE, YOU BEAR ALL INVESTMENT RISKS. WE DO NOT GUARANTEE HOW ANY OF THE INVESTMENT DIVISIONS OR FUNDS WILL PERFORM.


LIFE INSURANCE IS INTENDED TO BE A LONG-TERM INVESTMENT. YOU SHOULD EVALUATE YOUR INSURANCE NEEDS AND THE CONTRACT'S LONG-TERM INVESTMENT POTENTIAL AND RISKS BEFORE PURCHASING THE CONTRACT.



CURRENT PROSPECTUSES FOR THE MERRILL LYNCH SERIES FUND, INC; THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC.; THE AIM VARIABLE INSURANCE FUNDS; THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.; THE MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-; THE HOTCHKIS AND WILEY VARIABLE TRUST; THE MERCURY ASSET MANAGEMENT V.I. FUNDS, INC.; AND THE MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY SECURITIES MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE POLICIES OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                                Page
                                                              --------
IMPORTANT TERMS.............................................         5
SUMMARY OF THE POLICY.......................................         6
    What the Policy Provides................................         6
    Availability and Payments...............................         6
    The Investment Base.....................................         7
    The Investment Divisions................................         7
    Illustrations...........................................         7
    Replacement of Existing Coverage........................         7
    Right to Cancel ("Free Look" Period) or Exchange........         7
    Distributions From The Policy...........................         8
    Fees and Charges........................................         8
FACTS ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY, MERRILL
  LYNCH, PIERCE, FENNER & SMITH INCORPORATED, THE SEPARATE
  ACCOUNT, THE FUNDS, AND THE TRUSTS........................         9
    Merrill Lynch Life Insurance Company....................         9
    Merrill Lynch, Pierce, Fenner & Smith Incorporated......         9
    Assumption of Previously Issued Policies and Subsequent
    Merger..................................................         9
    The Separate Account....................................        10
    Net Rate of Return for an Investment Division...........        11
    Changes Within the Account..............................        11
THE FUNDS...................................................        12
    The Series Fund.........................................        12
    The Variable Series Funds...............................        13
    The AIM V.I. Funds......................................        14
    The Alliance Fund.......................................        15
    The MFS Trust...........................................        15
    The Hotchkis and Wiley Trust............................        16
    The Mercury V.I. Funds..................................        16
    Special Risks In Certain Funds..........................        16
    The Operation of the Funds..............................        17
    The Trusts..............................................        18
FACTS ABOUT THE POLICY......................................        19
    Who May be Covered......................................        19
    Initial Payment.........................................        20
    Right to Cancel ("Free Look" Period)....................        20
    Making Additional Payments..............................        21
    Investment Base.........................................        22
    Charges.................................................        22
    Charges Deducted from the Investment Base...............        23
    Charges to the Separate Account.........................        24
    Charges to Fund Assets..................................        25
    Guarantee Period........................................        26
    Net Cash Surrender Value................................        27
    Policy Loans............................................        27
    Death Benefit Proceeds..................................        28
    Payment of Death Benefit Proceeds.......................        29
    Dollar Cost Averaging...................................        29
    Right to Exchange Policy................................        30
    Income Plans............................................        30

    Reports to Policy Owners................................        31
MORE ABOUT THE POLICY.......................................        32
    Using the Policy........................................        32
    Some Administrative Procedures..........................        34
    Other Policy Provisions.................................        35
    Group or Sponsored Arrangements.........................        35
    Unisex Legal Considerations for Employers...............        36
    Selling the Policies....................................        36
    Tax Considerations......................................        37
    Merrill Lynch Life Insurance Company's Income Taxes.....        40
    Reinsurance.............................................        40
ILLUSTRATIONS...............................................        40
MORE ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY.............        47
    Directors and Executive Officers........................        47
    Services Arrangement....................................        47
    State Regulation........................................        48
    Legal Proceedings.......................................        48
    Experts.................................................        48
    Legal Matters...........................................        48
    Registration Statements.................................        48
    Financial Statements....................................        48
    Financial Statements of Merrill Lynch Life Variable Life
    Separate Account II.....................................       S-1
    Financial Statements of Merrill Lynch Life Insurance
    Company.................................................       G-1


This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. We have not authorized any person to make any representations in connection with this offering other than those contained in this prospectus.

                                IMPORTANT TERMS

ATTAINED AGE: is the issue age of the insured plus the number of full years since the policy date.

CASH SURRENDER VALUE: is equal to the investment base less the deferred policy loading and, depending on the date it is calculated, less all or a portion of certain other charges not yet deducted, plus any loan debt.

FACE AMOUNT: is the minimum death benefit as long as the policy remains in force. The face amount may increase as a result of an additional payment.


GUARANTEE PERIOD: is the time we guarantee that the policy will remain in force regardless of investment experience, unless loan debt exceeds certain policy values. It is the period that a comparable fixed life insurance policy (same face amount, single premium, withdrawals, guaranteed mortality table and loading) would remain in force if credited with 4% interest per year.


INVESTMENT BASE: is the amount available under a policy for investment in the Separate Account at any time.

ISSUE AGE: is the insured's age as of his or her birthday nearest the policy date.

LOAN DEBT: is the sum of all outstanding loans on a policy plus accrued interest.

MONTHIVERSARY: is the same day each month as the policy date.

NET CASH SURRENDER VALUE: is equal to cash surrender value less any loan debt.

NET SINGLE PREMIUM FACTOR: We use this factor in the calculation of the variable insurance amount to make sure that the policy always meets the guidelines of what constitutes a life insurance policy under the Internal Revenue Code (IRC).

POLICY DATE: is used to determine processing dates, policy years and policy anniversaries. It is usually the business day next following the receipt of the single premium payment at the Service Center.

POLICY PROCESSING DATES: are the policy date and the first day of each policy quarter thereafter. Policy processing dates after the policy date are the days when we deduct charges from the investment base and redetermine the death benefit.

PROCESSING PERIOD: is the period between consecutive policy processing dates.

TABULAR VALUE: is equal to the cash surrender value when we issue your policy. From then on, it is equal to the cash surrender value for a comparable fixed life policy with the same face amount, single premium, loading, and guarantee period (based on a 4% interest and the guaranteed mortality table). The tabular value equals zero after the guarantee period. It is the value we use to limit your mortality cost deductions as well as our right to cancel your policy during the guarantee period.

VARIABLE INSURANCE AMOUNT: is determined on each processing date by multiplying the cash surrender value by the net single premium factor.

                             SUMMARY OF THE POLICY

WHAT THE POLICY PROVIDES

The policy offers a choice of investments and an opportunity for the policy's investment base, net cash surrender value and death benefit to grow based on investment results.

We don't guarantee that policy values will increase. Depending on the investment results of the investment divisions you select, the investment base, net cash surrender value and death benefit may go up or down on any day. You bear the investment risk for any amount allocated to an investment division.


We offer other variable life insurance contracts that have different features and charges. These different charges would affect your investment division performance and investment base. To obtain more information about these other contracts, contact our Service Center or your Financial Consultant.


DEATH BENEFIT. The death benefit equals the face amount or variable insurance amount, whichever is larger. The variable insurance amount increases or decreases on each policy processing date depending on the investment results of the investment divisions you select. We will reduce the death benefit by any loan debt.


TAX BENEFITS AND TAX CONSIDERATIONS. We believe the Contract generally provides at least the minimum death benefit required under federal tax law (although there is less guidance and therefore some uncertainty with respect to Contracts issued on a substandard basis and Contracts insuring two lives). By satisfying this requirement, the policy provides two important tax benefits:


    1) Its death benefit is generally not subject to income tax;

    2) Any increases in the policy's cash surrender value are not taxable until distributed from the policy.

GUARANTEE PERIOD. Generally, during the guarantee period, we guarantee the policy will remain in effect and provide the death benefit regardless of investment performance, unless loan debt exceeds certain policy values. (See "Policy Loans" for an explanation of how any loan debt affects the policy's value.) A guarantee period may last for the insured's lifetime or a shorter period. The chart below shows how the face amount of your policy (assuming the same premium) affects the guarantee period.

                              INSURED MALE AGE 60
                            INITIAL PREMIUM 100,000

                      LENGTH OF GUARANTEE PERIOD (YEARS)                         FACE AMOUNT
                      ----------------------------------                         ------------
                      5                                                           $1,103,366
                      10                                                             512,940
                      20                                                             240,607
                      30                                                             164,843
                      Insured's lifetime                                             162,034

AVAILABILITY AND PAYMENTS

We will issue a policy for an insured up to age 75. The minimum single payment for a policy is the lesser of (a) $5,000 for an insured under age 20 and $10,000 for an insured age 20 and over, or (b) the payment required to purchase a face amount of at least $100,000.

Subject to certain conditions, you may make additional unplanned payments (See "Making Additional Payments.")

The policy is not available to insure residents of certain municipalities in Kentucky where premium taxes in excess of a certain level are imposed.

We are not currently offering the policies for sale to new purchasers.

THE INVESTMENT BASE

A policy's investment base is the amount available for investment at any time. On the policy date (usually the next business day after our Service Center receives your single premium), the investment base is equal to the single premium. Afterwards, it varies daily based on the investment performance of your selected investment divisions. You bear the risk of poor investment performance and receive the benefit of favorable investment performance. You may wish to consider diversifying your investment in the policy by allocating the investment base to two or more investment divisions.

THE INVESTMENT DIVISIONS

Payments are invested in investment divisions of the Separate Account. Generally, until the end of the "free look" period, the initial payment will be invested only in the investment division of the Separate Account investing in the Money Reserve Portfolio. Afterwards, the investment base is reallocated to up to five of the investment divisions. (See "Changing the Allocation.")

ILLUSTRATIONS

Illustrations in this Prospectus or used in connection with the purchase of the policy are based on hypothetical investment rates of return. We don't guarantee these rates. They are illustrative only, and not a representation of past or future performance. Actual rates of return may be more or less than those shown in the illustrations. Actual values will be different than those illustrated.

REPLACEMENT OF EXISTING COVERAGE

Generally, it is not advisable to purchase an insurance policy as a replacement for existing coverage. Before you buy a Policy, ask your Merrill Lynch Financial Consultant if changing, or adding to, current insurance coverage would be advantageous. Don't base your decision to replace existing coverage solely on a comparison of policy illustrations.

RIGHT TO CANCEL ("FREE LOOK" PERIOD) OR EXCHANGE

Once you receive the policy, review it carefully to make sure it is what you want. Generally, you may return a policy for a refund within ten days after you receive it. Some states allow a longer period of time to return the policy. If required by your state, you may return the policy within the later of ten days after receiving it or 45 days from the date the application is completed. If you return the policy during the "free look" period, we will refund the payment without interest.

You may also exchange your policy within 18 months for a policy with benefits that do not vary with the investment results of a separate account.

DISTRIBUTIONS FROM THE POLICY

SURRENDERS. You may surrender your policy at any time and receive the net cash surrender value. On a policy processing date which is also your policy anniversary, the net cash surrender value equals the investment base minus the balance of any deferred policy loading not yet deducted.

    - If we calculate the net cash surrender value on a date that is not a policy processing date, we also subtract a pro-rata mortality cost.

    - If we calculate the net cash surrender value on a date that is not a policy anniversary and you have loan debt we will also subtract any pro-rata net loan cost.

Surrendering your policy may have tax consequences. (See "Tax Considerations".)


LOANS. You may borrow money from us, using your policy as collateral, subject to limits. We deduct loan debt from the amount payable on surrender of the policy and from any death benefit payable. Loan interest accrues daily and, IF IT IS NOT PAID EACH YEAR, IT IS TREATED AS A NEW LOAN (CAPITALIZED) AND ADDED TO THE OUTSTANDING LOAN AMOUNT. Depending upon investment performance of the investment divisions and the amounts borrowed, loans may cause a policy to lapse. If the policy lapses with loan debt outstanding, adverse tax consequences may result. Loan debt is considered part of the cash surrender value which is used to calculate taxable gain. Loans may have other adverse tax consequences. (See "Loans" and "Tax Considerations -- Tax Treatment of Loans and Other Distributions.")


FEES AND CHARGES

INVESTMENT BASE CHARGES. We invest the entire amount of all premium payments in the Separate Account. We then deduct certain charges from your investment base on policy processing dates. These charges are:


    - DEFERRED POLICY LOADING equal to 7% of each payment we receive in the first year. It consists of a sales load of 4.0%, a charge for administrative expenses during the first year of .5%, and a premium tax charge of 2.5%. The deferred policy loading for any additional payment we receive after the first year equals 6.5%. It consists of a sales load of 4.0% and a premium tax charge of 2.5%. We deduct the deferred policy loading in equal installments of .70% of each payment we receive during the first policy year and .65% of each payment thereafter. We make this deduction on the ten policy anniversaries following the date we receive and accept the payment. However, in determining a policy's net cash surrender value, we subtract the balance of the deferred policy loading not yet deducted.


    - MORTALITY COST -- on all policy processing dates after the policy date, we deduct a cost for the life insurance coverage we provide (see "Mortality Cost"); and

    - REALLOCATION CHARGES may be deducted on policy processing dates if you change your investment base allocation more than five times per policy year (see "Reallocation Charges.")

    - NET LOAN COST -- on each policy anniversary, if there has been any loan debt during the prior year, we deduct a net loan cost. It equals a maximum of .75% of the loan debt per year for the first ten policy years and .60% thereafter (see "Charges Deducted From the Investment Base" and "Net Loan Cost").

SEPARATE ACCOUNT CHARGES. We deduct certain charges daily from the investment results of the investment divisions in the Separate Account. These charges are:

    - A MORTALITY AND EXPENSE RISK CHARGE deducted from all investment divisions. It is equivalent to .60% annually at the beginning of the year; and

    - A TRUST CHARGE deducted from only those investment divisions investing in the Trusts. It is currently equivalent to .34% annually at the beginning of the year. It will never exceed .50% annually.

ADVISORY FEES AND FUND EXPENSES. The portfolios in the Funds pay monthly advisory fees and other expenses. (See "Charges to Fund Assets.")

THIS SUMMARY PROVIDES ONLY A BRIEF OVERVIEW OF THE MORE SIGNIFICANT ASPECTS OF THE POLICY. THIS PROSPECTUS AND THE POLICY PROVIDE FURTHER DETAIL. YOU SHOULD RETAIN THE POLICY TOGETHER WITH ITS ATTACHED APPLICATIONS, MEDICAL EXAM(S), AMENDMENTS, RIDERS, AND ENDORSEMENTS. THESE ARE THE ENTIRE AGREEMENT BETWEEN YOU AND US.

FOR THE DEFINITIONS OF SOME IMPORTANT TERMS USED IN THIS PROSPECTUS, SEE "IMPORTANT TERMS."

               FACTS ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY,
              MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED,
                THE SEPARATE ACCOUNT, THE FUNDS, AND THE TRUSTS

MERRILL LYNCH LIFE INSURANCE COMPANY

Merrill Lynch Life Insurance Company is a stock life insurance company organized under the laws of the State of Washington on January 27, 1986 and redomesticated under the laws of the State of Arkansas on August 31, 1991. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. We are authorized to sell life insurance and annuities in 49 states, Guam, the U.S. Virgin Islands and the District of Columbia. We are also authorized to sell variable life insurance and variable annuities in most jurisdictions.

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED ("MLPF&S")

MLPF&S provides a world-wide broad range of securities brokerage and investment banking services. It provides marketing services for us and is the principal underwriter of the policies issued through the Separate Account. We retain MLPF&S to provide services relating to the policies under a distribution agreement. (See "Selling the Policies".)

ASSUMPTION OF PREVIOUSLY ISSUED POLICIES AND SUBSEQUENT MERGER

Monarch Life Insurance Company ("Monarch") originally issued the policies. On November 14, 1990, we entered into an indemnity reinsurance and assumption agreement with Monarch and certain other Merrill Lynch insurance companies. Under this agreement, Tandem Insurance Group, Inc. ("Tandem"), one of the Merrill Lynch insurance companies, acquired, on an assumption reinsurance basis, certain of the variable life insurance policies Monarch issued through its Variable Account A, including the policies described in this prospectus. On October 1, 1991, Tandem was merged with and into us (the "merger"), and we succeeded to all of Tandem's liabilities and obligations. Thus, we have all the liabilities and obligations under the policies. All further payments made under the policies will be made directly to or by us.

You have the same rights and values under your policy as you did before the merger transaction. However, you will look to us instead of to Monarch or Tandem to fulfill the terms of your policy. Pursuant to the reinsurance and assumption agreement, all the assets of Monarch's Variable Account A relating to the reinsured policies were transferred to Tandem and allocated to the Separate Account. By virtue of the merger, the Separate Account became our separate account.

THE SEPARATE ACCOUNT

Tandem established the Separate Account, a separate investment account, on November 19, 1990. We acquired it on October 1, 1991 in the merger. It is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. This registration does not involve any supervision by the Securities and Exchange Commission over the investment policies or practices of the Separate Account. The Separate Account meets the definition of a separate account under the federal securities laws. We use the Separate Account to support the policy as well as other variable life insurance policies we issue. The Separate Account is also governed by the laws of the State of Arkansas, our state of domicile.

We own all of the assets in the Separate Account. We keep the Separate Account's assets apart from our general account and any other separate accounts we may have. Arkansas insurance law provides that the Separate Account's assets, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct.

Obligations to policy owners and beneficiaries that arise under the policy are our obligations. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the policies, credited to or charged against the Separate Account without regard to our other income, gains or losses. The assets in the Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account. If the Separate Account's assets exceed the required reserves and other policy liabilities, we may transfer the excess to our general account.


There are currently 39 investment divisions in the Separate Account that are available for investment.


    - Seven invest in shares of a specific portfolio of the Merrill Lynch Variable Series Funds, Inc. (the "Variable Series Funds").

    - Ten invest in shares of a specific portfolio of the Merrill Lynch Series Fund, Inc. (the "Series Fund").


    - Two invest in shares of a specific portfolio of the AIM Variable Insurance Funds (the "AIM V.I. Funds").



    - Two invest in shares of a portfolio of the Alliance Variable Products Series Fund, Inc. (the "Alliance Fund").


    - Two invest in shares of a specific portfolio of the MFS-Registered Trademark- Variable Insurance Trust-SM- (the "MFS Trust").


    - One invests in shares of a portfolio of the Hotchkis and Wiley Variable Trust (the "Hotchkis and Wiley Trust").



    - One invests in Class A shares of a portfolio of the Mercury Asset Management V.I. Funds, Inc. (the "Mercury V.I. Funds").



    - Fourteen invest in specific units of The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the "Trust").



On July 22, 1999, two investment divisions previously available under the Separate Account (the International Equity Focus Fund and the Global Bond Focus Fund of the Variable Series Funds) closed to allocations of premiums and investment base.

For more information, see "The Funds" below. You'll find complete information about the Funds and the Trusts, including the risks associated with each portfolio in the accompanying prospectuses. They should be read along with this Prospectus.


Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment advisers or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds available only through the policy have names similar to funds not available through the policy. The performance of any fund not available through the policy is not indicative of performance of the similarly named fund available through the policy.


NET RATE OF RETURN FOR AN INVESTMENT DIVISION

Each investment division has a distinct unit value (also referred to as "price" or "separate account index" in reports we furnish to you). When we allocate your payments or investment base to an investment division, we purchase units based on the value of a unit of the investment division as of the end of the valuation period during which the allocation occurs. When we transfer or deduct amounts out of an investment division, we redeem units in a similar manner. A valuation period is each business day together with any non-business days before it. A business day is any day the New York Stock Exchange is open or there's enough trading in portfolio securities to materially affect the unit value of an investment division.

For each investment division, the separate account index was initially set at $10.00. The separate account index for each subsequent valuation period fluctuates based upon the net rate of return for that period. We determine the net rate of return of an investment division at the end of each valuation period. The net rate of return reflects the investment performance of the investment division for the valuation period and the charges to the Separate Account.

For investment divisions investing in the Funds, shares are valued at net asset value and reflect reinvestment of any dividends or capital gains distributions declared by the Funds.

For investment divisions investing in the Trusts, units of each Trust are valued at the sponsor's repurchase price, as explained in the prospectus for the Trusts.

CHANGES WITHIN THE SEPARATE ACCOUNT

We may add new investment divisions. We can also eliminate investment divisions, combine two or more investment divisions, or substitute a new portfolio for the portfolio in which an investment division invests. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the policies. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. If necessary, we would get prior approval from the Arkansas State Insurance Department and the Securities and Exchange Commission and any other required approvals before making such a substitution.

Subject to any required regulatory approvals, we can transfer assets of the Separate Account or of any of the investment divisions to another separate account or investment division.

When permitted by law, we also can:

    - deregister the Separate Account under the Investment Company Act of 1940;

    - operate the Separate Account as a management company under the Investment Company Act of 1940;

    - restrict or eliminate any voting rights of policy owners, or other persons who have voting rights as to the Separate Account; and

    - combine the Separate Account with other separate accounts.

                                   THE FUNDS

Below we list the funds into which the investment divisions may invest. There is no guarantee that any fund or portfolio will be able to meet its investment objective.

THE SERIES FUND

The Series Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Merrill Lynch Asset Management, L.P. ("MLAM"). All of its ten mutual fund portfolios are currently available through the Separate Account. The investment objectives and certain investment policies of the Series Fund portfolios are described below.

MONEY RESERVE PORTFOLIO seeks to preserve capital, maintain liquidity and achieve the highest possible current income consistent with those objectives by investing in short-term money market securities.

INTERMEDIATE GOVERNMENT BOND PORTFOLIO seeks to obtain the highest level of current income consistent with the protection of capital afforded by investing in intermediate-term debt securities issued or guaranteed by the U.S. Government or its agencies. The Portfolio will invest in such securities with a maximum maturity of 15 years.


LONG-TERM CORPORATE BOND PORTFOLIO primarily seeks to provide a high level of current income. In addition, the Portfolio seeks the preservation of capital. In seeking to achieve these objectives, under normal circumstances the Portfolio invests at least 80% of the value of its total assets in debt securities that have a rating within the three highest grades of Moody's Investors
Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's").



HIGH YIELD PORTFOLIO primarily seeks a high level of current income. Secondarily, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio seeks to achieve its investment objective by investing principally in fixed-income securities rated in the lower categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds").


CAPITAL STOCK PORTFOLIO seeks long-term growth of capital and income, plus moderate current income. It generally invests in equity securities considered to be of good or improving quality or considered to be undervalued based on criteria such as historical price/book value and price/earnings ratios.


GROWTH STOCK PORTFOLIO seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of companies with the potential to achieve above-average earnings growth.

MULTIPLE STRATEGY PORTFOLIO seeks high total investment return through a fully managed investment policy utilizing equity securities, intermediate and long-term debt securities and money market securities.



NATURAL RESOURCES PORTFOLIO seeks capital appreciation and to protect the purchasing power of shareholders' capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets.


GLOBAL STRATEGY PORTFOLIO seeks high total investment return by investing primarily in a portfolio of equity and fixed-income securities, including convertible securities, of U.S. and foreign issuers.

BALANCED PORTFOLIO seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than that normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed-income and equity securities.

MLAM is indirectly owned and controlled by Merrill Lynch & Co., Inc. and is a registered adviser under the Investment Advisers Act of 1940. The Series Fund, as part of its operating expenses, pays an investment advisory fee to MLAM. (See "Charges to Fund Assets".)

THE VARIABLE SERIES FUNDS


The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is MLAM. Seven of its portfolios are currently available through the Separate Account. Two of its other portfolios are now closed to further investment. The investment objectives and certain investment policies of these Variable Series Funds portfolios are described below.


BASIC VALUE FOCUS FUND seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price/earnings ratio.


GLOBAL BOND FOCUS FUND seeks to provide high total investment return by investing in a global portfolio of fixed-income securities denominated in various currencies, including multinational currency units. The Fund will invest in fixed-income securities that have a credit rating of A or better by Standard & Poor's or by Moody's or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that MLAM has determined to be of similar creditworthiness.



The investment division corresponding to this Fund closed to allocations of premiums and investment base on July 22, 1999.



UTILITIES AND TELECOMMUNICATIONS FOCUS FUND (FORMERLY THE GLOBAL UTILITY FOCUS
FUND) seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of MLAM, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

INTERNATIONAL EQUITY FOCUS FUND seeks capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities and at least 65% of the Fund's total assets will be invested in the securities of issuers from at least three different foreign countries.


The investment division corresponding to this Fund closed to allocations of premiums and investment base on July 22, 1999.


DEVELOPING CAPITAL MARKETS FOCUS FUND seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations.


SMALL CAP VALUE FOCUS FUND (FORMERLY THE SPECIAL VALUE FOCUS FUND) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Variable Series Funds believes have special investment value, and of emerging growth companies regardless of size. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities.


INDEX 500 FUND seeks to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").


BALANCED CAPITAL FOCUS FUND (FORMERLY THE CAPITAL FOCUS FUND) seeks to achieve high total investment return. To do this, management of the Fund uses a flexible "fully managed" investment policy that shifts the emphasis among equity, debt (including money market), and convertible securities.



GLOBAL GROWTH FOCUS FUND seeks long-term growth of capital. The Fund invests in a diversified portfolio of equity securities of issuers located in various countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings.


The Variable Series Funds, as part of its operating expenses, pays an investment advisory fee to MLAM. (See "Charges to Fund Assets".)

THE AIM V.I. FUNDS

The AIM V.I. Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is A I M Advisors, Inc. ("AIM"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of the two available AIM V.I. Funds portfolios are described below.

AIM V.I. CAPITAL APPRECIATION FUND seeks growth of capital through investments in common stocks, with emphasis on medium and small-sized growth companies. AIM will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

AIM V.I. VALUE FUND seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to AIM's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally. Income is a secondary objective.

AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 has served as an investment advisor since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 120 investment portfolios, including the Funds, encompassing a broad range of investment objectives. The AIM V.I. Funds, as part of its operating expenses, pays an investment advisory fee to AIM. (See "Charges to Fund Assets".)


THE ALLIANCE FUND


The Alliance Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Alliance Capital Management L.P. ("Alliance"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of these Alliance Fund portfolios are described below.


PREMIER GROWTH PORTFOLIO seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income is incidental to the objective of capital growth. Because of the market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. This Fund is therefore not intended for policy owners whose principal objective is assured income and conservation of capital.


QUASAR PORTFOLIO seeks growth of capital by pursuing aggressive investment policies. The Fund invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation, and invests only incidentally for current income. The selection of securities based on the possibility of appreciation cannot prevent loss in value. Moreover, because the Fund's investment policies are aggressive, an investment in the Fund is risky and is not intended for policy owners who want assured income or preservation of capital.



Alliance is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of AXA Financial, Inc., a holding company which is controlled by AXA, a French insurance holding company. The Alliance Fund, as part of its operating expenses, pays an investment advisory fee to Alliance. (See "Charges to Fund Assets".)


THE MFS TRUST

The MFS Trust is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Massachusetts Financial Services Company ("MFS"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of the available MFS Trust portfolios are described below.

MFS EMERGING GROWTH SERIES will seek long-term growth of capital. The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. These companies are companies that the series' adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate.

MFS RESEARCH SERIES will seek to provide long-term growth of capital and future income. The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The series focuses on companies that the series' adviser believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.

MFS, a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which, in turn, is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada. The MFS Trust, as part of its operating expenses, pays an investment advisory fee to MFS. (See "Charges to Fund Assets".)

THE HOTCHKIS AND WILEY TRUST


The Hotchkis and Wiley Trust is registered with the Securities and Exchange Commission as an open-end management investment company, and its adviser is Hotchkis and Wiley. One if its mutual fund portfolios is available through the Separate Account. The investment objective of this Hotchkis and Wiley Trust portfolio is described below.



HOTCHKIS AND WILEY INTERNATIONAL VIP PORTFOLIO seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests at least 65% of its total assets in stocks in at least ten foreign markets. In investing the Fund, Hotchkis and Wiley follows a value style. This means that it buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth.


Hotchkis and Wiley, 725 S. Figueroa Street, Suite 4000, Los Angeles, California 90017-5400, is a division of MLAM. The Hotchkis and Wiley Trust, as part of its operating expenses, pays an investment advisory fee to Hotchkis and Wiley. (See "Charges to Fund Assets".)

THE MERCURY V.I. FUNDS


The Mercury V.I. Funds is registered with the Securities and Exchange Commission as an open-end management investment company, and its adviser is Mercury Asset Management International Ltd. Class A shares of one of its mutual fund portfolios are available through the Separate Account. The investment objective of the Mercury V.I. U.S. Large Cap Fund is described below.



MERCURY V.I. US. LARGE CAP FUND'S main goal is long-term capital growth. The Fund invests primarily in a diversified portfolio of equity securities of large cap companies (which are companies whose market capitalization is at least $5 billion) located in the U.S. that Fund management believes are undervalued or have good prospects for earnings growth. The Fund may also invest up to 10% of its assets in stocks of companies located in Canada.


Mercury Asset Management International Ltd. is located at 33 King William Street, London EC4R 9AS, England. Its intermediate parent is Mercury Asset Management Group Ltd. a London-based holding company. The ultimate parent of Mercury Asset Management Group Ltd. is Merrill Lynch & Co., Inc. The Mercury V.I. U.S. Large Cap Fund, as part of its operating expenses, pays an investment advisory fee to Mercury Asset Management International Ltd. (See "Charges to Fund Assets".)

SPECIAL RISKS IN CERTAIN FUNDS

Investment in lower-rated debt securities, such as those in which the High Yield Portfolio of the Series Fund, and the Developing Capital Markets Focus and International Equity Focus Funds of the Variable Series Funds, expect to invest, entails relatively greater risk of loss of income or principal. The Developing Capital Markets Focus Fund of the Variable Series Funds has no established rating criteria for the debt securities in which it may invest, and will rely on MLAM's judgment in evaluating the creditworthiness of an issuer of such securities. In an effort to minimize risk, these portfolios will diversify holdings among many issuers. However, there can be no assurance that diversification will protect these portfolios from widespread defaults during periods of sustained economic downturn.

Because a substantial portion of the Global Growth Focus Fund's assets may be invested on an international basis, you should be aware of certain risks, such as fluctuations in foreign exchange rates, future political and economic developments, different legal systems, and the possible imposition of exchange controls or other foreign government laws or restrictions. An investment in the Fund may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income.

In seeking to protect the purchasing power of capital, the Natural Resources Portfolio of the Series Fund reserves the right, when management anticipates significant economic, political, or financial instability, such as high inflationary pressures or upheaval in foreign currency exchange markets, to invest a majority of its assets in companies that explore for, extract, process or deal in gold or in asset-based securities indexed to the value of gold bullion. The Natural Resources Portfolio will not concentrate its investments in such securities until it has been advised that the Policies' federal tax status will not be adversely affected as a result.

For the MFS Emerging Growth Series, the nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. In addition, there may be less research available on many promising small and medium-sized emerging growth companies, making it more difficult to find and analyze these companies. The securities of emerging growth companies may have limited marketability and may be subject to abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Shares of the MFS Emerging Growth Series, therefore, are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund which invests entirely in proven growth stocks.

For the Hotchkis and Wiley International VIP Portfolio, investing in emerging market and other foreign securities involves certain risk considerations not typically associated with investing in securities of U.S. issuers, including currency devaluations and other currency exchange rate fluctuations, political uncertainty and instability, more substantial government involvement in the economy, higher rates of inflation, less government supervision and regulation of the securities markets and participants in those markets, controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars, greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets, absence of uniform accounting and auditing standards, generally higher commission expenses, delay in settlement of securities transactions, and greater difficulty in enforcing shareholder rights and remedies.

Investment in these portfolios entails relatively greater risk of loss of income or principal. In addition, as described in the accompanying prospectus for the portfolios, many portfolios should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. It may not be appropriate to allocate all payments and investment base to a single investment division.

THE OPERATION OF THE FUNDS

BUYING AND REDEEMING SHARES. The Funds sell and redeem their shares at net asset value. Any dividend or capital gain distribution will be reinvested at net asset value in shares of the same portfolio.

VOTING RIGHTS. We are the legal owner of all Fund shares held in the Separate Account. We have the right to vote on any matter put to vote at the Funds' shareholder meetings. However, we will vote all Fund shares attributable to policies according to instructions we receive from policy owners. We will vote shares attributable to policies for which we receive no voting instructions in the same proportion as shares in the respective investment divisions for which we receive instructions. We will also vote shares not attributable to policies in the same proportion as shares in the respective divisions for which we received instructions. We may vote Fund shares in our own right if any federal securities laws or regulations, or their present interpretation, change to permit us to do so.

We determine the number of shares attributable to you by dividing your policy's investment base in a division by the net asset value of one share of the corresponding portfolio. We count fractional votes.

Under certain circumstances, state regulatory authorities may require us to disregard voting instructions. This may happen if following the instructions would mean voting to change the sub-classification or investment objectives of the portfolios, or to approve or disapprove an investment advisory policy.

We may also disregard instructions to vote for changes in the investment policy or the investment adviser if it disapproves of the proposed changes. We would disapprove a proposed change only if it was:

    - contrary to state law;

    - prohibited by state regulatory authorities; or

    - decided by management that the change would result in overly speculative or unsound investments.

If we disregard voting instructions, we will include a summary of our actions in the next semi-annual report.

RESOLVING MATERIAL CONFLICTS. Shares of the Series Fund are available for investment by us, ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.) and Monarch. Shares of the Variable Series Funds, the AIM V.I. Funds, the Alliance Fund, the MFS Trust and the Hotchkis and Wiley Trust are sold to separate accounts of ours, ML Life Insurance Company of New York, and insurance companies not affiliated with us or Merrill Lynch & Co., Inc. to fund benefits under variable life insurance and variable annuity policies, and may be sold to certain qualified plans. Shares of the Mercury V.I. Funds are sold to separate accounts of ours, ML Life Insurance Company of New York, and may in the future be sold to insurance companies not affiliated with us or Merrill Lynch & Co., Inc. to fund benefits under variable life insurance and variable annuity policies, and may be sold to certain qualified plans.

It is possible that differences might arise between our Separate Account and one or more of the other separate accounts which invest in the Funds. In some cases, it is possible that the differences could be considered "material conflicts." Such a "material conflict" could also arise due to changes in the law (such as state insurance law or federal tax law) which affect these different variable life insurance and variable annuity separate accounts. It could also arise by reason of differences in voting instructions from our policy owners and those of the other insurance companies, or for other reasons. We will monitor events to determine how to respond to conflicts. If a conflict occurs, we may need to eliminate one or more investment divisions of the Separate Account which invest in the Funds or substitute a new portfolio for a portfolio in which a division invests. In responding to any conflict, we will take the action we believe necessary to protect you consistent with applicable legal requirements.


ADMINISTRATIVE SERVICE ARRANGEMENTS. The investment adviser of a Fund (or its affiliates) may pay compensation to us or our affiliates, which may be significant, in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the policies and other policies that we or our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others.


THE TRUSTS

The Trusts are intended to provide safety of capital and a competitive yield to maturity. The Trusts purchase at a deep discount U.S. Government-backed investments which make no periodic interest payments. When held to maturity the investments should receive approximately a fixed yield. The value of Trust units before maturity varies more than it would if the Trusts contained interest-bearing U.S. Treasury securities of comparable maturities.

The Trust portfolios consist mainly of:

    - bearer debt obligations issued by the U.S. Government stripped of their unmatured interest coupons;

    - coupons stripped from U.S. debt obligations; and

    - receipts and certificates for such stripped debt obligations and coupons.

The Trusts currently available are shown below:


                                                TARGETED
                                                RATE OF
                                               RETURN TO
                                             MATURITY AS OF
        TRUST             MATURITY DATE      APRIL 19, 2000
---------------------   -----------------   ----------------
2001                    February 15, 2001          4.00%
2002                    February 15, 2002          4.60%
2003                    August 15, 2003            4.95%
2004                    February 15, 2004          5.01%
2005                    February 15, 2005          4.80%
2006                    February 15, 2006          4.53%
2007                    February 15, 2007          4.67%
2008                    February 15, 2008          5.00%
2009                    February 15, 2009          4.97%
2010                    February 15, 2010          5.08%
2011                    February 15, 2011          4.96%
2013                    February 15, 2013          4.96%
2014                    February 15, 2014          5.04%
2019                    February 15, 2019          4.91%


Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc., is the sponsor for the Trusts. The sponsor will sell units of the Trusts to the Separate Account and has agreed to repurchase units we need to sell them to pay benefits and make reallocations. We pay the sponsor a fee for these transactions and are reimbursed through the trust charge assessed to the divisions investing in the Trusts. (See "Charges to Divisions Investing in the Trusts".)


TARGETED RATE OF RETURN TO MATURITY. Because the underlying securities in the Trusts will grow to their face value on the maturity date, we can estimate a compound rate of return to maturity for the Trust units. But because the Separate Account holds the units, we need to take into account the asset charge and the trust charge (described in "Charges to the Separate Account") in estimating the net rate of return. That rate depends on the compound rate of return adjusted for these charges. It does not, however, represent the actual return on a payment that we might receive under the policy on that date, since it does not reflect the charges deducted from a policy's investment base (described in "Charges Deducted from the Investment Base").


Since the value of the Trust units will vary daily to reflect the market value of the underlying securities, the compound rate of return to maturity for the Trust units and the net rate of return to maturity for the Separate Account will vary correspondingly.

                             FACTS ABOUT THE POLICY

WHO MAY BE COVERED

We are no longer selling the policies.

We use two methods of underwriting:

    - simplified underwriting, with no physical exam; and

    - para-medical or medical underwriting with a physical exam.

The single premium and the age of the insured determine whether we do underwriting on a simplified or medical basis. The chart below shows the maximum premium that we'll underwrite on a simplified basis:

AGE                              MAXIMUM
---                              --------
0-14...........................  $ 25,000
15-29..........................    50,000
30-39..........................    75,000
40-49..........................   100,000
50-75..........................   150,000


However, if you select the maximum face amount (see "Selecting the Initial Face Amount" below), we take "the net amount at risk" into account in determining the method of underwriting. The net amount at risk is the death benefit minus the cash surrender value.


We assign insureds to underwriting classes which determine the mortality rates we will use in calculating mortality cost deductions, and which determine the guaranteed mortality rates we use in calculating net single premium factors and guarantee periods. In assigning insureds to underwriting classes, we distinguish between those insureds underwritten on a simplified basis and those on a para-medical or medical basis. Under both the simplified and medical underwriting methods we may issue policies either in the standard or non-smoker underwriting class. We may also issue policies on insureds in a "substandard" underwriting class. Individuals in substandard classes have health or lifestyle factors less favorable than the average person. For a discussion of the effect of underwriting classification on mortality cost deductions, see "Mortality Cost".

INITIAL PAYMENT

MINIMUM. To purchase a policy, you must complete an application and make a payment. We require the payment to put the policy into effect. The minimum single payment for a policy is the lesser of (a) $5,000 for an insured under age 20 and $10,000 for an insured age 20 and over, or (b) the payment required to purchase a face amount of at least $100,000. You may make additional payments. (See "Making Additional Payments".)

SELECTING THE INITIAL FACE AMOUNT. Your initial payment determines the face amount. For a given initial payment you may choose your initial face amount. The minimum face amount is the amount which will provide a guarantee period for the insured's entire life. The maximum face amount is the amount which will give you the minimum guarantee period we require for the insured's age, sex, and underwriting class. As the face amount is increased for a given single premium, the guarantee period becomes shorter and the mortality costs in the early policy years are larger to cover the increased amounts of insurance.


GUARANTEE PERIOD. The guarantee period is the period of time we guarantee that the policy will remain in force regardless of investment experience unless loan debt exceeds certain policy values. We base the guarantee period on the payments made, the guaranteed maximum mortality rates in the policy, the deferred policy loading and a 4% interest assumption. This means that for a given payment and face amount different insureds will have different guarantee periods depending on their age, sex and underwriting class. For example, an older insured will have a shorter guarantee period than a younger insured of the same sex and in the same underwriting class.


RIGHT TO CANCEL ("FREE LOOK" PERIOD)

You may cancel your policy during the "free look" period by returning it for a refund. Generally, the "free look" period ends 10 days after you receive the policy. Some states allow a longer period of time to return the policy. If required by your state, the "free look" period ends the later of 10 days after you receive the policy and 45 days from the date you execute the application. To cancel the policy during the "free look" period, you must mail or deliver the policy to our Service Center or to the registered representative who sold it. We will refund your payment without interest. We may require you to wait six months before applying for another policy.

Corporations that purchase one or more policies at the same time with an aggregate single premium of at least $250,000, where the investment base has at all times been allocated in the division investing in the Money Reserve Portfolio and where no additional payments have been made nor policy loans taken, may cancel a policy(ies) and receive the greater of the premium paid without interest and the net cash surrender value.

MAKING ADDITIONAL PAYMENTS

After the end of the "free look" period, you may make additional payments any time you choose up to four times a policy year. In Kentucky, you cannot make additional payments until after the first policy year. The minimum additional payment we will accept is $1,000. We may require satisfactory evidence of insurability before we accept a payment if the payment increases the net amount at risk under the policy, or if the guarantee period at the time of payment is less than one year. You must submit a form when you make additional payments.


If an additional payment requires evidence of insurability, we will invest that payment in the division investing in the Money Reserve Portfolio on the next day after we receive it. Once we complete the underwriting and accept the payment, we will credit the payment to your contract and allocate the payment either according to your instructions or, if you don't give us instructions, proportionately to the investment base in the policy's investment divisions.


EFFECT OF ADDITIONAL PAYMENTS. Currently, we will generally accept any additional payment not requiring evidence of insurability the day we receive it. On the date we accept an additional payment we will:

    - increase the policy's investment base by the amount of the payment; and

    - increase the deferred policy loading (see "Deferred Policy Loading").

If an additional payment requires evidence of insurability, once we complete underwriting and accept the payment, the additional payment will be reflected in policy values as described above.

As of the processing date on or next following receipt and acceptance of an additional payment, we will reflect the payment in the calculation of the variable insurance amount (see "Variable Insurance Amount") and increase either the guarantee period or face amount or both. If the guarantee period before acceptance of an additional payment is less than for life, we will first use payments to extend the guarantee period. Any amount greater than that required to extend the guarantee period to the insured's lifetime or any subsequent additional payment will be used to increase the policy's face amount.

If the insured dies after we receive and accept an additional payment and before the next policy processing date, we'll pay the beneficiary the larger of:

    - The amount of the death benefit we calculate as of the prior policy processing date plus the amount of the additional payment; and

    - The cash surrender value as of the date we receive and accept the additional payment multiplied by the net single premium factor as of such date (see "Net Single Premium Factor").

We will reduce the death benefit by any loan debt and any overdue charges if the policy is in grace period. (See "Guarantee Period".)

Unless you specify otherwise, if there is any loan debt, we will apply any unplanned payment made first as a loan repayment and we will return any excess amount to you. (See "Policy Loans".)

GUARANTEE OF INSURABILITY RIDER. This rider gives you guaranteed options to make certain additional payments without evidence of insurability. It is available only to insureds in a standard or non-smoker underwriting class. We will limit the amount of the payments under the rider. While the rider is in effect you will have a guaranteed option on each of your first five policy anniversaries. Subject to evidence of insurability and a maximum age requirement, you may also extend the guaranteed options to include your next five policy anniversaries.

To exercise an option we must receive the additional payment while the insured is alive and within 30 days before or after your policy anniversary. If you don't exercise an option you will forfeit any remaining options and the rider will end.

INVESTMENT BASE

A policy's investment base is the sum of the amounts invested in each of the investment divisions. We adjust the investment base daily to reflect the investment performance of the investment divisions you've selected. (See "Net Rate of Return for an Investment Division".)

Certain charges and policy loans decrease the investment base. (See "Charges Deducted from the Investment Base" and "Policy Loans".) Loan repayments and additional payments increase it. You may elect in writing from which investment divisions loans are taken and to which investment divisions repayments and additional payments are added. If you don't make an election, we will allocate increases and decreases proportionately to your investment base in the investment divisions selected.

INVESTMENT BASE ALLOCATION DURING THE "FREE LOOK" PERIOD. We will place the single premium you submit with your application in the division investing in the Money Reserve Portfolio. Your application sets forth this designation. We won't make an allocation change during the "free look" period. Afterward, we'll reallocate the investment base to the investment divisions you've selected. You may invest in up to five of the investment divisions.


CHANGING THE ALLOCATION. Currently, you may change investment allocations as often as you wish. However, we may limit the number of changes permitted but not to less than five each policy year. We'll notify you if we impose any limitations. We may assess a charge for each allocation change in excess of five per policy year. To change your investment base allocation, call or write our Service Center. (See "Some Administrative Procedures".) A dollar cost averaging feature is also available. (See "Dollar Cost Averaging".)


TRUST ALLOCATIONS. If your investment base is in any of the Trusts, we'll notify you 30 days before that Trust matures. Tell us in writing at least seven days before the maturity date how to reinvest the proceeds. If you don't tell us, we'll move the proceeds to the investment division investing in the Money Reserve Portfolio, and it will not count as one of the five allocations in a policy year. When we receive a request for allocation, units of a specific Trust may no longer be available. Should this occur, we'll attempt to notify you immediately so that you can change the request.

ALLOCATION TO THE DIVISION INVESTING IN THE NATURAL RESOURCES PORTFOLIO. We reserve the right to suspend the sale of units of the investment division investing in the Natural Resources Portfolio in response to conditions in the securities markets or otherwise.

CHARGES

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the policies. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular policy. For example, the sales load may not fully cover all of the sales and distribution expenses we actually incur. We may use proceeds from other charges, including the mortality and expense risk charge and cost of insurance, in part to cover such expenses.


We deduct certain charges from the investment base on policy processing dates. (See "Charges Deducted from the Investment Base".) We also deduct certain charges daily from the investment results of each investment division in the Separate Account in determining its net rate of return. (See "Charges to the Separate Account".) The portfolios in the Funds also pay monthly advisory fees and other expenses. (See "Charges to Fund Assets".)

CHARGES DEDUCTED FROM THE INVESTMENT BASE


DEFERRED POLICY LOADING. We assess a deferred policy loading charge of 7% of each payment made in the first year, and 6.5% of each payment made after the first. This charge consists of a sales load, first year administrative expense (not assessed against additional payments we receive after the first policy year), and a premium tax charge.


The sales load is equal to a maximum of 4.0% of the single premium and any additional payments. It compensates us for sales expenses. The first year administrative expense is equal to a maximum of .5% of the single premium and any additional payments we receive in the first policy year. It compensates us for the expenses associated with issuing the policies. We may reduce the sales load and first year administrative expense if cumulative payments are sufficiently high to reach certain breakpoints, and in certain group or sponsored arrangements.


The state and local premium tax charge is equal to 2.5% of the single premium and any additional payments.


Although chargeable to each payment, we advance the amount of the deferred policy loading to the Separate Account as part of your investment base. We then take back these funds in equal installments on the ten policy anniversaries following the date we receive and accept a payment. However, in determining the amount payable on surrender of the Policy, we subtract from the investment base the balance of the deferred policy loading chargeable to any payment made that has not yet been deducted.

We currently do not make any charges for administrative expenses beyond the first year. We will not impose any in the future.

MORTALITY COST (COST OF INSURANCE). We deduct a mortality cost from the investment base on each processing date after the policy date. This charge compensates us for the cost of providing life insurance coverage on the insured. It is based on the insured's underwriting class, sex (except for Montana and Massachusetts) and attained age, and the policy's net amount at risk. (See "Legal Considerations for Employers".)

To determine the mortality cost, we multiply the current cost of insurance rate by the policy's net amount at risk. The net amount at risk is the difference, as of the previous processing date, between the death benefit and the cash surrender value adjusted for interest at 4%.

Current mortality rates may be equal to or less than the guaranteed mortality rates. For insureds age 20 and over, current mortality rates also distinguish between insureds in a smoker (standard) underwriting class and insureds in a non-smoker underwriting class. Because we do less underwriting under the simplified underwriting method, the guaranteed maximum mortality rates are higher for the simplified classes than for the medical underwriting classes. The current mortality rates for the simplified classes may be higher than the guaranteed rates for the medical classes depending on the age and sex of the insured.

We guarantee that the current mortality rates will never exceed the maximum guaranteed rates shown in the policy. We use the 1980 Commissioners Standard Ordinary Mortality Table (1980 CSO Table) for policies underwritten on a medical basis and the 1980 Commissioners Extended Term Mortality Table (1980 CET Table) for policies underwritten on a simplified basis to determine these maximum rates if the policies are issued on insureds in a standard or non-smoker underwriting class. For policies issued on substandard basis we use a multiple of the 1980 CSO Table. The maximum guaranteed mortality rates we may charge using the 1980 CET Table are equivalent to 130% of the 1980 CSO Table for male ages 38 and above and female ages 41 and above. At younger ages, the rates vary from 130% of the 1980 CSO Table to 212% at ages where the 1980 CSO rates are the lowest.



Even though we can charge up to the 1980 CET Table, the current mortality rates we use for insureds in the non-smoker simplified underwriting class are equal to or less than the 1980 CSO Table.


To the extent the 1980 CET Table is considered substandard we would in effect be charging you a substandard mortality cost, even if the insured was healthy, to the extent:

    - we ever increased the current mortality rates above the 1980 CSO Table for those insureds in the non-smoker simplified underwriting class, or

    - the insured is underwritten under the simplified method but is not in the non-smoker class.

During the period between processing dates, the net cash surrender value takes the mortality cost into account on a pro-rated basis.

MAXIMUM MORTALITY COST. During the guarantee period, we limit the deduction for mortality cost if investment results are unfavorable. We do this by substituting in our calculation, the tabular value for the cash surrender value in determining the net amount at risk, and multiplying by the guaranteed maximum mortality rate. We will deduct this alternate amount from the investment base when it is less than the mortality cost that we would have otherwise deducted. (See "The Policy's Fixed Base".)

REALLOCATION CHARGES. We may deduct reallocation charges on policy processing dates if you change your investment base allocation more than five times per policy year. The charge equals $25.00 for each allocation change you make during a policy processing period, which exceeds five for the policy year.

NET LOAN COST. The net loan cost is explained under "Policy Loans".

CHARGES TO THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE. Each day we deduct an asset charge from each division of the Separate Account to cover our mortality, expense, and guaranteed benefits risks. The total amount of this charge is .60% annually at the beginning of the year.

    - The mortality risk is the risk we assume that insureds as a group will live for a shorter time than actuarial tables predict. As a result, we would be paying more in death benefits than planned.

    - The expense risk is the risk we assume that it will cost us more to issue and administer the policies than expected.

    - The guaranteed benefits risks are the risks we assume for potentially unfavorable investment results. One risk is that the policy's net cash surrender value cannot cover the charges due during the guarantee period. The other risk is that we may have to limit the deduction for mortality cost (see "Maximum Mortality Cost" above).

If the mortality and expense risk charge is not enough to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, the excess will be added to our profit and may be used to finance distribution expenses. We cannot increase the total charge.

CHARGES TO DIVISIONS INVESTING IN THE TRUSTS. We assess a daily trust charge against the assets of each division investing in the Trusts. This charge reimburses us for the transaction charge paid to MLPF&S when units are sold to the Separate Account. The trust charge is currently equivalent to .34% annually at the beginning of the year. We may increase it, but it won't exceed .50% annually at the beginning of the year. The charge is based on cost with no expected profit.

CHARGES TO FUND ASSETS

CHARGES TO SERIES FUND ASSETS. The Series Fund incurs operating expenses and pays a monthly advisory fee to MLAM. This fee equals an annual rate of:

    - .50% of the first $250 million of the aggregate average daily net assets of the Series Fund;

    - .45% of the next $50 million of such assets;

    - .40% of the next $100 million of such assets;

    - .35% of the next $400 million of such assets; and

    - .30% of such assets over $800 million.

We have agreed to reimburse the Series Fund so that the ordinary expenses of each portfolio (which include the monthly advisory fee) do not exceed .50% of the portfolio's average daily net assets.

CHARGES TO VARIABLE SERIES FUNDS ASSETS. The Variable Series Funds incurs operating expenses and pays a monthly advisory fee to MLAM at an annual rate of the average daily net assets of each portfolio. The fee for each is shown as follows:


                                             ADVISORY
PORTFOLIO NAME                                 FEE
--------------                               --------
Basic Value Focus Fund...................       .60%
Utilities and Telecommunications Focus
  Fund...................................       .60%
Global Bond Focus Fund...................       .60%
Index 500 Fund...........................       .30%
International Equity Focus Fund..........       .75%
Developing Capital Markets Focus Fund....      1.00%
Small Cap Value Focus Fund...............       .75%
Balanced Capital Focus Fund..............       .60%
Global Growth Focus Fund.................       .75%


MLAM and Merrill Lynch Life Agency, Inc. have entered into agreements which limit the operating expenses, exclusive of any distribution fees imposed on Class B shares, paid by each fund in a given year to 1.25% of its average daily net assets. These reimbursement agreements provide that any such expenses greater than 1.25% of average daily net assets will be reimbursed to the fund by MLAM which, in turn, will be reimbursed by Merrill Lynch Life Agency, Inc.

CHARGES TO AIM V.I. FUNDS ASSETS. The AIM V.I. Funds incurs operating expenses and pays a monthly advisory fee to AIM at an annual rate of .65% of the first $250 million of each fund's average daily net assets and .60% of each fund's average daily net assets in excess of $250 million.

CHARGES TO ALLIANCE FUND ASSETS. The Alliance Fund incurs operating expenses and pays a monthly advisory fee to Alliance at an annual rate of 1.00% of each of the Alliance Premier Growth Portfolio's and the Alliance Quasar Portfolio's average daily net assets.

CHARGES TO MFS TRUST ASSETS. The MFS Trust incurs operating expenses and pays a monthly advisory fee to MFS at an annual rate of .75% of the average daily net assets of each of the MFS Emerging Growth Series and MFS Research Series.

CHARGES TO HOTCHKIS AND WILEY TRUST ASSETS. The Hotchkis and Wiley Trust incurs operating expenses and pays a monthly advisory fee to Hotchkis and Wiley at an annual rate of .75% of the average daily net assets of the Hotchkis and Wiley International VIP Portfolio.


Hotchkis and Wiley has agreed to make reimbursements so that the regular annual operating expenses of the Fund do not exceed 1.35% of its average net assets. This agreement will not be terminated without notice to investors.


CHARGES TO MERCURY V.I. FUNDS ASSETS. The Mercury V.I. Funds incurs operating expenses and pays a monthly advisory fee to Mercury Asset Management International Ltd. at an annual rate of .65% of the average daily net assets of the Mercury V.I. U.S. Large Cap Fund.

Mercury Asset Management International Ltd. has agreed to limit the operating expenses paid by the Mercury V.I. U.S. Large Cap Fund for one year to 1.25% of its average daily net assets.

GUARANTEE PERIOD

We guarantee that the policy will stay in force for the insured's life, or for a shorter guarantee period depending on the face amount selected for a given premium. We won't cancel the policy during the guarantee period unless the loan debt exceeds certain policy values. We hold a reserve in our general account to support this guarantee.

WHEN THE GUARANTEE PERIOD IS LESS THAN FOR LIFE. After the end of the guarantee period, we will cancel the policy if the net cash surrender value on a policy processing date won't cover the charges due. (See "Charges Deducted from the Investment Base".)

We will notify you before canceling the policy. You will then have 61 days to pay us three times the charges due on the policy processing date when your net cash surrender value became insufficient. If we haven't received the required payment by the end of this grace period, we'll cancel the policy. We will treat any excess payment above the overdue charges as an additional payment.

If we cancel a policy, you may reinstate it while the insured is still living if:

    - You request the reinstatement within three years after the end of the grace period;

    - We receive satisfactory evidence of insurability; and

    - You make a premium payment which is sufficient to give you a guarantee period of at least five years from the reinstated policy's effective date.

We will treat your premium payment as an additional payment requiring underwriting.

The effective date of a reinstated policy is the processing date on or next following the date the reinstatement application is approved

NET CASH SURRENDER VALUE

Because investment results vary daily, we don't guarantee any minimum net cash surrender value. On a processing date which is also your policy anniversary the net cash surrender value equals:

    - the policy's investment base on that date;

    - minus the balance of the deferred policy loading which has not yet been deducted from the investment base (see "Deferred policy loading").

If the date of calculation is not a processing date, we also subtract a pro-rata portion of the mortality cost. If there is any existing loan debt, we will also subtract a pro-rata net loan cost on dates other than the policy anniversary.

CANCELLING TO RECEIVE NET CASH SURRENDER VALUE. A policy owner may cancel the policy at any time while the insured is living to receive the net cash surrender value in a lump sum or under an income plan. You must make the request in writing in a form satisfactory to us. All rights to the death benefit will end on the date you send the written request to us. Cancelling the policy may have tax consequences. See "Tax Considerations."

POLICY LOANS

You may use the policy as collateral to borrow funds from us. The minimum loan is $1,000 unless you are borrowing to make a payment on another of our variable life insurance contracts. In that case, you may borrow the exact amount required even if it's less than $1,000. You may repay all or part of loan debt any time during the insured's lifetime. Each repayment must be for at least $1,000 or the amount of the loan debt, if less. Certain states won't permit a minimum amount that can be borrowed or repaid.

When you take a loan, we transfer from your investment base the amount of the loan and hold it as collateral in our general account. You may select the divisions you want to borrow from, and the divisions you want to repay (including interest payments). If you don't specify, we'll take the borrowed amounts proportionately from and make repayments proportionately to your investment base as then allocated to the investment divisions.

EFFECT ON DEATH BENEFIT AND CASH SURRENDER VALUE. Whether or not you repay loan debt, taking a loan will have a permanent effect on a policy's cash surrender value and may have a permanent effect on its death benefit. This is because the collateral for a loan does not participate in the performance of the investment divisions while the loan is outstanding. If the amount credited to the collateral is more than what is earned in the investment divisions, the cash surrender value will be higher as a result of the loan, as may be the death benefit. Conversely, if the amount credited is less, the cash surrender value will be lower, as may be the death benefit. In that case, the lower cash surrender value may cause the policy to lapse sooner than if no loan had been taken.

LOAN VALUE. The loan value of a policy equals:

    - 75% of the policy's cash surrender value during the first three years; or

    - 90% of the policy's cash surrender value after the first three years.

In certain states, the loan value may differ from that above for particular years. The sum of all outstanding loan amounts plus accrued interest is called loan debt. The maximum amount that can be borrowed at any time is the difference between the loan value and the loan debt. The cash surrender value is the net cash surrender value plus any loan debt.


INTEREST. While a loan remains unpaid, we charge interest of 4.75% annually. Interest accrues each day and payments are due at the end of each policy year. IF YOU DON'T PAY THE INTEREST WHEN DUE, IT IS TREATED AS A NEW LOAN AND WE ADD IT TO THE UNPAID LOAN AMOUNT. Loan debt is considered part of cash surrender value which is used to calculate gain. Interest paid on a policy loan is not tax-deductible.


The amount held in our general account as collateral for a loan earns interest at a minimum rate of 4% annually for the first ten policy years and 4.15% thereafter.

NET LOAN COST. In addition to the loan interest we charge, on each policy anniversary we reduce the investment base by the net loan cost (the difference between the interest charged and the earnings on the amount held as collateral in the general account) and add that amount to the amount held in the general account as collateral for the loan. For the first ten policy years, the net loan cost equals .75% of the loan debt on the previous policy anniversary (taking into account any loans and repayments since then). After the first ten policy years, the net loan cost equals .60%. We will not increase the net loan cost. We take the net loan cost into account in determining the net cash surrender value of the policy if the date of surrender is not a policy anniversary.

CANCELLATION DUE TO EXCESS DEBT. If the loan debt exceeds the larger of the cash surrender value and the tabular value, we'll mail you a notice of our intent to cancel the policy, specifying the minimum repayment amount. We will cancel the Policy 61 days after we mail a notice of intent to terminate the Policy to you unless we have received at least the minimum repayment amount specified in the notice. Depending upon the investment performance of the divisions and the amounts you borrow, loans may cause the policy to lapse. If the policy lapses with loan debt outstanding, adverse tax consequences may result. (See "Tax Considerations".)

DEATH BENEFIT PROCEEDS

We will pay the death benefit proceeds to the beneficiary when we receive all information needed to process the payment, including due proof of the insured's death. When we first receive reliable notification of the insured's death by a representative of the owner or the insured, we may transfer the investment base to the division investing in the Money Reserve Portfolio, pending payment of death benefit proceeds.

AMOUNT OF DEATH BENEFIT PROCEEDS. The death benefit proceeds equal:

    - the death benefit, which is the larger of the current face amount and the variable insurance amount; less

    - any loan debt; and less

    - any overdue charges if the policy is in a grace period (see "When Your Guarantee Period is Less Than for Life").

The values used in calculating the death benefit proceeds are as of the date of death. The death benefit will never be less than the amount required to keep the policy qualified as life insurance under Federal income tax laws.

The amount we pay on death will be greater when we receive and accept an additional payment during a policy processing period and the insured dies prior to the next policy processing date (see "Making Additional Payments").

VARIABLE INSURANCE AMOUNT. We determine the variable insurance amount on each policy processing date by multiplying the cash surrender value by the net single premium factor.

                           NET SINGLE PREMIUM FACTOR

             The net single premium factor is based on the insured's sex, underwriting class, and attained age on the policy processing date. It decreases as the insured's age increases. As a result, the variable insurance amount will decrease in relationship to the policy's cash surrender value. Also, net single premium factors may be higher for a woman than for a man of the same age. Your policy contains a table of net single premium factors as of each anniversary.

                          TABLE OF ILLUSTRATIVE NET SINGLE PREMIUM FACTORS
                                      ON POLICY ANNIVERSARIES
                     STANDARD-SIMPLIFIED ISSUE                STANDARD MEDICAL ISSUE
                  ATTAINED                                ATTAINED
                     AGE              MALE      FEMALE      AGE        MALE      FEMALE
                      5              8.61444   10.08769      5       10.26605   12.37298
                     15              6.45795    7.65253      15       7.41158    8.96292
                     25              4.89803    5.70908      25       5.50384    6.48170
                     35              3.59024    4.18342      35       3.97197    4.64894
                     45              2.62620    3.06419      45       2.87749    3.36465
                     55              1.97694    2.29528      55       2.14058    2.48940
                     65              1.55349    1.75357      65       1.65786    1.87562
                     75              1.28954    1.38615      75       1.35394    1.45952
                     85              1.14214    1.17173      85       1.18029    1.21265

PAYMENT OF DEATH BENEFIT PROCEEDS

We will generally pay the death benefit proceeds to the beneficiary within seven days after we receive all the information needed to process the payment. We may delay payment, however, if we are contesting the policy or under the circumstances described in "Using the Policy" and "Other Policy Provisions".

We will add interest from the date of the insured's death to the date of payment at an annual rate of at least 4%. The beneficiary may elect to receive the proceeds either in a single payment or under one or more income plans described below.

DOLLAR COST AVERAGING


WHAT IS IT? The policy offers an optional transfer feature called Dollar Cost Averaging ("DCA"). This feature allows you to make automatic monthly transfers from the Money Reserve investment division to up to four other investment divisions depending on your current allocation of investment base. The DCA program will terminate and no transfers will be made if transfers under DCA would cause you to be invested in more than 5 divisions.

The DCA feature is intended to reduce the effect of short-term price fluctuations on investment cost. Since the same dollar amount is transferred to selected divisions each month, more units of a division are purchased when their value is low and fewer units are purchased when their value is high. Therefore, over the long haul a DCA program may let you buy units at a lower average cost. However, a DCA program does not assure a profit or protect against a loss in declining markets.


Once available, you can choose the DCA feature any time. Once you start using it, you must continue it for at least three months. You can select a duration in months for the DCA program. If you do not choose a duration we will make reallocations at monthly intervals until the balance in the Money Reserve investment division is zero. While the DCA program is in place any amount in the Money Reserve investment division is available for transfer.



MINIMUM AMOUNTS. To elect DCA, you need to have a minimum amount in the Money Reserve investment division. We determine the amount required by multiplying the specified length of your DCA program in months by your specified monthly transfer amount. If you do not select a duration we determine the minimum amount required by multiplying your monthly transfer amount by 3 months. You must specify at least $100 for transfer each month. Allocations may be made in specific whole dollar amounts or in percentage increments of 1%. We reserve the right to change these minimums.



Should the amount in your Money Reserve investment division be less than the selected monthly transfer amount, we'll notify you that you need to put more money in the Money Reserve investment division to continue DCA. If you do not specify a duration or the specified duration has not been reached and the amount in the Money Reserve investment division is less than the monthly transfer amount, the entire amount will be transferred. Transfers are made based on your selected DCA percentage allocations or are made pro-rata based on your specified DCA transfer amounts.


WHEN DO WE MAKE DCA TRANSFERS? We'll make the first DCA transfer on the first monthiversary date after the later of the date our Service Center receives your election or fourteen days after the in force date. We'll make additional DCA transfers on each subsequent monthiversary. We don't charge for DCA transfers. These transfers are in addition to reallocations permitted under the policy.

RIGHT TO EXCHANGE POLICY

Within 18 months of the issue date you may exchange your policy for a policy with benefits that do not vary with the investment results of a separate account. Your request must be in writing. Also, you must return the original policy.

The new policy will have the same owner and beneficiary as those of the original policy on the date of the exchange. It will also have the same issue age, issue date, face amount, cash surrender value, benefit riders and underwriting class as the original policy. Any loan debt will be carried over to the new policy.

We won't require evidence of insurability to exchange for a new "fixed" policy.

INCOME PLANS

We offer several income plans to provide for payment of the death benefit proceeds to the beneficiary. Payments under these plans do not depend on the investment results of a separate account. You may choose one or more income plans at any time during the insured's lifetime. If you haven't selected a plan, when the insured dies the beneficiary has one year to apply the death benefit proceeds either paid or payable to one or more of the plans. In addition, if you cancel the policy for its net cash surrender value, you may also choose one or more income plans for payment of the proceeds.

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
We need to approve any plan where any income payment would be less than $100.

Income plans include:

    - ANNUITY PLAN. An amount can be used to purchase a single premium immediate annuity.

    - INTEREST PAYMENT. You can leave amounts with us to earn interest at an annual rate of at least 3%.

    - INCOME FOR A FIXED PERIOD. We make payments in equal installments for up to 30 years.

    - INCOME FOR LIFE. We make payments in equal monthly installments until the death of a named person or the end of a designated period, whichever is later. The designated period may be for 10 or 20 years. Other designated periods and payment schedules may be available on request.

    - INCOME OF A FIXED AMOUNT. We make payments in equal installments until proceeds applied under this option and interest on the unpaid balance at not less than 3% per year are exhausted.

    - JOINT LIFE INCOME. We make payments in monthly installments as long as at least one of two named persons is living. Other payment schedules may be available on request. While both are living, we make full payments. If one dies, we make payments of at least two-thirds of the full amount. Payments end completely when both named persons die.

UNDER THE INCOME FOR LIFE AND JOINT LIFE INCOME OPTIONS, OUR POLICY OBLIGATION MAY BE SATISFIED WITH ONLY ONE PAYMENT IF AFTERWARD THE NAMED PERSON OR PERSONS DIES. IN ADDITION, ONCE IN EFFECT, SOME OF THE INCOME PLANS MAY NOT PROVIDE ANY SURRENDER RIGHTS.

REPORTS TO POLICY OWNERS

After the end of each policy quarter, we will send you a statement showing the allocation of your investment base, death benefit, net cash surrender value, any loan debt and, if there has been a change, new face amount and guarantee period. All figures will be as of the first day of the current policy quarter. The statement will show the amounts deducted from or added to the investment base during the policy quarter. We will project your policy's value at a net rate of return of 8%, and based on this value tell you when the policy will terminate unless you make additional payments. The statement will also include any other information that may be currently required by your state.

You will receive confirmation of all financial transactions. These confirmations will show the price per unit of each of your investment divisions, the number of units you have in the investment division and the value of the investment division computed by multiplying the quantity of units by the price per unit. (See "Net Rate of Return for an Investment Division".)

We will also send you semi-annual reports containing financial statements for the Separate Account and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

SINGLE PREMIUM IMMEDIATE ANNUITY RIDER. If your state allows, you may have added a Single Premium Immediate Annuity Rider ("SPIAR") to your policy. This rider would provide you with a fixed income for a period of ten years. If you are the insured and you die before the period ends, we'll pay the rider value in a lump sum to the beneficiary under the policy. For tax purposes, this payment won't be considered part of the life insurance death benefit.

If you surrender the rider before the end of the period, we'll pay you the rider value over five years or apply it to a lifetime income for you, as you choose.

If you are not the insured and you die before the income period ends, we'll pay the remaining payments to the new owner.

If you change the owner of the policy, we will change the owner of the SPIAR to the new owner of the policy.

If the policy ends because the insured dies (where you are not the insured), because we terminate the policy, or because you've cancelled it for its net cash surrender value, we'll continue the annuity under the same terms but under a separate written agreement. You can also choose one of the options available upon surrender of the rider.

The rider won't have any effect on your policy's loan value.

We hold the reserves for this rider in our general account.

If you pledge, assign, or gift a policy with a SPIAR, you may have tax consequences. We advise you to consult your tax advisor prior to effecting an assignment, pledge or gift of such a policy. For a discussion of the tax issues associated with use of a SPIAR, see "Tax Consequences."

                             MORE ABOUT THE POLICY

USING THE POLICY

OWNERSHIP. The policy owner is the insured, unless someone other than the insured has been named as the owner in the application. The policy owner has all rights and options described in the policy.

If you are not the insured, you may want to name a contingent owner. If you die before the insured, the contingent owner will own your interest in the policy and have all your rights. If you don't name a contingent owner, your estate will then own your interest in the policy at your death.

If there is more than one policy owner, we will treat the owners as joint tenants with rights of survivorship unless the ownership designation provides otherwise. We may require completion of additional forms. The owners must exercise their rights and options jointly, except that any one of the owners may reallocate the policy's investment base by phone if the owner provides the personal identification number as well as the policy number. One policy owner must be designated, in writing, to receive all notices, correspondence and tax reporting to which policy owners are entitled under the policy.

CHANGING THE OWNER. During the insured's lifetime, you have the right to transfer ownership of the policy. The new owner will have all rights and options described in the policy. The change will be effective as of the date the notice is signed, but will not affect any payment we've made or action we've taken before our Service Center receives the notice of the change.

ASSIGNING THE POLICY AS COLLATERAL. You may assign the policy as collateral security for a loan or other obligation. This does not change the ownership. However, your rights and any beneficiary's rights are subject to the terms of the assignment. You must give satisfactory written notice at our Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

NAMING BENEFICIARIES. We will pay the primary beneficiary the death benefit proceeds of the policy on the insured's death. If the primary beneficiary has died before the insured, we will pay the contingent beneficiary. If no contingent beneficiary is living, we will pay the insured's estate.

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
You may name more than one person as primary or contingent beneficiaries. We will pay proceeds in equal shares to the surviving beneficiaries unless the beneficiary designation provides differently.

You have the right to change beneficiaries during the insured's lifetime. However, if your primary beneficiary designation is irrevocable, the primary beneficiary must consent when you exercise certain policy rights and options. If you change the beneficiary, the change will take effect as of the date the notice is signed, but will not affect any payment we've made or action we've taken before our Service Center receives the notice of the change.

CHANGING THE INSURED. Subject to certain requirements, you may request a change of insured once each policy year. We must receive a written request signed by you and the proposed new insured. We will also require evidence of insurability for the proposed new insured. The proposed new insured must qualify for a standard or better underwriting classification. Outstanding loan debt must first be repaid and the policy cannot be under a collateral assignment. If we approve the request for change, insurance coverage on the new insured will take effect on the policy processing date on or next following the date of approval, provided the new insured is still living at that time and the policy is still in force.

We will change the policy as follows on the effective date:

    - the issue age will be the new insured's issue age (the new insured's age as of the birthday nearest the policy date);

    - the guaranteed maximum mortality rates will be those in effect on the policy date for the new insured's issue age, sex and underwriting class;

    - we will deduct a charge for changing the insured from the policy's investment base on the effective date. The charge will equal $1.50 per $1,000 of face amount with a minimum charge of $200 and a maximum of $1,500;

    - the variable insurance amount will reflect the change of insured; and

    - the policy's issue date will be the effective date of the change.

We may also change the face amount or guarantee period on the effective date depending on the new insured's age, sex and underwriting class.

MATURITY PROCEEDS. The maturity date is the policy anniversary nearest the insured's 100th birthday. On the maturity date, we will pay you the net cash surrender value, provided the insured is still living at that time and the policy is in effect.

WHEN WE MAKE PAYMENTS. We generally pay death benefit proceeds, loans and net cash surrender value on cancellation within seven days after our Service Center receives all the information needed to process the payment. However, we may delay payment if it isn't practical for us to value or dispose of Trust units or Fund shares because:

    - the New York Stock Exchange is closed, other than for a customary weekend or holiday; or

    - trading on the New York Stock Exchange is restricted; or

    - the Securities and Exchange Commission declares that an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of their assets; or

    - the Securities and Exchange Commission by order so permits for the protection of policy owners.

SOME ADMINISTRATIVE PROCEDURES

We reserve the right to modify or eliminate the procedures described below. For administrative and tax purposes, we may from time to time require that specific forms be completed for certain transactions, including surrenders.

SIGNATURE GUARANTEES. In order for you to make certain policy transactions and changes, we may require that your signature be guaranteed. Your signature can only be guaranteed by a national bank or trust company (not a savings bank or federal savings and loan association), a member bank of the Federal Reserve System or a member firm of a national securities exchange.

Currently, we may require a signature guarantee on:

    - written requests for cash surrenders or policy loans;

    - change of owner;

    - multiple owner form; and

    - telephone authorization forms if not submitted with your application.

PERSONAL IDENTIFICATION CODE. We will send you a four-digit personal identification code shortly after the policy is placed in force and before the end of the "free look" period. You must give this number when you call the Service Center to get information about the policy, to make a loan (if an authorization is on file), or to make other requests.

REALLOCATING THE INVESTMENT BASE. Policy owners can reallocate their investment base either in writing in a form satisfactory to us or by telephone. If you request the reallocation by telephone, you must give your personal identification code as well as your policy number. We will give a confirmation number over the telephone and then follow up in writing.

REQUESTING A LOAN. You may request a loan in writing or, if all required forms are on file with us, by telephone. Once our Service Center receives the authorization, you can call the Service Center, give your policy number, name and personal identification code, and tell us the loan amount and the divisions from which the loan should be taken.

Upon request, we will wire the funds to the account at the financial institution named on your authorization. We will generally wire the funds within two working days of receipt of the request.

TELEPHONE REQUESTS. A telephone request for a loan or a reallocation received before 4 p.m. (ET) generally will be processed the same day. A request received at or after 4 p.m. (ET) will be processed the following business day. We reserve the right to change procedures or discontinue the ability to make telephone transfers.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include, but are not limited to, possible recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We will not be liable for following telephone instructions that we reasonably believe to be genuine.

OTHER POLICY PROVISIONS

IN CASE OF ERRORS IN THE APPLICATION. If an age or sex stated in the application is wrong, it could mean that the face amount, guarantee period, or any other policy benefit is wrong. We will pay what the premium would have bought for the true age or sex assuming the same guarantee period.

INCONTESTABILITY. We will rely on statements made in the applications. Legally they are considered representations, not warranties. We can contest the validity of a policy if any material misstatements are made in the application. In addition, we can contest any amount of death benefit attributable to an additional payment if any material misstatements are made in the application required with the additional payment.

We won't contest the validity of a policy after it has been in effect during the insured's lifetime for two years from the date of issue. Nor will we contest any amount of death benefit attributable to an additional payment after the death benefit has been in effect during the insured's lifetime for two years from the date we received and accepted the payment.

PAYMENT IN CASE OF SUICIDE. If the insured commits suicide within two years from the policy's issue date, we will pay only a limited death benefit. The benefit will be equal to the amount of the payments made. If the insured commits suicide within two years of any date we receive and accept an additional payment, any amount of death benefit attributable to the additional payment will be limited to the amount of the payment. The death benefit will be reduced by any loan debt.

POLICY CHANGES -- APPLICABLE FEDERAL TAX LAW. To receive the tax treatment accorded to life insurance under federal income tax law, the policy must qualify initially and continue to qualify as life insurance under the Internal Revenue Code or successor law. We reserve the right to make changes in the policy or its riders or to make distributions from the policy to the extent necessary to continue to qualify the policy as life insurance. Any changes will apply uniformly to all policies that are affected and you will be given advance written notice of such changes.

DIVIDENDS. Our variable life insurance policies are non-participating. This means that they don't provide for dividends. Investment results under these variable life policies are reflected in benefits.

STATE VARIATIONS. Certain policy features are subject to state variation. You should read your policy carefully to determine whether any variations apply in the state in which the policy is issued.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the sales load, first-year administrative expense, mortality cost, and the minimum payment, and may modify underwriting classifications.

Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell policies to its employees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group and the reasons the policies are purchased, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

We make any reductions according to rules in effect when an application for a policy or additional payment is approved. Our current rules call for reductions resulting in a sales load of not more than 3% of the premium. We may change these rules from time to time. However, reductions in charges will not discriminate unfairly against any person.

UNISEX LEGAL CONSIDERATIONS

In 1983 the Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. In addition, legislative, regulatory or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances.

The policies offered by this Prospectus are based on mortality tables that distinguish between men and women. As a result, the policy pays different benefits to men and women of the same age. Employers and employee organizations should check with their legal advisers before purchasing these policies.

Some states prohibit the use of actuarial tables that distinguish between men and women in determining payments and policy benefits for policies issued on the lives of their residents. (Previously, certain policies we issue on the life of a Massachusetts resident were also issued on a unisex basis.) Therefore, policies offered in this Prospectus to insure residents of Montana will have payments and benefits which are based on actuarial tables that do not differentiate on the basis of sex. You should consult the policy.

SELLING THE POLICIES


MLPF&S is the principal underwriter of the policy. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD"). The principal business address of MLPF&S is World Financial Center, 250 Vesey Street, New York, New York 10080. MLPF&S also acts as principal underwriter of other variable life insurance and variable annuity policies we issue, as well as variable life insurance and variable annuity policies issued by ML Life Insurance Company of New York, an affiliate of ours. MLPF&S also acts as principal underwriter of certain mutual funds managed by Merrill Lynch Asset Management, the investment adviser for the Series Fund and the Variable Series Funds.


We have companion sales agreements with MLPF&S and various Merrill Lynch Life Agencies. Under these agreements, financial consultants of MLPF&S solicit applications for the policies. The financial consultants are authorized under applicable state regulations to sell variable life insurance as insurance agents.

The maximum commission as a percentage of a premium payable to financial consultants will, in no event, exceed 3.1%. Additional annual compensation of no more than .13% of the investment base may also be paid to your financial consultant. Commissions may be paid in the form of non-cash compensation, subject to applicable regulatory requirements.

The maximum commission we will pay to the applicable insurance agency to be used to pay commissions to financial consultants is 7% of each premium paid and up to
 .10% of the investment base.


The amounts paid under the distribution and sales agreements for the Separate Account for the year ended December 31, 1999, December 31, 1998, and December 31, 1997 were $140,496, $190,553, and $273,924, respectively.


TAX CONSIDERATIONS

INTRODUCTION. The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

TAX STATUS OF THE POLICY. In order to qualify as a life insurance contract for Federal tax purposes, this policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code. The
Section 7702 definition can be met if a life insurance policy satisfies either one of two tests that are contained in that section. The manner in which these tests should be applied to certain innovative features of the policy offered by this prospectus is not directly addressed by Section 7702 or the proposed regulations issued thereunder. The presence of these innovative policy features, and the absence of final regulations or any other pertinent interpretations of the tests, thus creates some uncertainty about the application of the tests to this policy.

Nevertheless, we believe that the policy offered by this prospectus qualifies as a life insurance contract for Federal tax purposes. This means that:

    - the death benefit should be fully excludable from the gross income of the beneficiary under Section 101(a)(1) of the Internal Revenue Code; and

    - the policyowner should not be considered in constructive receipt of the policy's cash surrender value, including any increases, until actual cancellation of the policy.

We have reserved the right to make changes in this policy if such changes are deemed necessary to assure its qualification as a life insurance contract for tax purposes (see "Policy Changes--Applicable Federal Tax Law").

DIVERSIFICATION REQUIREMENTS. IRC section 817(h) and the regulations under it provide that separate account investments underlying a policy must be "adequately diversified" for it to qualify as a life insurance policy under IRC section 7702. The separate account intends to comply with the diversification requirements of the regulations under section 817(h). This will affect how we make investments.

In certain circumstances, owners of variable life policies have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policy owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features such as the flexibility of an owner to allocate premium payments and transfer policy accumulation values have not been explicitly addressed in published rulings. While we believe that the policies do not give owners investment control over variable account assets, we reserve the right to modify the policies as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the policy.

The following discussion assumes that the policy will qualify as a life insurance policy for Federal income tax purposes.


POLICY LOANS. Under current law policy loans are considered indebtedness of a policyowner and no part of a loan constitutes income to an owner. However, any interest paid on policy loans will not be tax-deductible.


TAX TREATMENT OF POLICY LOANS AND OTHER DISTRIBUTIONS. Federal Tax Laws establishes a class of life insurance policies referred to as modified endowment contracts. A modified endowment contract is any contract which satisfies the definition of life insurance set forth in Section 7702 of the Code but fails to meet the 7-pay test. This test applies a cumulative limit on the amount of premiums that can be paid into a contract each year in the first seven contract years in order to avoid modified endowment contract treatment.

Loans from, as well as collateral assignments of, modified endowment contracts will be treated as distributions to the policyowner. All pre-death distributions (including loans, capitalized interest, surrenders, and collateral assignments) from these policies will be included in gross income on an income first basis to the extent of any income in the policy immediately before the distribution.

The law also imposes a 10% penalty tax on pre-death distributions (including loans, collateral assignments, capitalized interest, and surrenders) from modified endowment contracts to the extent they are included in income, unless such amounts are distributed on or after the taxpayer attains age 59 1/2 because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his beneficiary.

These provisions apply to policies entered into on or after June 21, 1988. However, a policy that is not originally classified as a modified endowment contract can become so classified if a material change is made in the policy at any time. A material change includes, but is not limited to, a change in the benefits that was not reflected in a prior 7-pay test computation. Certain changes made to your policy may cause it to become subject to these provisions. We believe that these changes include your contractual right to make certain additional premium payments. You may choose not to exercise this right in order to preserve your policy's current tax treatment.

If you do preserve your policy's current tax treatment, policy loans will be considered your indebtedness and no part of a policy loan will constitute income to you. However, a lapse of a policy with an outstanding loan will result in the treatment of the loan cancellation (including the accrued interest) as a distribution under the policy and may be taxable. Pre-death distributions will generally not be included in gross income to the extent that the amount received does not exceed your investment in the policy.

Any policy received in exchange for a modified endowment contract is considered a modified endowment contract.

If there is any borrowing against your policy, whether a modified endowment contract or not, the interest paid on loans is not tax deductible.

AGGREGATION OF MODIFIED ENDOWMENT CONTRACTS. In the case of a pre-death distribution (including loans, collateral assignments, capitalized interest, and surrenders) from a policy that is treated as a modified endowment contract, a special aggregation requirement may apply for purposes of determining the amount of the income on the contract. Specifically, if we or any of our affiliates issue to the same policyowner more than one modified endowment contract during a calendar year, then for purposes of measuring the income on the contract with respect to a distribution from any of those contracts, the income on the contract for all such contracts will be aggregated and attributed to that distribution.

TAXATION OF SINGLE PREMIUM IMMEDIATE ANNUITY RIDER. If a SPIAR was added to the policy at issue to make the payments on the policy, a portion of each payment from the annuity will be includible in income for federal tax purposes when distributed. The amount of taxable income consists of the excess of the payment amount over the exclusion amount. The exclusion amount is defined as the payment amount multiplied by the ratio of the investment in the annuity rider to the total amount expected to be paid by us under the annuity.

If payments cease because of death before the investment in the annuity rider has been fully recovered, a deduction is allowed for the unrecovered amount. Moreover, if the payments continue beyond the time at which the investment in the annuity rider has been fully recovered, the full amount of each payment will be includible in income. If the SPIAR is surrendered before all of the scheduled payments have been made by us, the remaining income in the annuity rider will be taxed just as in the case of life insurance policies.

Payments under an immediate annuity rider are not subject to the 10% penalty tax that is generally applicable to distributions from annuities made before the recipient attains age 59 1/2.

Other than the tax consequences described above, and assuming that the SPIAR is not subjected to an assignment, gift or pledge, no income will be recognized to the policyowners or beneficiary.

The SPIAR does not exist independently of a policy. Accordingly, there are tax consequences if a policy with a SPIAR is assigned, transferred by gift, or pledged. An owner of a policy with a SPIAR is advised to consult a tax advisor prior to effecting an assignment, gift or pledge of the policy.

OTHER TRANSACTIONS. Changing the owner or the insured may have tax consequences. Exchanging this policy for another involving the same insured will have no tax consequences if there is no loan debt and no cash or other property is received, according to Section 1035(a)(1) of the Internal Revenue Code. In addition, exchanging this policy for more than one policy, or exchanging this policy and one or more other policies for a single policy, in certain circumstances, may be treated as an exchange under Section 1035, as long as all such policies involve the same insured(s). Any new policy or policies would have to satisfy the 7-pay test from the date of exchange to avoid characterization as a modified endowment contract. In addition, any exchange for a new policy or policies may result in a loss of grandfathering status for statutory changes made after the old policy or policies were issued. A tax advisor should be consulted before effecting any exchange, since even if an exchange is within Section 1035(a), the exchange may have tax consequences other than immediate recognition of income.

In addition, the policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement.

OTHER TAXES. Federal estate and state and local estate, inheritance and other taxes depend upon your or the beneficiary's specific situation.

OWNERSHIP OF POLICIES BY NON-NATURAL PERSONS. The above discussion of the tax consequences arising from the purchase, ownership, and transfer of a policy has assumed that the owner of the policy consists of one or more individuals. Organizations exempt from taxation under Section 501(a) of the Code may be subject to additional or different tax consequences with respect to transactions such as policy loans.

In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business should consult a tax advisor regarding possible tax consequences associated with a policy prior to the acquisition of this policy and also before entering into any subsequent changes to or transactions under this policy.

POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. It is possible that any legislative change could be retroactive (that is, effective prior to the date of the change). Consult a tax advisor with respect to legislative developments and their effect on the policy.

We don't make any guarantee regarding the tax status of any policy or any transaction regarding the policy.

The above discussion is not intended as tax advice. For tax advice you should consult a competent tax adviser. Although this tax discussion is based on our understanding of federal income tax laws as they are currently interpreted, we can't guarantee that those laws or interpretations will remain unchanged.

MERRILL LYNCH LIFE INSURANCE COMPANY'S INCOME TAXES

FEDERAL INCOME TAXES. We don't expect to incur any Federal income tax liability that would be chargeable to the separate account. As a result we do not currently deduct charges for Federal income taxes from the separate account.

Changes in Federal tax treatment of variable life insurance or in our tax status may mean that we will have to pay Federal income taxes chargeable to the separate account in the future. If we make a charge for taxes, we expect to accumulate it daily and transfer it from each investment division and into the general account monthly. We would keep any investment earnings on any tax charges accumulated in an investment division.

Any tax charges we impose will not apply to policies issued in connection with qualified pension arrangements.

STATE AND LOCAL INCOME TAXES. Under current laws, we may incur state and local income taxes (in addition to premium taxes) in several states, although these taxes are not significant. If the amount of these taxes changes substantially, we may make charges to the separate account.

REINSURANCE

We have to reinsured some of the risks assumed under the policies.

                                 ILLUSTRATIONS

ILLUSTRATIONS OF DEATH BENEFITS, INVESTMENT BASE, CASH SURRENDER VALUES AND
  ACCUMULATED PAYMENTS

    The tables below demonstrate the way in which the policy works. The tables are based on the following ages, face amounts, payments and guarantee periods.


    1. The illustration on page 42 is for a policy issued to a male age 5 in the standard-simplified underwriting class with a single payment of $5,000, a face amount of $40,057 and a guarantee period for life.

    2. The illustration on page 43 is for a policy issued to a male age 40 in the standard-simplified underwriting class with a single payment of $10,000, a face amount of $28,477 and a guarantee period for life.



    3. The illustration on page 44 is for a policy issued to a male age 55 in the standard-simplified underwriting class with a single payment of $10,000, a face amount of $18,386 and a guarantee period for life.



    4. The illustration on page 45 is for a policy issued to a female age 65 in the standard-simplified underwriting class with a single payment of $10,000, a face amount of $16,308 and a guarantee period for life.



    5. The illustration on page 46 is for a policy issued to a male age 40 in the standard-simplified underwriting class with a single payment of $10,000, a face amount of $123,712 and a guarantee period of 15 years. This illustration also demonstrates the effects of additional payments.


The tables show how the death benefit, investment base and cash surrender value may vary over an extended period of time assuming hypothetical rates of return (I.E., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 4%, 8% and 12%.

The death benefit, investment base and cash surrender value for a policy would be different from those shown if the actual rates of return averaged 0%, 4%, 8% and 12% over a period of years, but also fluctuated above or below those averages for individual policy years.

The amounts shown for the death benefit, investment base and cash surrender value as of the end of each policy year take into account the daily asset charge in the Separate Account equivalent to .60% (annually at the beginning of the year) of assets attributable to the policies at the beginning of the year.


The amounts shown in the tables also assume an additional charge of 0.58%. This charge assumes that the investment base is allocated equally among all the investment divisions and is based on the 1999 expenses (including monthly advisory fees and operating expenses) for the Funds and the current trust charge. This charge also reflects expenses reimbursements made in 1999 to certain portfolios by the investment advisor to the respective portfolio. These reimbursements amounted to .09%, .42%, .24%, and 1.58% of the average daily net assets of the Natural Resources Portfolio, the Developing Capital Markets Focus Fund, the Alliance Quasar Portfolio, and the Mercury V.I. U.S. Large Cap Fund, respectively (See "Charges to Fund Assets"). Values illustrated would be lower if these reimbursements had not been taken into account. The actual charge under a policy for Fund expenses and the trust charge will depend on the actual allocation of the investment base and may be higher or lower depending on how the investment base is allocated.



Taking into account the .60% asset charge in the Separate Account and the .58% charge described above, the gross annual rates of investment return of 0%, 4%, 8% and 12% correspond to net annual rates of -1.18%, 2.8%, 6.78% and 10.75%, respectively. The gross returns are before any deductions and should not be compared to rates which reflect deduction of charges.


The hypothetical returns shown on the tables are without any income tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 4%, 8% and 12%, the Funds would have to earn a sufficient amount in excess of 0% or 4% or 8% or 12% to cover any tax charges.

The second column of the tables shows the amount which would accumulate if an amount equal to the single premium was invested to earn interest (after taxes) at 5% compounded annually.

We will furnish upon request a personalized illustration reflecting the proposed insured's age, face amount and the payment amounts requested. The illustration will also use current cost of insurance rates and will assume that the proposed insured is in a standard underwriting class. In addition, if a purchase is made, a personal illustration will be included at the delivery of a policy reflecting the insured's actual underwriting class.

                 SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                MALE ISSUE AGE 5
        $5,000 SINGLE PREMIUM FOR STANDARD-SIMPLIFIED UNDERWRITING RISK
              FACE AMOUNT: $40,057      GUARANTEE PERIOD: FOR LIFE
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                       END OF YEAR
                                                       TOTAL                        DEATH BENEFIT (2)
                                                     PREMIUMS            ASSUMING HYPOTHETICAL GROSS (AFTER TAX)
                                                     PAID PLUS                 ANNUAL INVESTMENT RETURN OF
                                                 INTEREST AT 5% AS    ----------------------------------------------
END OF POLICY YEAR               PAYMENTS (1)     OF END OF YEAR         0%          4%          8%          12%
------------------               ------------    -----------------    --------    --------    --------    ----------
1............................       $5,000            $ 5,250         $40,057     $40,057     $ 41,328    $   42,980
2............................            0              5,513          40,057      40,057       42,607        46,054
3............................            0              5,788          40,057      40,057       43,897        49,289
4............................            0              6,078          40,057      40,057       45,199        52,700
5............................            0              6,381          40,057      40,057       46,514        56,298
6............................            0              6,700          40,057      40,057       47,844        60,098
7............................            0              7,036          40,057      40,057       49,191        64,114
8............................            0              7,387          40,057      40,057       50,555        68,363
9............................            0              7,757          40,057      40,057       51,939        72,863
10...........................            0              8,144          40,057      40,057       53,344        77,630
15...........................            0             10,395          40,057      40,057       60,877       106,418
20...........................            0             13,266          40,057      40,057       69,471       145,874
30...........................            0             21,610          40,057      40,057       90,452       273,963
60...........................            0             93,396          40,057      40,057      199,770     1,817,512

                                               END OF YEAR                                   END OF YEAR
                                           INVESTMENT BASE (2)                        CASH SURRENDER VALUE (2)
                                 ASSUMING HYPOTHETICAL GROSS (AFTER TAX)       ASSUMING HYPOTHETICAL GROSS (AFTER TAX)
                                       ANNUAL INVESTMENT RETURN OF                   ANNUAL INVESTMENT RETURN OF
                               -------------------------------------------   -------------------------------------------
END OF POLICY YEAR                0%         4%         8%         12%          0%         4%         8%         12%
------------------             --------   --------   --------   ----------   --------   --------   --------   ----------
1............................   $4,848     $5,046    $  5,243   $    5,440    $4,533     $4,731    $  4,928   $    5,125
2............................    4,700      5,095       5,503        5,926     4,420      4,815       5,223        5,646
3............................    4,555      5,147       5,780        6,460     4,310      4,902       5,535        6,215
4............................    4,413      5,202       6,076        7,050     4,203      4,992       5,866        6,840
5............................    4,275      5,261       6,393        7,700     4,100      5,086       6,218        7,525
6............................    4,138      5,321       6,729        8,416     3,998      5,181       6,589        8,276
7............................    4,002      5,382       7,085        9,202     3,897      5,277       6,980        9,097
8............................    3,865      5,442       7,460       10,063     3,795      5,372       7,390        9,993
9............................    3,725      5,498       7,851       11,000     3,690      5,463       7,816       10,965
10...........................    3,581      5,551       8,260       12,021     3,581      5,551       8,260       12,021
15...........................    2,986      5,947      10,803       18,885     2,986      5,947      10,803       18,885
20...........................    2,398      6,370      14,183       29,782     2,398      6,370      14,183       29,782
30...........................    1,395      7,502      25,194       76,308     1,395      7,502      25,194       76,308
60...........................        0      8,221     128,593    1,169,947         0      8,221     128,593    1,169,947

--------

(1) All payments are illustrated as if made at the beginning of the policy year.

(2)  Assumes no policy loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 4%, 8% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                 SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                               MALE ISSUE AGE 40
        $10,000 SINGLE PREMIUM FOR STANDARD-SIMPLIFIED UNDERWRITING RISK
              FACE AMOUNT: $28,477      GUARANTEE PERIOD: FOR LIFE
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                        END OF YEAR
                                                         TOTAL                       DEATH BENEFIT (2)
                                                       PREMIUMS           ASSUMING HYPOTHETICAL GROSS (AFTER TAX)
                                                       PAID PLUS                ANNUAL INVESTMENT RETURN OF
                                                   INTEREST AT 5% AS    --------------------------------------------
END OF POLICY YEAR                 PAYMENTS (1)     OF END OF YEAR         0%          4%          8%         12%
------------------                 ------------    -----------------    --------    --------    --------    --------
1..............................       $10,000           $10,500         $28,477     $28,477     $29,379     $ 30,553
2..............................             0            11,025          28,477      28,477      30,287       32,734
3..............................             0            11,576          28,477      28,477      31,203       35,032
4..............................             0            12,155          28,477      28,477      32,127       37,453
5..............................             0            12,763          28,477      28,477      33,061       40,008
6..............................             0            13,401          28,477      28,477      34,006       42,707
7..............................             0            14,071          28,477      28,477      34,962       45,561
8..............................             0            14,775          28,477      28,477      35,931       48,580
9..............................             0            15,513          28,477      28,477      36,915       51,777
10.............................             0            16,289          28,477      28,477      37,913       55,165
15.............................             0            20,789          28,477      28,477      43,267       75,620
20.............................             0            26,533          28,477      28,477      49,379      103,679
25.............................             0            33,864          28,477      28,477      56,359      142,176
30.............................             0            43,219          28,477      28,477      64,333      195,011

                                                 END OF YEAR                                 END OF YEAR
                                             INVESTMENT BASE (2)                      CASH SURRENDER VALUE (2)
                                   ASSUMING HYPOTHETICAL GROSS (AFTER TAX)     ASSUMING HYPOTHETICAL GROSS (AFTER TAX)
                                         ANNUAL INVESTMENT RETURN OF                 ANNUAL INVESTMENT RETURN OF
                                  -----------------------------------------   -----------------------------------------
END OF POLICY YEAR                   0%         4%         8%        12%         0%         4%         8%        12%
------------------                --------   --------   --------   --------   --------   --------   --------   --------
1...............................   $9,738    $10,134    $10,530    $ 10,925    $9,108    $ 9,504    $ 9,900    $ 10,295
2...............................    9,473     10,267     11,087      11,938     8,913      9,707     10,527      11,378
3...............................    9,206     10,397     11,674      13,046     8,716      9,907     11,184      12,556
4...............................    8,936     10,526     12,291      14,258     8,516     10,106     11,871      13,838
5...............................    8,664     10,651     12,939      15,584     8,314     10,301     12,589      15,234
6...............................    8,388     10,774     13,620      17,033     8,108     10,494     13,340      16,753
7...............................    8,109     10,893     14,335      18,618     7,899     10,683     14,125      18,408
8...............................    7,826     11,010     15,087      20,349     7,686     10,870     14,947      20,209
9...............................    7,541     11,123     15,878      22,243     7,471     11,053     15,808      22,173
10..............................    7,252     11,232     16,708      24,310     7,252     11,232     16,708      24,310
15..............................    6,066     12,054     21,885      38,251     6,066     12,054     21,885      38,251
20..............................    4,667     12,689     28,341      59,507     4,667     12,689     28,341      59,507
25..............................    3,016     13,054     36,279      91,520     3,016     13,054     36,279      91,520
30..............................    1,033     13,005     45,783     138,782     1,033     13,005     45,783     138,782

--------

(1) All payments are illustrated as if made at the beginning of the policy year.

(2)  Assumes no policy loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 4%, 8% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                 SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                               MALE ISSUE AGE 55
        $10,000 SINGLE PREMIUM FOR STANDARD-SIMPLIFIED UNDERWRITING RISK
              FACE AMOUNT: $18,386      GUARANTEE PERIOD: FOR LIFE
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                        END OF YEAR
                                                         TOTAL                       DEATH BENEFIT (2)
                                                       PREMIUMS           ASSUMING HYPOTHETICAL GROSS (AFTER TAX)
                                                       PAID PLUS                ANNUAL INVESTMENT RETURN OF
                                                   INTEREST AT 5% AS    --------------------------------------------
END OF POLICY YEAR                 PAYMENTS (1)     OF END OF YEAR         0%          4%          8%         12%
------------------                 ------------    -----------------    --------    --------    --------    --------
1..............................       $10,000           $10,500         $18,386     $18,386     $18,969     $ 19,727
2..............................             0            11,025          18,386      18,386      19,556       21,139
3..............................             0            11,576          18,386      18,386      20,149       22,626
4..............................             0            12,155          18,386      18,386      20,748       24,194
5..............................             0            12,763          18,386      18,386      21,353       25,848
6..............................             0            13,401          18,386      18,386      21,965       27,597
7..............................             0            14,071          18,386      18,386      22,585       29,445
8..............................             0            14,775          18,386      18,386      23,213       31,401
9..............................             0            15,513          18,386      18,386      23,850       33,472
10.............................             0            16,289          18,386      18,386      24,497       35,666
15.............................             0            20,789          18,386      18,386      27,963       48,921
20.............................             0            26,533          18,386      18,386      31,921       67,115
30.............................             0            43,219          18,386      18,386      41,614      126,423

                                                 END OF YEAR                                 END OF YEAR
                                             INVESTMENT BASE (2)                      CASH SURRENDER VALUE (2)
                                         ASSUMING HYPOTHETICAL GROSS                 ASSUMING HYPOTHETICAL GROSS
                                         ANNUAL INVESTMENT RETURN OF                 ANNUAL INVESTMENT RETURN OF
                                  -----------------------------------------   -----------------------------------------
END OF POLICY YEAR                   0%         4%         8%        12%         0%         4%         8%        12%
------------------                --------   --------   --------   --------   --------   --------   --------   --------
1...............................   $9,690    $10,085    $10,480    $ 10,874    $9,060    $ 9,455    $ 9,850    $ 10,244
2...............................    9,375     10,165     10,979      11,822     8,815      9,605     10,419      11,262
3...............................    9,056     10,239     11,499      12,853     8,566      9,749     11,009      12,363
4...............................    8,733     10,306     12,041      13,971     8,313      9,886     11,621      13,551
5...............................    8,405     10,368     12,606      15,186     8,055     10,018     12,256      14,836
6...............................    8,074     10,423     13,193      16,504     7,794     10,143     12,913      16,224
7...............................    7,737     10,471     13,803      17,932     7,527     10,261     13,593      17,722
8...............................    7,394     10,509     14,436      19,479     7,254     10,369     14,296      19,339
9...............................    7,045     10,538     15,092      21,152     6,975     10,468     15,022      21,082
10..............................    6,688     10,556     15,769      22,959     6,688     10,556     15,769      22,959
15..............................    5,135     10,839     19,900      34,815     5,135     10,839     19,900      34,815
20..............................    3,363     10,827     24,754      52,046     3,363     10,827     24,754      52,046
30..............................        0      9,539     36,435     110,689         0      9,539     36,435     110,689

--------

(1) All payments are illustrated as if made at the beginning of the policy year.

(2)  Assumes no policy loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 4%, 8% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                 SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                              FEMALE ISSUE AGE 65
        $10,000 SINGLE PREMIUM FOR STANDARD-SIMPLIFIED UNDERWRITING RISK
              FACE AMOUNT: $16,308      GUARANTEE PERIOD: FOR LIFE
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                         END OF YEAR
                                                          TOTAL                       DEATH BENEFIT (2)
                                                        PREMIUMS           ASSUMING HYPOTHETICAL GROSS (AFTER TAX)
                                                        PAID PLUS                ANNUAL INVESTMENT RETURN OF
                                                    INTEREST AT 5% AS    --------------------------------------------
END OF POLICY YEAR                  PAYMENTS (1)     OF END OF YEAR         0%          4%          8%         12%
------------------                  ------------    -----------------    --------    --------    --------    --------
1...............................       $10,000           $10,500         $16,308     $16,308     $16,826     $17,499
2...............................             0            11,025          16,308      16,308      17,347      18,751
3...............................             0            11,576          16,308      16,308      17,873      20,071
4...............................             0            12,155          16,308      16,308      18,405      21,462
5...............................             0            12,763          16,308      16,308      18,941      22,930
6...............................             0            13,401          16,308      16,308      19,485      24,482
7...............................             0            14,071          16,308      16,308      20,035      26,122
8...............................             0            14,775          16,308      16,308      20,592      27,857
9...............................             0            15,513          16,308      16,308      21,157      29,695
10..............................             0            16,289          16,308      16,308      21,731      31,642
15..............................             0            20,789          16,308      16,308      24,807      43,405
20..............................             0            26,533          16,308      16,308      28,321      59,559

                                                   END OF YEAR                                 END OF YEAR
                                               INVESTMENT BASE (2)                      CASH SURRENDER VALUE (2)
                                           ASSUMING HYPOTHETICAL GROSS                 ASSUMING HYPOTHETICAL GROSS
                                           ANNUAL INVESTMENT RETURN OF                 ANNUAL INVESTMENT RETURN OF
                                    -----------------------------------------   -----------------------------------------
END OF POLICY YEAR                     0%         4%         8%        12%         0%         4%         8%        12%
------------------                  --------   --------   --------   --------   --------   --------   --------   --------
1.................................   $9,680    $10,076    $10,470    $10,864     $9,050    $ 9,446    $ 9,840    $10,234
2.................................    9,356     10,146     10,959     11,801      8,796      9,586     10,399     11,241
3.................................    9,029     10,211     11,469     12,818      8,539      9,721     10,979     12,328
4.................................    8,700     10,271     12,001     13,925      8,280      9,851     11,581     13,505
5.................................    8,369     10,327     12,557     15,128      8,019      9,977     12,207     14,778
6.................................    8,035     10,378     13,138     16,435      7,755     10,098     12,858     16,155
7.................................    7,697     10,423     13,742     17,854      7,487     10,213     13,532     17,644
8.................................    7,352     10,458     14,369     19,389      7,212     10,318     14,229     19,249
9.................................    6,999     10,481     15,014     21,045      6,929     10,411     14,944     20,975
10................................    6,636     10,491     15,677     22,827      6,636     10,491     15,677     22,827
15................................    5,011     10,683     19,646     34,375      5,011     10,683     19,646     34,375
20................................    3,127     10,517     24,170     50,830      3,127     10,517     24,170     50,830

--------

(1) All payments are illustrated as if made at the beginning of the policy year.

(2)  Assumes no policy loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 4%, 8% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                 SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                               MALE ISSUE AGE 40
        $10,000 SINGLE PREMIUM FOR STANDARD-SIMPLIFIED UNDERWRITING RISK
         FACE AMOUNT: $123,712      GUARANTEE PERIOD AT ISSUE: 15 YEARS
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                     END OF YEAR
                                                      TOTAL                       DEATH BENEFIT (2)
                                                    PREMIUMS           ASSUMING HYPOTHETICAL GROSS (AFTER TAX)
                                                    PAID PLUS                ANNUAL INVESTMENT RETURN OF
                                                INTEREST AT 5% AS    --------------------------------------------
END OF POLICY YEAR              PAYMENTS (1)     OF END OF YEAR         0%          4%          8%         12%
------------------              ------------    -----------------    --------    --------    --------    --------
1...........................       $10,000           $ 10,500        $123,712    $123,712    $123,712    $123,712
2...........................         1,500             12,600         123,712     123,712     123,712     123,712
3...........................         1,500             14,805         123,712     123,712     123,712     123,712
4...........................         1,500             17,120         123,712     123,712     123,712     123,712
5...........................         1,500             19,551         123,712     123,712     123,712     123,712
6...........................         1,500             22,104         123,712     123,712     123,712     123,712
7...........................         1,500             24,784         123,712     123,712     123,712     123,712
8...........................         1,500             27,598         123,712     123,712     123,712     123,712
9...........................         1,500             30,553         123,712     123,712     123,712     123,712
10..........................         1,500             33,656         123,712     123,712     123,712     123,712
15..........................         1,500             51,657         123,712     123,712     123,712     139,259
20..........................         1,500             74,632         123,712     123,712     123,712     207,626
25..........................         1,500            103,954         123,712     123,712     131,827     299,503
30..........................             0            132,675               *     123,712     150,627     411,064

                                             END OF YEAR                                 END OF YEAR
                                         INVESTMENT BASE (2)                      CASH SURRENDER VALUE (2)
                                     ASSUMING HYPOTHETICAL GROSS                 ASSUMING HYPOTHETICAL GROSS
                                     ANNUAL INVESTMENT RETURN OF                 ANNUAL INVESTMENT RETURN OF
                              -----------------------------------------   -----------------------------------------
END OF POLICY YEAR               0%         4%         8%        12%         0%         4%         8%        12%
------------------            --------   --------   --------   --------   --------   --------   --------   --------
1...........................  $ 9,364    $ 9,755    $ 10,146   $ 10,538   $ 8,734    $ 9,125    $  9,516   $  9,908
2...........................   10,170     10,997      11,857     12,750     9,523     10,349      11,209     12,102
3...........................   10,923     12,229      13,641     15,158    10,268     11,574      12,985     14,503
4...........................   11,620     13,448      15,499     17,783    10,966     12,794      14,845     17,129
5...........................   12,257     14,649      17,435     20,647    11,614     14,006      16,793     20,004
6...........................   12,833     15,829      19,451     23,775    12,211     15,208      18,830     23,153
7...........................   13,349     16,989      21,556     27,200    12,759     16,398      20,966     26,610
8...........................   13,804     18,125      23,753     30,956    13,254     17,575      23,204     30,407
9...........................   14,200     19,239      26,054     35,086    13,701     18,740      25,555     34,587
10..........................   14,526     20,318      28,455     39,626    14,088     19,879      28,016     39,187
15..........................   15,416     25,459      42,679     70,880    14,977     25,020      42,240     70,441
20..........................   13,922     28,811      60,889    119,607    13,483     28,373      60,451    119,168
25..........................    9,022     28,857      85,297    193,232     8,584     28,418      84,859    192,793
30..........................        *     12,929     107,294    292,640         *     12,832     107,197    292,543

--------

(1) All payments are illustrated as if made at the beginning of the policy year.

(2)  Assumes no policy loan has been made.

*   Additional payment will be required to prevent policy termination.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 4%, 8% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                MORE ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY

DIRECTORS AND EXECUTIVE OFFICERS

    Our directors and executive officers and their positions with us are as follows:

NAME                           POSITION(S) WITH THE COMPANY
----                           ----------------------------
Anthony J. Vespa.............  Chairman of the Board, President, and Chief Executive
                               Officer

Joseph E. Crowne, Jr.........  Director, Senior Vice President, Chief Financial Officer,
                               Chief Actuary, and Treasurer

Barry G. Skolnick............  Director, Senior Vice President, General Counsel, and
                               Secretary

David M. Dunford.............  Director, Senior Vice President, and Chief Investment
                               Officer

Gail R. Farkas...............  Director and Senior Vice President

Robert J. Boucher............  Senior Vice President, Variable Life Administration

Each director is elected to serve until the next annual meeting of shareholders or until his or her successor is elected and shall have qualified. Each has held various executive positions with insurance company subsidiaries of our indirect parent, Merrill Lynch & Co., Inc. The principal positions of our directors and executive officers for the past five years are listed below:

Mr. Vespa joined Merrill Lynch Life in January 1994. Since February 1994, he has held the position of Senior Vice President of MLPF&S.

Mr. Crowne joined Merrill Lynch Life in June 1991.

Mr. Skolnick joined Merrill Lynch Life in November 1990. Since May 1992, he has held the position of Assistant General Counsel of Merrill Lynch & Co., Inc. and First Vice President and Assistant General Counsel of MLPF&S.

Mr. Dunford joined Merrill Lynch Life in July 1990.

Ms. Farkas joined Merrill Lynch Life in August 1995. Prior to August 1995, she held the position of Director of Market Planning of MLPF&S.

Mr. Boucher joined Merrill Lynch Life in May 1992.


None of our shares are owned by any of our officers or directors, as it is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). Our officers and directors, both individually and as a group, own less than one percent of the outstanding shares of common stock of Merrill Lynch & Co., Inc.


SERVICES ARRANGEMENT


We and MLIG are parties to a service agreement pursuant to which MLIG has agreed to provide certain data processing, legal, actuarial, management, advertising and other services to us, including services related to the Separate Account and the policies. We reimburse expenses incurred by MLIG under this service agreement on an allocated cost basis. Charges billed to us by MLIG under the agreement were $43.4 million for the year ended December 31, 1999.

STATE REGULATION


We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department (the "Insurance Department"). We file a detailed financial statement in the prescribed form (the "Annual Statement") with the Insurance Department each year covering our operations for the preceding year and our financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine policy liabilities and reserves so that the Insurance Department may certify that these items are correct. Our books and accounts are subject to review by the Insurance Department at all times. A full examination of our operations is conducted periodically by the Insurance Department and under the auspices of the National Association of Insurance Commissioners. We are also subject to the insurance laws and regulations of all jurisdictions in which we are licensed to do business.


LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, is not material to our total assets or to MLPF&S.

EXPERTS


Our financial statements as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and of the Separate Account as of December 31, 1999 and for the periods presented, included in this Prospectus, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two World Financial Center, New York, New York 10281-1433.


Actuarial matters included in this Prospectus have been examined by Joseph E. Crowne, Jr., F.S.A., our Chief Actuary and Chief Financial Officer, as stated in his opinion filed as an exhibit to the registration statement.

LEGAL MATTERS

Our organization, its authority to issue the policy, and the validity of the form of the policy have been passed upon by Barry G. Skolnick, our Senior Vice President and General Counsel.

REGISTRATION STATEMENTS

We have filed a Registration statement with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940 that relate to the policy and its investment options. This Prospectus does not contain all of the information in the registration statement as permitted by Securities and Exchange Commission regulations. The omitted information can be obtained from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

FINANCIAL STATEMENTS


Our financial statements, included herein, should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon our ability to meet our obligations under the policies.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:


We have audited the accompanying statements of assets and liabilities of each of the divisions of Merrill Lynch Life
Variable Life Separate Account II, comprised of divisions investing in the Money Reserve Portfolio, Intermediate Government Bond Portfolio, Long-Term Corporate Bond Portfolio, Capital Stock Portfolio, Growth Stock Portfolio, Multiple Strategy Portfolio, High Yield Portfolio, Natural Resources Portfolio, Global Strategy Portfolio, Balanced Portfolio, Global Utility Focus Fund, International Equity Focus Fund, Global Bond Focus Fund,
Basic Value Focus Fund, Developing Capital Markets Focus Fund, Special Value Focus Fund, Index 500 Fund, Capital Focus Fund (commencement of operations July 21, 1999), Global Growth Focus Fund (commencement of operations July 21,1999), International VIP Portfolio (commencement of operations July 21, 1999), Mercury V.
I.  US  Large  Cap  (commencement of operations July  21,  1999),
Quasar Portfolio (commencement of operations July 21, 1999), Premier Growth Portfolio, MFS Emerging Growth Series, MFS Research Series, AIM V.I. Value Fund, AIM V.I. Capital Appreciation Fund, 1997 Trust (matured on February 18, 1997), 1998 Trust (matured on February 17, 1998), 1999 Trust (matured on February 16, 1999), 2000 Trust, 2001 Trust, 2002 Trust, 2003
Trust,  2004  Trust,  2005 Trust, 2006 Trust,  2007  Trust,  2008
Trust,  2009  Trust,  2010 Trust, 2011 Trust,  2013  Trust,  2014
Trust, 2019 Trust (commencement of operations July 21, 1999) (collectively, the "Divisions"), as of December 31, 1999 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund and unit investment trust securities owned at December 31, 1999. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Divisions as of December 31, 1999, the results of their operations and the changes in their net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles.








February 14, 2000

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                                        Divisions Investing In
                                                                 ---------------- --------------------------------------------------
                                                                                     Intermediate      Long-Term
                                                                       Money          Government       Corporate         Capital
                                                                      Reserve            Bond            Bond             Stock
(In thousands)                                                       Portfolio        Portfolio        Portfolio        Portfolio
                                                                 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Series Fund, Inc. (Note 1):
  Money Reserve Portfolio, 378,112 shares
   (Cost $378,112)                                               $       378,112  $             0  $             0  $             0

  Intermediate Government Bond Portfolio, 15,826 shares
   (Cost $176,132)                                                             0          165,381                0                0

  Long-Term Corporate Bond Portfolio, 7,478 shares
   (Cost $86,619)                                                              0                0           80,987                0

  Capital Stock Portfolio, 10,457 shares
   (Cost $242,628)                                                             0                0                0          307,742
                                                                 ---------------- ---------------- ---------------- ----------------

  Total Assets                                                           378,112          165,381           80,987          307,742

Liabilities
Due to (from) Merrill Lynch Life Insurance Company                        28,695             (110)             (61)             156
                                                                 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $       349,417  $       165,491  $        81,048  $       307,586
                                                                 ================ ================ ================ ================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (continued)

                                                                                        Divisions Investing In
                                                                 -------------------------------------------------------------------

                                                                      Growth          Multiple          High            Natural
                                                                       Stock          Strategy          Yield           Resources
(In thousands)                                                       Portfolio        Portfolio        Portfolio        Portfolio
                                                                 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Series Fund, Inc. (Note 1):
  Growth Stock Portfolio, 11,669 shares
   (Cost $355,352)                                               $       443,787  $             0  $             0  $             0

  Multiple Strategy Portfolio, 65,878 shares
   (Cost $1,085,788)                                                           0        1,198,324                0                0

  High Yield Portfolio, 8,647 shares
   (Cost $74,372)                                                              0                0           64,417                0

  Natural Resources Portfolio, 1,111 shares
   (Cost $8,577)                                                               0                0                0            9,219
                                                                 ---------------- ---------------- ---------------- ----------------

  Total Assets                                                           443,787        1,198,324           64,417            9,219

Liabilities
Due to (from) Merrill Lynch Life Insurance Company                            13              169             (454)             (37)
                                                                 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $       443,774  $     1,198,155  $        64,871  $         9,256
                                                                 ================ ================ ================ ================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (continued)

                                                                                         Divisions Investing In
                                                                 -------------------------------------------------------------------
                                                                                                        Global       International
                                                                      Global                            Utility         Equity
                                                                     Strategy         Balanced           Focus          Focus
(In thousands)                                                       Portfolio        Portfolio          Fund           Fund
                                                                 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Series Fund, Inc. (Note 1):
  Global Strategy Portfolio, 9,297 shares
   (Cost $142,246)                                               $       159,353  $             0  $             0  $             0

  Balanced Portfolio, 5,718 shares
   (Cost $80,855)                                                              0           84,394                0                0

 Investments in Merrill Lynch Variable
  Series Funds, Inc. (Note 1):
   Global Utility Focus Fund, 421 shares
    (Cost $6,767)                                                              0                0            7,096                0

   International Equity Focus Fund, 533 shares
    (Cost $6,023)                                                              0                0                0            7,457
                                                                 ---------------- ---------------- ---------------- ----------------

  Total Assets                                                           159,353           84,394            7,096            7,457

Liabilities
Due to (from) Merrill Lynch Life Insurance Company                            60               12                1                1
                                                                 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $       159,293  $        84,382  $         7,095  $         7,456
                                                                 ================ ================ ================ ================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (continued)

                                                                                        Divisions Investing In
                                                                 -------------------------------------------------------------------
                                                                       Global           Basic          Developing        Special
                                                                       Bond             Value           Capital           Value
                                                                       Focus            Focus        Markets Focus        Focus
(In thousands)                                                         Fund             Fund             Fund             Fund
                                                                 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Variable
  Series Funds, Inc. (Note 1):
   Global Bond Focus Fund, 37 shares
    (Cost $360)                                                  $           318  $             0  $             0  $             0

   Basic Value Focus Fund, 4,145 shares
    (Cost $59,064)                                                             0           56,365                0                0

   Developing Capital Markets Focus Fund, 706 shares
    (Cost $6,281)                                                              0                0            7,297                0

   Special Value Focus Fund, 409 shares
   (Cost $8,008)                                                               0                0                0            9,560
                                                                 ---------------- ---------------- ---------------- ----------------

  Total Assets                                                               318           56,365            7,297            9,560

Liabilities
Due to (from) Merrill Lynch Life Insurance Company                             0               (5)              21              169
                                                                 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $           318  $        56,370  $         7,276  $         9,391
                                                                 ================ ================ ================ ================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (continued)

                                                                                         Divisions Investing In
                                                                 -------------------------------------------------------------------
                                                                                                         Global
                                                                       Index           Capital           Growth       International
                                                                        500             Focus            Focus             VIP
(In thousands)                                                         Fund             Fund             Fund           Portfolio
                                                                 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Variable
  Series Funds, Inc. (Note 1):
   Index 500 Fund, 1,693 shares
    (Cost $27,513)                                               $        31,705  $             0  $             0  $             0

   Capital Focus Fund, 44 shares
    (Cost $450)                                                                0              449                0                0

   Global Growth Focus Fund, 147 shares
    (Cost $1,865)                                                              0                0            2,179                0

 Investments in Hotchkis & Wiley Variable Trust (Note 1):
  International VIP Portfolio, 199 shares
   (Cost $2,222)                                                               0                0                0            2,297
                                                                 ---------------- ---------------- ---------------- ----------------

  Total Assets                                                            31,705              449            2,179            2,297

Liabilities
Due to (from) Merrill Lynch Life Insurance Company                          (415)               0                0              (45)
                                                                 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $        32,120  $           449  $         2,179  $         2,342
                                                                 ================ ================ ================ ================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (continued)

                                                                                        Divisions Investing In
                                                                 -------------------------------------------------------------------
                                                                      Mercury                                              MFS
                                                                     V.I. U.S.                          Premier          Emerging
                                                                     Large Cap          Quasar           Growth           Growth
(In thousands)                                                         Fund           Portfolio         Portfolio         Series
                                                                 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Mercury Asset Management
  V. I. Funds, Inc. (Note 1):
   Mercury V. I. U. S. Large Cap Fund, 267 shares
    (Cost $2,848)                                                $         3,212  $             0  $             0  $             0

 Investments in Alliance Variable Products
  Series Fund, Inc. (Note 1):
   Quasar Portfolio, 53 shares
    (Cost $601)                                                                0              691                0                0

   Premier Growth Portfolio, 1,269 shares
    (Cost $40,170)                                                             0                0           51,330                0

 Investments in MFS Variable Insurance Trust (Note 1):
  MFS Emerging Growth Series, 599 shares
   (Cost $13,867)                                                              0                0                0           22,726
                                                                 ---------------- ---------------- ---------------- ----------------

  Total Assets                                                             3,212              691           51,330           22,726

Liabilities
Due to (from) Merrill Lynch Life Insurance Company                             6                1             (283)              78
                                                                 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $         3,206  $           690  $        51,613  $        22,648
                                                                 ================ ================ ================ ================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (continued)

                                                                                        Divisions Investing In
                                                                 -------------------------------------------------------------------
                                                                                                          AIM
                                                                        MFS              AIM          V.I. Capital
                                                                      Research        V.I. Value      Appreciation        2000
(In thousands)                                                         Series            Fund             Fund            Trust
                                                                 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in MFS Variable Insurance Trust (Note 1):
  MFS Research Series, 364 shares
   (Cost $6,685)                                                 $         8,499  $             0  $             0  $             0

 Investments in AIM Variable Insurance Funds, Inc. (Note 1):
  AIM V.I. Value Fund, 765 shares
   (Cost $20,854)                                                              0           25,636                0                0

  AIM V.I. Capital Appreciation Fund, 154 shares
   (Cost $4,306)                                                               0                0            5,463                0

 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Note 1):
   2000 Trust, 19,827 trust units
    (Cost $16,416)                                                             0                0                0           19,750
                                                                 ---------------- ---------------- ---------------- ----------------

  Total Assets                                                             8,499           25,636            5,463           19,750

Liabilities
Due to (from) Merrill Lynch Life Insurance Company                            20              (30)               1                5
                                                                 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $         8,479  $        25,666  $         5,462  $        19,745
                                                                 ================ ================ ================ ================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (continued)

                                                                                        Divisions Investing In
                                                                 -------------------------------------------------------------------


                                                                       2001             2002             2003             2004
(In thousands)                                                         Trust            Trust            Trust            Trust
                                                                 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Note 1):
   2001 Trust, 43,052 trust units
    (Cost $25,072)                                               $        40,429  $             0  $             0  $             0

   2002 Trust, 9,426 trust units
    (Cost $6,827)                                                              0            8,286                0                0

   2003 Trust, 43,740 trust units
    (Cost $19,985)                                                             0                0           34,881                0

   2004 Trust, 9,074 trust units
    (Cost $6,198)                                                              0                0                0            6,981
                                                                 ---------------- ---------------- ---------------- ----------------

  Total Assets                                                            40,429            8,286           34,881            6,981

Liabilities
Due to (from) Merrill Lynch Life Insurance Company                            27                2               14                2
                                                                 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $        40,402  $         8,284  $        34,867  $         6,979
                                                                 ================ ================ ================ ================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (continued)

                                                                                        Divisions Investing In
                                                                 -------------------------------------------------------------------


                                                                       2005             2006             2007             2008
(In thousands)                                                         Trust            Trust            Trust            Trust
                                                                 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Note 1):
   2005 Trust, 22,497 trust units
    (Cost $11,650)                                               $        16,332  $             0  $             0  $             0

   2006 Trust, 8,244 trust units
    (Cost $4,664)                                                              0            5,701                0                0

   2007 Trust, 16,279 trust units
    (Cost $6,889)                                                              0                0           10,483                0

   2008 Trust, 28,876 trust units
    (Cost $10,564)                                                             0                0                0           16,989
                                                                 ---------------- ---------------- ---------------- ----------------

  Total Assets                                                            16,332            5,701           10,483           16,989

Liabilities
Due to (from) Merrill Lynch Life Insurance Company                            11                1                2                3
                                                                 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $        16,321  $         5,700  $        10,481  $        16,986
                                                                 ================ ================ ================ ================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (continued)

                                                                                        Divisions Investing In
                                                              --------------------------------------------------------------------


                                                                    2009             2010             2011             2013
(In thousands)                                                      Trust            Trust            Trust            Trust
                                                              ---------------- ---------------- ---------------- ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Note 1):
   2009 Trust, 14,839 trust units
    (Cost $5,510)                                             $         8,159  $             0  $             0  $             0

   2010 Trust, 11,110 trust units
    (Cost $5,838)                                                           0            5,648                0                0

   2011 Trust, 2,908 trust units
    (Cost $1,150)                                                           0                0            1,396                0

   2013 Trust, 2,484 trust units
    (Cost $874)                                                             0                0                0            1,032
                                                              ---------------- ---------------- ---------------- ----------------
  Total Assets                                                          8,159            5,648            1,396            1,032

Liabilities
Due to (from) Merrill Lynch Life Insurance Company                             2                2                0                0
                                                              ---------------- ---------------- ---------------- ----------------
Net Assets                                                    $         8,157  $         5,646  $         1,396  $         1,032
                                                              ================ ================ ================ ================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (continued)

                                                                       Divisions Investing In
                                                                 ----------------------------------


                                                                       2014             2019
(In thousands)                                                         Trust            Trust
                                                                 ---------------- ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Note 1):
   2014 Trust, 37,663 trust units
    (Cost $15,993)                                               $        14,424  $             0

   2019 Trust, 17,391 trust units
    (Cost $4,888)                                                              0            4,810
                                                                 ---------------- ----------------

  Total Assets                                                            14,424            4,810

Liabilities
Due to (from) Merrill Lynch Life Insurance Company                            11                1
                                                                 ---------------- ----------------
Net Assets                                                       $        14,413  $         4,809
                                                                 ================ ================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                          Intermediate          Long-Term
                                                        Money              Government           Corporate             Capital
                                                       Reserve                Bond                 Bond                Stock
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $            19,119  $            11,862  $             6,112  $            50,286
 Mortality and Expense Charges (Note 3)                      (2,249)              (1,015)                (499)              (1,531)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                               16,870               10,847                5,613               48,755
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0               (2,183)              (1,070)               5,891
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0              (12,023)              (7,170)              19,330
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   0              (14,206)              (8,240)              25,221
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   16,870               (3,359)              (2,627)              73,976
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     408                   68                  163                  263
 Policy Loading, Net (Note 3)                                  (652)                 (28)                 (29)                (100)
 Contract Owner Deaths                                       (6,747)              (3,109)              (1,538)              (2,479)
 Contract Owner Terminations                                (25,469)              (3,719)              (2,680)              (6,363)
 Policy Loans, Net                                           (4,436)              (1,301)                (953)              (2,029)
 Cost of Insurance                                           (7,272)              (3,240)              (1,643)              (4,220)
 Policy Loan Processing Charges                              (1,081)                (300)                (188)                (415)
 Transfers Among Investment Divisions                         8,033               (7,272)                (387)              (3,930)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (37,216)             (18,901)              (7,255)             (19,273)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                     (20,346)             (22,260)              (9,882)              54,703
Net Assets Beginning of Period                              369,763              187,751               90,930              252,883
                                                -------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $           349,417  $           165,491  $            81,048  $           307,586
                                                ==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------

                                                       Growth               Multiple              High               Natural
                                                        Stock               Strategy              Yield              Resources
(In thousands)                                        Portfolio             Portfolio            Portfolio           Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $           104,798  $           201,590  $             7,989  $               328
 Mortality and Expense Charges (Note 3)                      (2,079)              (6,533)                (412)                 (58)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                              102,719              195,057                7,577                  270
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                        13,482               16,160               (4,326)              (1,289)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              5,943               (9,831)                 230                3,070
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              19,425                6,329               (4,096)               1,781
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                  122,144              201,386                3,481                2,051
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     388                  263                   46                    8
 Policy Loading, Net (Note 3)                                   (29)                 (14)                   7                    1
 Contract Owner Deaths                                       (2,646)             (18,753)              (1,568)                (102)
 Contract Owner Terminations                                 (6,886)             (33,978)              (2,310)                (567)
 Policy Loans, Net                                           (3,021)              (9,366)                (880)                 124
 Cost of Insurance                                           (5,300)             (18,096)              (1,248)                (187)
 Policy Loan Processing Charges                                (587)              (1,667)                (154)                 (29)
 Transfers Among Investment Divisions                        17,243              (42,896)             (10,512)                (883)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (838)            (124,507)             (16,619)              (1,635)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                     121,306               76,879              (13,138)                 416
Net Assets Beginning of Period                              322,468            1,121,276               78,009                8,840
                                                -------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $           443,774  $         1,198,155  $            64,871  $             9,256
                                                ==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                                                 Global           International
                                                       Global                                    Utility             Equity
                                                      Strategy             Balanced               Focus              Focus
(In thousands)                                        Portfolio            Portfolio              Fund               Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $            18,526  $            14,230  $               873  $               336
 Mortality and Expense Charges (Note 3)                        (875)                (518)                 (38)                 (40)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                               17,651               13,712                  835                  296
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,918                  570                  259                  991
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              8,119               (7,843)                (369)                 949
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              10,037               (7,273)                (110)               1,940
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   27,688                6,439                  725                2,236
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     180                  157                    2                   15
 Policy Loading, Net (Note 3)                                   (59)                 (40)                  (6)                  18
 Contract Owner Deaths                                       (1,316)                (637)                 (56)                 (91)
 Contract Owner Terminations                                 (4,570)              (2,703)                (121)                (216)
 Policy Loans, Net                                           (2,698)                (479)                 (53)                 (44)
 Cost of Insurance                                           (2,271)              (1,464)                (115)                (108)
 Policy Loan Processing Charges                                (243)                (130)                 (14)                 (14)
 Transfers Among Investment Divisions                       (14,487)              (3,638)                 571                 (924)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (25,464)              (8,934)                 208               (1,364)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       2,224               (2,495)                 933                  872
Net Assets Beginning of Period                              157,069               86,877                6,162                6,584
                                                -------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $           159,293  $            84,382  $             7,095  $             7,456
                                                ==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                        Global               Basic              Developing            Special
                                                        Bond                 Value               Capital               Value
                                                        Focus                Focus            Markets Focus            Focus
(In thousands)                                          Fund                 Fund                  Fund                Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                42  $            11,145  $               100  $             1,063
 Mortality and Expense Charges (Note 3)                          (4)                (282)                 (24)                 (44)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   38               10,863                   76                1,019
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           (99)                  95                  183               (1,035)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                (46)              (3,146)               1,827                2,266
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                (145)              (3,051)               2,010                1,231
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                     (107)               7,812                2,086                2,250
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                   34                    4                    9
 Policy Loading, Net (Note 3)                                     0                   (4)                  (1)                  13
 Contract Owner Deaths                                            0                 (798)                 (34)                 (41)
 Contract Owner Terminations                                      1               (1,251)                 (25)                (340)
 Policy Loans, Net                                              (16)                (265)                 (98)                 (46)
 Cost of Insurance                                               (3)                (891)                 (71)                (130)
 Policy Loan Processing Charges                                   0                  (94)                  (7)                 (14)
 Transfers Among Investment Divisions                        (1,967)              12,522                2,846                  (15)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (1,985)               9,253                2,614                 (564)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      (2,092)              17,065                4,700                1,686
Net Assets Beginning of Period                                2,410               39,305                2,576                7,705
                                                -------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $               318  $            56,370  $             7,276  $             9,391
                                                ==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                                                  Global
                                                        Index               Capital               Growth           International
                                                         500                 Focus                Focus                 VIP
(In thousands)                                          Fund                 Fund                 Fund               Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               999  $                11  $                27  $                12
 Mortality and Expense Charges (Note 3)                        (155)                  (1)                  (2)                  (4)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  844                   10                   25                    8
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,789                   (7)                  72                   86
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              1,924                   (1)                 314                   75
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               3,713                   (8)                 386                  161
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    4,557                    2                  411                  169
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      13                    0                    0                    0
 Policy Loading, Net (Note 3)                                    (7)                   0                    0                    3
 Contract Owner Deaths                                          (79)                   0                    0                    0
 Contract Owner Terminations                                   (748)                   0                    0                    0
 Policy Loans, Net                                              397                    0                  (10)                  (9)
 Cost of Insurance                                             (453)                  (7)                 (17)                 (23)
 Policy Loan Processing Charges                                 (57)                  (1)                  (2)                  (2)
 Transfers Among Investment Divisions                        11,821                  455                1,797                2,204
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      10,887                  447                1,768                2,173
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      15,444                  449                2,179                2,342
Net Assets Beginning of Period                               16,676                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            32,120  $               449  $             2,179  $             2,342
                                                ==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                       Mercury                                                          MFS
                                                      V.I. U.S.                                  Premier              Emerging
                                                      Large Cap              Quasar               Growth               Growth
(In thousands)                                          Fund               Portfolio             Portfolio             Series
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                19  $                 0  $               496  $                 0
 Mortality and Expense Charges (Note 3)                          (6)                  (1)                (237)                 (68)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   13                   (1)                 259                  (68)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            70                    5                2,734                  705
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                364                   90                7,695                8,004
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 434                   95               10,429                8,709
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      447                   94               10,688                8,641
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    0                    3                   14
 Policy Loading, Net (Note 3)                                     0                    0                   (5)                   1
 Contract Owner Deaths                                            0                    0                 (248)                 (18)
 Contract Owner Terminations                                      1                    1                 (584)                 (72)
 Policy Loans, Net                                              (36)                  (1)                (730)                (206)
 Cost of Insurance                                              (33)                  (6)                (696)                (191)
 Policy Loan Processing Charges                                  (4)                  (1)                 (81)                 (16)
 Transfers Among Investment Divisions                         2,831                  603               21,100                7,664
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       2,759                  596               18,759                7,176
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       3,206                  690               29,447               15,817
Net Assets Beginning of Period                                    0                    0               22,166                6,831
                                                -------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             3,206  $               690  $            51,613  $            22,648
                                                ==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                                                    AIM
                                                         MFS                   AIM              V.I. Capital
                                                       Research             V.I. Value          Appreciation            1999
(In thousands)                                          Series                Fund                  Fund                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                78  $               413  $               108  $                 0
 Mortality and Expense Charges (Note 3)                         (42)                (103)                 (17)                 (15)
 Transaction Charges (Note 3)                                     0                    0                    0                   (8)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   36                  310                   91                  (23)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           227                  576                  206                4,332
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              1,284                3,600                  996               (4,232)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               1,511                4,176                1,202                  100
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    1,547                4,486                1,293                   77
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       8                   13                    4                    0
 Policy Loading, Net (Note 3)                                     0                   (2)                   2                   (3)
 Contract Owner Deaths                                         (131)                 (51)                (168)                (134)
 Contract Owner Terminations                                   (156)                (142)                (193)                (194)
 Policy Loans, Net                                              (32)                  73                 (144)                (124)
 Cost of Insurance                                             (106)                (306)                 (59)                  68
 Policy Loan Processing Charges                                 (11)                 (29)                  (6)                  17
 Transfers Among Investment Divisions                         2,250               13,189                2,735              (21,237)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       1,822               12,745                2,171              (21,607)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       3,369               17,231                3,464              (21,530)
Net Assets Beginning of Period                                5,110                8,435                1,998               21,530
                                                -------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             8,479  $            25,666  $             5,462  $                 0
                                                ==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------


                                                        2000                 2001                 2002                 2003
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                        (111)                (245)                 (54)                (212)
 Transaction Charges (Note 3)                                   (68)                (144)                 (29)                (126)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                 (179)                (389)                 (83)                (338)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           752                3,334                  525                3,321
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                137               (2,069)                (432)              (3,999)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 889                1,265                   93                 (678)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      710                  876                   10               (1,016)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    4                    0                   21
 Policy Loading, Net (Note 3)                                    (4)                 (15)                  (8)                  (7)
 Contract Owner Deaths                                         (175)                (193)                 (44)                (668)
 Contract Owner Terminations                                   (914)              (1,747)                (188)              (1,438)
 Policy Loans, Net                                             (188)                (401)                  45                 (700)
 Cost of Insurance                                             (380)                (739)                (145)                (586)
 Policy Loan Processing Charges                                 (31)                (106)                 (10)                 (63)
 Transfers Among Investment Divisions                         1,243               (1,377)                (362)              (1,153)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (449)              (4,574)                (712)              (4,594)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         261               (3,698)                (702)              (5,610)
Net Assets Beginning of Period                               19,484               44,100                8,986               40,477
                                                -------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            19,745  $            40,402  $             8,284  $            34,867
                                                ==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------


                                                        2004                 2005                 2006                 2007
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (40)                 (98)                 (37)                 (69)
 Transaction Charges (Note 3)                                   (24)                 (61)                 (20)                 (40)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (64)                (159)                 (57)                (109)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           159                1,723                   66                1,108
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                               (320)              (2,506)                (437)              (2,043)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                (161)                (783)                (371)                (935)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                     (225)                (942)                (428)              (1,044)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    3                    0                    0
 Policy Loading, Net (Note 3)                                     9                   17                    8                    6
 Contract Owner Deaths                                          (67)                (191)                   0                 (143)
 Contract Owner Terminations                                      1               (1,105)                 (18)                (473)
 Policy Loans, Net                                             (129)                (125)                (121)                  (1)
 Cost of Insurance                                             (118)                (304)                (113)                (211)
 Policy Loan Processing Charges                                  (8)                 (30)                 (14)                 (19)
 Transfers Among Investment Divisions                         1,347               (1,062)                 163                 (716)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       1,035               (2,797)                 (95)              (1,557)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         810               (3,739)                (523)              (2,601)
Net Assets Beginning of Period                                6,169               20,060                6,223               13,082
                                                -------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             6,979  $            16,321  $             5,700  $            10,481
                                                ==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                ------------------------------------------------------------------------------------


                                                        2008                 2009                 2010                 2011
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                        (111)                 (50)                 (41)                  (9)
 Transaction Charges (Note 3)                                   (65)                 (30)                 (23)                  (5)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                 (176)                 (80)                 (64)                 (14)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,547                  558                  583                  113
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (3,348)              (1,472)              (1,371)                (302)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              (1,801)                (914)                (788)                (189)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   (1,977)                (994)                (852)                (203)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    0                    3                    0
 Policy Loading, Net (Note 3)                                     6                   (7)                   8                   (2)
 Contract Owner Deaths                                         (121)                (216)                 (82)                   0
 Contract Owner Terminations                                   (781)                 (61)                (413)                  (7)
 Policy Loans, Net                                               (4)                 (93)                  71                  (65)
 Cost of Insurance                                             (330)                (191)                (104)                 (29)
 Policy Loan Processing Charges                                 (37)                 (28)                  (8)                  (3)
 Transfers Among Investment Divisions                          (905)                 435               (1,000)                (103)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (2,172)                (161)              (1,525)                (209)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      (4,149)              (1,155)              (2,377)                (412)
Net Assets Beginning of Period                               21,135                9,312                8,023                1,808
                                                -------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            16,986  $             8,157  $             5,646  $             1,396
                                                ==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                     Divisions Investing In
                                                ---------------------------------------------------------------


                                                        2013                 2014                 2019
(In thousands)                                          Trust                Trust                Trust
                                                -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (8)                (114)                  (7)
 Transaction Charges (Note 3)                                    (4)                 (69)                  (4)
                                                -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (12)                (183)                 (11)
                                                -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            51                 (582)                 130
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                               (214)              (2,223)                 (78)
                                                -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                (163)              (2,805)                  52
                                                -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                     (175)              (2,988)                  41
                                                -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    4                    0
 Policy Loading, Net (Note 3)                                     8                  255                  (39)
 Contract Owner Deaths                                            0                  (39)                   0
 Contract Owner Terminations                                     (8)                (402)                  (1)
 Policy Loans, Net                                              (84)                (119)                 (10)
 Cost of Insurance                                              (19)                (404)                 (46)
 Policy Loan Processing Charges                                  (3)                 (57)                  (8)
 Transfers Among Investment Divisions                           (50)              (1,048)               4,872
                                                -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (156)              (1,810)               4,768
                                                -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (331)              (4,798)               4,809
Net Assets Beginning of Period                                1,363               19,211                    0
                                                -------------------- -------------------- --------------------
Net Assets End of Period                        $             1,032  $            14,413  $             4,809
                                                ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                          Intermediate          Long-Term
                                                        Money              Government           Corporate             Capital
                                                       Reserve                Bond                 Bond                Stock
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $            20,678  $            11,475  $             5,926  $            30,927
 Mortality and Expense Charges (Note 3)                      (2,250)              (1,031)                (525)              (1,436)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                               18,428               10,444                5,401               29,491
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                 (600)                (269)               1,706
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0                4,453                1,724                1,570
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   0                3,853                1,455                3,276
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   18,428               14,297                6,856               32,767
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     556                  115                  164                  470
 Policy Loading, Net (Note 3)                                  (244)                 (89)                 (86)                (128)
 Contract Owner Deaths                                       (4,820)              (4,442)              (3,529)              (4,111)
 Contract Owner Terminations                                (23,048)              (4,917)              (3,086)              (7,273)
 Policy Loans, Net                                           (2,913)              (1,695)              (1,194)              (3,436)
 Cost of Insurance                                           (7,458)              (3,213)              (1,647)              (3,933)
 Policy Loan Processing Charges                              (1,183)                (308)                (188)                (382)
 Transfers Among Investment Divisions                        38,073               12,218                  803               (4,838)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (1,037)              (2,331)              (8,763)             (23,631)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      17,391               11,966               (1,907)               9,136
Net Assets Beginning of Period                              352,372              175,785               92,837              243,747
                                                -------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $           369,763  $           187,751  $            90,930  $           252,883
                                                ==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------

                                                       Growth              Multiple              High               Natural
                                                        Stock              Strategy              Yield              Resources
(In thousands)                                        Portfolio            Portfolio            Portfolio           Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $            46,257  $           151,200  $             8,761  $               296
 Mortality and Expense Charges (Note 3)                      (1,588)              (6,531)                (527)                 (65)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                               44,669              144,669                8,234                  231
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                        11,955               11,190                 (974)                (861)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             30,828              (48,158)             (11,946)                (895)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              42,783              (36,968)             (12,920)              (1,756)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   87,452              107,701               (4,686)              (1,525)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     683                  573                   75                  (32)
 Policy Loading, Net (Note 3)                                  (123)                (281)                 (37)                 (11)
 Contract Owner Deaths                                       (1,741)             (13,333)              (1,716)                (141)
 Contract Owner Terminations                                 (7,584)             (26,961)              (2,527)                (202)
 Policy Loans, Net                                           (5,838)             (16,639)                (555)                 (59)
 Cost of Insurance                                           (4,167)             (18,102)              (1,569)                (195)
 Policy Loan Processing Charges                                (490)              (1,670)                (177)                 (27)
 Transfers Among Investment Divisions                        12,016              (24,177)              (5,916)              (2,151)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (7,244)            (100,590)             (12,422)              (2,818)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      80,208                7,111              (17,108)              (4,343)
Net Assets Beginning of Period                              242,260            1,114,165               95,117               13,183
                                                -------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $           322,468  $         1,121,276  $            78,009  $             8,840
                                                ==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                                                 Global            International
                                                       Global                                    Utility               Equity
                                                      Strategy             Balanced               Focus                Focus
(In thousands)                                        Portfolio            Portfolio              Fund                 Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $            28,859  $             7,797  $               369  $               634
 Mortality and Expense Charges (Note 3)                      (1,010)                (504)                 (31)                 (44)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                               27,849                7,293                  338                  590
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           227                  814                  576               (1,340)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                            (14,358)               2,026                  144                1,244
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                             (14,131)               2,840                  720                  (96)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   13,718               10,133                1,058                  494
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     329                  224                 (118)                  35
 Policy Loading, Net (Note 3)                                  (124)                 (63)                  (2)                  46
 Contract Owner Deaths                                       (2,672)                (714)                  (2)                  (4)
 Contract Owner Terminations                                 (4,527)              (2,600)                (261)                (145)
 Policy Loans, Net                                               94                 (977)                 (79)                 (85)
 Cost of Insurance                                           (2,703)              (1,385)                 (80)                (103)
 Policy Loan Processing Charges                                (303)                (133)                 (10)                 (12)
 Transfers Among Investment Divisions                       (25,004)               1,569                  611                 (888)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (34,910)              (4,079)                  59               (1,156)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                     (21,192)               6,054                1,117                 (662)
Net Assets Beginning of Period                              178,261               80,823                5,045                7,246
                                                -------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $           157,069  $            86,877  $             6,162  $             6,584
                                                ==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                        Global               Basic              Developing            Special
                                                        Bond                 Value               Capital               Value
                                                        Focus                Focus            Markets Focus            Focus
(In thousands)                                          Fund                 Fund                  Fund                Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                57  $             4,934  $                68  $             1,819
 Mortality and Expense Charges (Note 3)                          (7)                (229)                 (23)                 (52)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   50                4,705                   45                1,767
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            46                  (30)              (1,573)              (2,087)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 (1)              (2,209)                 164                 (333)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  45               (2,239)              (1,409)              (2,420)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       95                2,466               (1,364)                (653)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                   71                   16                   66
 Policy Loading, Net (Note 3)                                    (1)                 (69)                  (3)                  (4)
 Contract Owner Deaths                                            0                 (122)                  (6)                 (60)
 Contract Owner Terminations                                      0                 (983)                (117)                (495)
 Policy Loans, Net                                              (29)                (393)                 (15)                (165)
 Cost of Insurance                                              (22)                (681)                 (33)                (147)
 Policy Loan Processing Charges                                  (2)                 (72)                  (1)                 (15)
 Transfers Among Investment Divisions                         1,905                7,414               (1,576)               1,483
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       1,851                5,165               (1,735)                 663
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       1,946                7,631               (3,099)                  10
Net Assets Beginning of Period                                  464               31,674                5,675                7,695
                                                -------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             2,410  $            39,305  $             2,576  $             7,705
                                                ==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                                                   MFS
                                                        Index               Premier             Emerging              MFS
                                                         500                Growth               Growth             Research
(In thousands)                                          Fund               Portfolio             Series              Series
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               515  $                12  $                41  $                86
 Mortality and Expense Charges (Note 3)                         (83)                 (80)                 (31)                 (25)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  432                  (68)                  10                   61
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           580                1,424                  444                  235
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              1,864                3,488                  949                  461
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               2,444                4,912                1,393                  696
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    2,876                4,844                1,403                  757
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      11                   35                   41                    6
 Policy Loading, Net (Note 3)                                    (5)                  (5)                   0                   (1)
 Contract Owner Deaths                                         (135)                   0                    0                    0
 Contract Owner Terminations                                    (60)                (203)                (105)                 168
 Policy Loans, Net                                             (441)                 (23)                (172)                (104)
 Cost of Insurance                                             (247)                (283)                 (85)                 (63)
 Policy Loan Processing Charges                                 (33)                 (41)                  (8)                  (5)
 Transfers Among Investment Divisions                         5,813               13,107                3,097                1,705
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       4,903               12,587                2,768                1,706
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       7,779               17,431                4,171                2,463
Net Assets Beginning of Period                                8,897                4,735                2,660                2,647
                                                -------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            16,676  $            22,166  $             6,831  $             5,110
                                                ==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                               AIM
                                                          AIM              V.I. Capital
                                                       V.I. Value          Appreciation            1998                 1999
(In thousands)                                            Fund                 Fund                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               386  $                53  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (36)                 (10)                 (32)                (126)
 Transaction Charges (Note 3)                                     0                    0                  (17)                 (73)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  350                   43                  (49)                (199)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           140                  (81)              13,149                  520
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              1,226                  281              (12,887)                 700
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               1,366                  200                  262                1,220
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    1,716                  243                  213                1,021
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      12                    5                   23                    4
 Policy Loading, Net (Note 3)                                    (3)                  (1)                  (4)                 (19)
 Contract Owner Deaths                                            0                    0                 (131)                 (87)
 Contract Owner Terminations                                   (140)                   1                 (619)                (198)
 Policy Loans, Net                                              (65)                   3                   36                 (438)
 Cost of Insurance                                              (99)                 (29)                 116                 (340)
 Policy Loan Processing Charges                                  (8)                  (3)                  28                  (15)
 Transfers Among Investment Divisions                         3,514                  407              (43,723)               1,662
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       3,211                  383              (44,274)                 569
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       4,927                  626              (44,061)               1,590
Net Assets Beginning of Period                                3,508                1,372               44,061               19,940
                                                -------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             8,435  $             1,998  $                 0  $            21,530
                                                ==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------


                                                        2000                 2001                 2002                 2003
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                        (114)                (255)                 (55)                (224)
 Transaction Charges (Note 3)                                   (71)                (151)                 (31)                (136)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                 (185)                (406)                 (86)                (360)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,154                2,901                  415                2,433
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                258                  560                  389                1,825
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               1,412                3,461                  804                4,258
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    1,227                3,055                  718                3,898
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       3                   28                   16                   25
 Policy Loading, Net (Note 3)                                    (7)                 (29)                  (9)                 (18)
 Contract Owner Deaths                                          (72)                (300)                (121)                (306)
 Contract Owner Terminations                                   (237)                (689)                (141)                (849)
 Policy Loans, Net                                             (419)                (452)                 (79)                (443)
 Cost of Insurance                                             (448)                (726)                (134)                (575)
 Policy Loan Processing Charges                                 (63)                 (91)                  (8)                 (61)
 Transfers Among Investment Divisions                         1,197                 (979)                 537               (1,214)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         (46)              (3,238)                  61               (3,441)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       1,181                 (183)                 779                  457
Net Assets Beginning of Period                               18,303               44,283                8,207               40,020
                                                -------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            19,484  $            44,100  $             8,986  $            40,477
                                                ==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------


                                                        2004                 2005                 2006                 2007
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (35)                (108)                 (39)                 (71)
 Transaction Charges (Note 3)                                   (21)                 (67)                 (21)                 (42)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (56)                (175)                 (60)                (113)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           358                1,198                  348                  500
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                305                1,147                  469                1,217
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 663                2,345                  817                1,717
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      607                2,170                  757                1,604
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    7                    4                   (1)
 Policy Loading, Net (Note 3)                                    (3)                  (5)                  (6)                  (5)
 Contract Owner Deaths                                           (4)                (524)                 (72)                 (97)
 Contract Owner Terminations                                    (59)                (567)                (380)                 (49)
 Policy Loans, Net                                             (269)                 224                  (45)                 (61)
 Cost of Insurance                                              (82)                (322)                (103)                (192)
 Policy Loan Processing Charges                                  (5)                 (32)                 (14)                 (18)
 Transfers Among Investment Divisions                            (4)                 (66)                   3                  (12)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (426)              (1,285)                (613)                (435)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         181                  885                  144                1,169
Net Assets Beginning of Period                                5,988               19,175                6,079               11,913
                                                -------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             6,169  $            20,060  $             6,223  $            13,082
                                                ==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------


                                                        2008                 2009                 2010                 2011
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                        (123)                 (52)                 (46)                  (9)
 Transaction Charges (Note 3)                                   (72)                 (31)                 (26)                  (6)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                 (195)                 (83)                 (72)                 (15)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                         2,393                  712                  516                   49
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                670                  677                  598                  196
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               3,063                1,389                1,114                  245
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    2,868                1,306                1,042                  230
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      16                    7                    6                    0
 Policy Loading, Net (Note 3)                                   (12)                 (12)                  17                   (3)
 Contract Owner Deaths                                         (327)                 (69)                 (77)                   0
 Contract Owner Terminations                                 (1,453)                 (68)                (335)                 (15)
 Policy Loans, Net                                             (226)                (147)                (210)                   5
 Cost of Insurance                                             (335)                (138)                (109)                 (24)
 Policy Loan Processing Charges                                 (39)                 (22)                 (10)                  (3)
 Transfers Among Investment Divisions                           (41)                (522)                 448                  180
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (2,417)                (971)                (270)                 140
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         451                  335                  772                  370
Net Assets Beginning of Period                               20,684                8,977                7,251                1,438
                                                -------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $            21,135  $             9,312  $             8,023  $             1,808
                                                ==================== ==================== ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

                                                          Divisions Investing In
                                                ------------------------------------------


                                                        2013                 2014
(In thousands)                                          Trust                Trust
                                                -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (8)                 (95)
 Transaction Charges (Note 3)                                    (4)                 (56)
                                                -------------------- --------------------
  Net Investment Income (Loss)                                  (12)                (151)
                                                -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            32                4,032
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                145               (1,787)
                                                -------------------- --------------------
 Net Gain (Loss) on Investments                                 177                2,245
                                                -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      165                2,094
                                                -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       4                    5
 Policy Loading, Net (Note 3)                                    (2)                  24
 Contract Owner Deaths                                            0                  (85)
 Contract Owner Terminations                                    (15)                  39
 Policy Loans, Net                                               (5)                (381)
 Cost of Insurance                                              (20)                (294)
 Policy Loan Processing Charges                                  (5)                 (43)
 Transfers Among Investment Divisions                           140                3,209
                                                -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                          97                2,474
                                                -------------------- --------------------

Total Increase (Decrease) in Net Assets                         262                4,568
Net Assets Beginning of Period                                1,101               14,643
                                                -------------------- --------------------
Net Assets End of Period                        $             1,363  $            19,211
                                                ==================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                               Divisions Investing In
                                                ------------------------------------------------------------------------------------
                                                                          Intermediate           Long-Term
                                                        Money              Government            Corporate             Capital
                                                       Reserve                Bond                  Bond                Stock
(In thousands)                                        Portfolio            Portfolio             Portfolio            Portfolio
                                                -------------------- -------------------- --------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $            21,214  $            11,595  $              6,088  $            12,675
 Mortality and Expense Charges (Note 3)                      (2,299)                (992)                 (520)              (1,388)
 Transaction Charges (Note 3)                                     0                    0                     0                    0
                                                -------------------- -------------------- --------------------- --------------------
  Net Investment Income (Loss)                               18,915               10,603                 5,568               11,287
                                                -------------------- -------------------- --------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                 (535)                 (202)               2,726
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0                2,841                 1,668               32,160
                                                -------------------- -------------------- --------------------- --------------------
 Net Gain (Loss) on Investments                                   0                2,306                 1,466               34,886
                                                -------------------- -------------------- --------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   18,915               12,909                 7,034               46,173
                                                -------------------- -------------------- --------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     923                  177                   157                  706
 Policy Loading, Net (Note 3)                                (1,053)                (320)                 (204)                (401)
 Contract Owner Deaths                                       (8,941)              (2,646)               (2,101)              (2,898)
 Contract Owner Terminations                                (34,271)              (3,913)               (3,195)              (5,970)
 Policy Loans, Net                                           (6,765)              (2,242)                 (445)              (3,110)
 Cost of Insurance                                           (7,238)              (3,041)               (1,618)              (3,460)
 Policy Loan Processing Charges                              (1,191)                (319)                 (199)                (372)
 Transfers Among Investment Divisions                        (4,942)              (3,629)                2,574               (3,680)
                                                -------------------- -------------------- --------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (63,478)             (15,933)               (5,031)             (19,185)
                                                -------------------- -------------------- --------------------- --------------------

Total Increase (Decrease) in Net Assets                     (44,563)              (3,024)                2,003               26,988
Net Assets Beginning of Period                              396,935              178,809                90,834              216,759
                                                -------------------- -------------------- --------------------- --------------------
Net Assets End of Period                        $           352,372  $           175,785  $             92,837  $           243,747
                                                ==================== ==================== ===================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

                                                                               Divisions Investing In
                                                ------------------------------------------------------------------------------------

                                                       Growth              Multiple               High                Natural
                                                        Stock              Strategy               Yield              Resources
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
                                                -------------------- -------------------- --------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $            20,623  $            71,122  $              9,066  $               147
 Mortality and Expense Charges (Note 3)                      (1,253)              (6,354)                 (550)                (106)
 Transaction Charges (Note 3)                                     0                    0                     0                    0
                                                -------------------- -------------------- --------------------- --------------------
  Net Investment Income (Loss)                               19,370               64,768                 8,516                   41
                                                -------------------- -------------------- --------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                        14,671               12,219                   256                1,250
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             24,491              105,219                   279               (2,951)
                                                -------------------- -------------------- --------------------- --------------------
 Net Gain (Loss) on Investments                              39,162              117,438                   535               (1,701)
                                                -------------------- -------------------- --------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   58,532              182,206                 9,051               (1,660)
                                                -------------------- -------------------- --------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     665                  889                   135                   39
 Policy Loading, Net (Note 3)                                  (365)              (2,172)                 (198)                 (48)
 Contract Owner Deaths                                         (592)             (16,781)                 (945)                 (43)
 Contract Owner Terminations                                 (6,065)             (26,196)               (2,466)              (3,005)
 Policy Loans, Net                                           (3,209)             (12,909)               (1,158)                (138)
 Cost of Insurance                                           (3,121)             (16,311)               (1,585)                (330)
 Policy Loan Processing Charges                                (428)              (1,652)                 (198)                 (45)
 Transfers Among Investment Divisions                        17,777               (9,715)                3,211               (1,207)
                                                -------------------- -------------------- --------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       4,662              (84,847)               (3,204)              (4,777)
                                                -------------------- -------------------- --------------------- --------------------

Total Increase (Decrease) in Net Assets                      63,194               97,359                 5,847               (6,437)
Net Assets Beginning of Period                              179,066            1,016,806                89,270               19,620
                                                -------------------- -------------------- --------------------- --------------------
Net Assets End of Period                        $           242,260  $         1,114,165  $             95,117  $            13,183
                                                ==================== ==================== ===================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

                                                                               Divisions Investing In
                                                ------------------------------------------------------------------------------------
                                                                                                  Global           International
                                                       Global                                    Utility               Equity
                                                      Strategy             Balanced               Focus                Focus
(In thousands)                                        Portfolio            Portfolio              Fund                 Fund
                                                -------------------- -------------------- --------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $            12,186  $             9,159  $                 99  $               149
 Mortality and Expense Charges (Note 3)                      (1,101)                (473)                  (19)                 (49)
 Transaction Charges (Note 3)                                     0                    0                     0                    0
                                                -------------------- -------------------- --------------------- --------------------
  Net Investment Income (Loss)                               11,085                8,686                    80                  100
                                                -------------------- -------------------- --------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                         2,989                  856                   281                  325
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              5,049                2,241                   464                 (842)
                                                -------------------- -------------------- --------------------- --------------------
 Net Gain (Loss) on Investments                               8,038                3,097                   745                 (517)
                                                -------------------- -------------------- --------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   19,123               11,783                   825                 (417)
                                                -------------------- -------------------- --------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     407                  431                     0                   54
 Policy Loading, Net (Note 3)                                  (419)                (171)                   (8)                 (22)
 Contract Owner Deaths                                       (1,803)                (309)                 (114)                 (30)
 Contract Owner Terminations                                 (3,799)              (2,906)                 (113)                (287)
 Policy Loans, Net                                           (2,502)              (1,018)                  (28)                (202)
 Cost of Insurance                                           (2,796)              (1,279)                  (64)                (129)
 Policy Loan Processing Charges                                (343)                (137)                  (10)                 (24)
 Transfers Among Investment Divisions                        (3,610)              (1,500)                3,086                2,763
                                                -------------------- -------------------- --------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (14,865)              (6,889)                2,749                2,123
                                                -------------------- -------------------- --------------------- --------------------

Total Increase (Decrease) in Net Assets                       4,258                4,894                 3,574                1,706
Net Assets Beginning of Period                              174,003               75,929                 1,471                5,540
                                                -------------------- -------------------- --------------------- --------------------
Net Assets End of Period                        $           178,261  $            80,823  $              5,045  $             7,246
                                                ==================== ==================== ===================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

                                                                               Divisions Investing In
                                                ------------------------------------------------------------------------------------
                                                        Global               Basic               Developing            Special
                                                        Bond                 Value                Capital               Value
                                                        Focus                Focus             Markets Focus            Focus
See notes to financial statements                       Fund                 Fund                  Fund                 Fund
                                                -------------------- -------------------- --------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 9  $             1,612  $                 98  $               239
 Mortality and Expense Charges (Note 3)                           0                 (153)                  (39)                 (43)
 Transaction Charges (Note 3)                                     0                    0                     0                    0
                                                -------------------- -------------------- --------------------- --------------------
  Net Investment Income (Loss)                                    9                1,459                    59                  196
                                                -------------------- -------------------- --------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             1                  728                   459                1,108
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  5                1,987                (1,006)                (577)
                                                -------------------- -------------------- --------------------- --------------------
 Net Gain (Loss) on Investments                                   6                2,715                  (547)                 531
                                                -------------------- -------------------- --------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       15                4,174                  (488)                 727
                                                -------------------- -------------------- --------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                   62                    35                   15
 Policy Loading, Net (Note 3)                                     0                  (49)                  (15)                 (17)
 Contract Owner Deaths                                            0                 (114)                  (17)                 (43)
 Contract Owner Terminations                                      0                 (754)                 (147)                (321)
 Policy Loans, Net                                              (44)                  36                   161                 (133)
 Cost of Insurance                                               (6)                (485)                 (102)                (127)
 Policy Loan Processing Charges                                  (1)                 (63)                  (18)                 (18)
 Transfers Among Investment Divisions                           500               14,257                 1,972                3,054
                                                -------------------- -------------------- --------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         449               12,890                 1,869                2,410
                                                -------------------- -------------------- --------------------- --------------------

Total Increase (Decrease) in Net Assets                         464               17,064                 1,381                3,137
Net Assets Beginning of Period                                    0               14,610                 4,294                4,558
                                                -------------------- -------------------- --------------------- --------------------
Net Assets End of Period                        $               464  $            31,674  $              5,675  $             7,695
                                                ==================== ==================== ===================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

                                                                               Divisions Investing In
                                                ------------------------------------------------------------------------------------
                                                                                                    MFS
                                                        Index               Premier               Emerging               MFS
                                                         500                 Growth                Growth              Research
(In thousands)                                          Fund                Portfolio              Series               Series
                                                -------------------- -------------------- --------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 2  $                  0  $                 0
 Mortality and Expense Charges (Note 3)                         (26)                 (11)                   (8)                  (7)
 Transaction Charges (Note 3)                                     0                    0                     0                    0
                                                -------------------- -------------------- --------------------- --------------------
  Net Investment Income (Loss)                                  (26)                  (9)                   (8)                  (7)
                                                -------------------- -------------------- --------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           241                  197                   152                   15
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                403                  (24)                  (94)                  68
                                                -------------------- -------------------- --------------------- --------------------
 Net Gain (Loss) on Investments                                 644                  173                    58                   83
                                                -------------------- -------------------- --------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      618                  164                    50                   76
                                                -------------------- -------------------- --------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       6                    8                     5                    0
 Policy Loading, Net (Note 3)                                   (14)                  (3)                   (2)                  (1)
 Contract Owner Deaths                                            0                    0                     0                    0
 Contract Owner Terminations                                    (15)                  24                   (88)                  (6)
 Policy Loans, Net                                           (1,123)                  12                   (97)                 (29)
 Cost of Insurance                                             (115)                 (56)                  (31)                 (28)
 Policy Loan Processing Charges                                 (24)                  (7)                   (4)                  (3)
 Transfers Among Investment Divisions                         9,564                4,593                 2,827                2,638
                                                -------------------- -------------------- --------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       8,279                4,571                 2,610                2,571
                                                -------------------- -------------------- --------------------- --------------------

Total Increase (Decrease) in Net Assets                       8,897                4,735                 2,660                2,647
Net Assets Beginning of Period                                    0                    0                     0                    0
                                                -------------------- -------------------- --------------------- --------------------
Net Assets End of Period                        $             8,897  $             4,735  $              2,660  $             2,647
                                                ==================== ==================== ===================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

                                                                               Divisions Investing In
                                                ------------------------------------------------------------------------------------
                                                                             AIM
                                                         AIM             V.I. Capital
                                                      V.I. Value         Appreciation             1997                 1998
(In thousands)                                           Fund                Fund                 Trust                Trust
                                                -------------------- -------------------- --------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               127  $                18  $                  0  $                 0
 Mortality and Expense Charges (Note 3)                          (9)                  (5)                  (32)                (278)
 Transaction Charges (Note 3)                                     0                    0                   (17)                (161)
                                                -------------------- -------------------- --------------------- --------------------
  Net Investment Income (Loss)                                  118                   13                   (49)                (439)
                                                -------------------- -------------------- --------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            29                  101                11,566                4,091
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                (45)                (120)              (11,355)              (1,475)
                                                -------------------- -------------------- --------------------- --------------------
 Net Gain (Loss) on Investments                                 (16)                 (19)                  211                2,616
                                                -------------------- -------------------- --------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      102                   (6)                  162                2,177
                                                -------------------- -------------------- --------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       3                    3                     0                   49
 Policy Loading, Net (Note 3)                                    (1)                   0                   (32)                (106)
 Contract Owner Deaths                                            0                    0                   (85)              (2,335)
 Contract Owner Terminations                                    (17)                  (7)                 (486)              (1,310)
 Policy Loans, Net                                                8                   (2)                  (25)                (828)
 Cost of Insurance                                              (39)                 (20)                  107                 (763)
 Policy Loan Processing Charges                                  (4)                  (2)                   27                  (71)
 Transfers Among Investment Divisions                         3,456                1,406               (42,396)              (1,241)
                                                -------------------- -------------------- --------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       3,406                1,378               (42,890)              (6,605)
                                                -------------------- -------------------- --------------------- --------------------

Total Increase (Decrease) in Net Assets                       3,508                1,372               (42,728)              (4,428)
Net Assets Beginning of Period                                    0                    0                42,728               48,489
                                                -------------------- -------------------- --------------------- --------------------
Net Assets End of Period                        $             3,508  $             1,372  $                  0  $            44,061
                                                ==================== ==================== ===================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

                                                                               Divisions Investing In
                                                ------------------------------------------------------------------------------------


                                                        1999                 2000                  2001                 2002
(In thousands)                                          Trust                Trust                 Trust                Trust
                                                -------------------- -------------------- --------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                  0  $                 0
 Mortality and Expense Charges (Note 3)                        (120)                (104)                 (256)                 (49)
 Transaction Charges (Note 3)                                   (69)                 (64)                 (151)                 (27)
                                                -------------------- -------------------- --------------------- --------------------
  Net Investment Income (Loss)                                 (189)                (168)                 (407)                 (76)
                                                -------------------- -------------------- --------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           754                1,093                 2,349                  231
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                462                  145                   861                  408
                                                -------------------- -------------------- --------------------- --------------------
 Net Gain (Loss) on Investments                               1,216                1,238                 3,210                  639
                                                -------------------- -------------------- --------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    1,027                1,070                 2,803                  563
                                                -------------------- -------------------- --------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      15                    2                    10                   35
 Policy Loading, Net (Note 3)                                   (34)                 (27)                 (106)                 (17)
 Contract Owner Deaths                                         (467)                (819)                 (726)                 (38)
 Contract Owner Terminations                                   (694)                (445)               (1,129)                 (81)
 Policy Loans, Net                                             (225)                 (99)                 (553)                 (83)
 Cost of Insurance                                             (315)                (324)                 (685)                (118)
 Policy Loan Processing Charges                                 (15)                 (33)                  (90)                  (7)
 Transfers Among Investment Divisions                           363                1,204                  (214)               1,395
                                                -------------------- --------------------    ------------------ --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (1,372)                (541)               (3,493)               1,086
                                                -------------------- --------------------    ------------------ --------------------

Total Increase (Decrease) in Net Assets                        (345)                 529                  (690)               1,649
Net Assets Beginning of Period                               20,285               17,774                44,973                6,558
                                                -------------------- -------------------- --------------------- --------------------
Net Assets End of Period                        $            19,940  $            18,303  $             44,283  $             8,207
                                                ==================== ==================== ===================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

                                                                               Divisions Investing In
                                                ------------------------------------------------------------------------------------


                                                        2003                 2004                  2005                 2006
(In thousands)                                          Trust                Trust                 Trust                Trust
                                                -------------------- -------------------- --------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                  0  $                 0
 Mortality and Expense Charges (Note 3)                        (224)                 (37)                 (100)                 (37)
 Transaction Charges (Note 3)                                  (135)                 (22)                  (62)                 (20)
                                                -------------------- -------------------- --------------------- --------------------
  Net Investment Income (Loss)                                 (359)                 (59)                 (162)                 (57)
                                                -------------------- -------------------- --------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                         2,426                  585                   791                  416
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              1,289                   46                 1,221                  266
                                                -------------------- -------------------- --------------------- --------------------
 Net Gain (Loss) on Investments                               3,715                  631                 2,012                  682
                                                -------------------- -------------------- --------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    3,356                  572                 1,850                  625
                                                -------------------- -------------------- --------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      25                    0                    11                    4
 Policy Loading, Net (Note 3)                                   (65)                 (13)                  (22)                 (13)
 Contract Owner Deaths                                         (574)                (328)                  (77)                 (28)
 Contract Owner Terminations                                 (1,034)                (569)                 (156)                (127)
 Policy Loans, Net                                             (577)                  (2)                   63                  (76)
 Cost of Insurance                                             (567)                 (92)                 (299)                 (90)
 Policy Loan Processing Charges                                 (61)                  (3)                  (32)                 (13)
 Transfers Among Investment Divisions                          (815)                (621)                   68                 (725)
                                                -------------------- -------------------- --------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (3,668)              (1,628)                 (444)              (1,068)
                                                -------------------- -------------------- --------------------- --------------------

Total Increase (Decrease) in Net Assets                        (312)              (1,056)                1,406                 (443)
Net Assets Beginning of Period                               40,332                7,044                17,769                6,522
                                                -------------------- -------------------- --------------------- --------------------
Net Assets End of Period                        $            40,020  $             5,988  $             19,175  $             6,079
                                                ==================== ==================== ===================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

                                                                               Divisions Investing In
                                                ------------------------------------------------------------------------------------


                                                        2007                 2008                  2009                 2010
(In thousands)                                          Trust                Trust                 Trust                Trust
                                                -------------------- -------------------- --------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                  0  $                 0
 Mortality and Expense Charges (Note 3)                         (63)                (116)                  (49)                 (45)
 Transaction Charges (Note 3)                                   (37)                 (68)                  (30)                 (25)
                                                -------------------- -------------------- --------------------- --------------------
  Net Investment Income (Loss)                                 (100)                (184)                  (79)                 (70)
                                                -------------------- -------------------- --------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           481                1,537                   568                  896
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                914                1,170                   679                  160
                                                -------------------- -------------------- --------------------- --------------------
 Net Gain (Loss) on Investments                               1,395                2,707                 1,247                1,056
                                                -------------------- -------------------- --------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    1,295                2,523                 1,168                  986
                                                -------------------- -------------------- --------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                   20                    22                    5
 Policy Loading, Net (Note 3)                                   (19)                 (47)                  (21)                 (21)
 Contract Owner Deaths                                         (100)                (158)                 (356)                   0
 Contract Owner Terminations                                   (173)                (635)                 (238)                (113)
 Policy Loans, Net                                             (155)                (208)                 (231)                 (43)
 Cost of Insurance                                             (179)                (313)                 (144)                 (93)
 Policy Loan Processing Charges                                 (19)                 (41)                  (23)                 (12)
 Transfers Among Investment Divisions                         1,686                 (678)                  (74)                (723)
                                                -------------------- -------------------- --------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       1,041               (2,060)               (1,065)              (1,000)
                                                -------------------- -------------------- --------------------- --------------------

Total Increase (Decrease) in Net Assets                       2,336                  463                   103                  (14)
Net Assets Beginning of Period                                9,577               20,221                 8,874                7,265
                                                -------------------- -------------------- --------------------- --------------------
Net Assets End of Period                        $            11,913  $            20,684  $              8,977  $             7,251
                                                ==================== ==================== ===================== ====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

                                                                     Divisions Investing In
                                                ----------------------------------------------------------------


                                                        2011                 2013                  2014
(In thousands)                                          Trust                Trust                 Trust
                                                -------------------- -------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                  0
 Mortality and Expense Charges (Note 3)                          (7)                  (7)                  (87)
 Transaction Charges (Note 3)                                    (5)                  (4)                  (51)
                                                -------------------- -------------------- ---------------------
  Net Investment Income (Loss)                                  (12)                 (11)                 (138)
                                                -------------------- -------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            63                   68                 1,452
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                150                  129                 1,391
                                                -------------------- -------------------- ---------------------
 Net Gain (Loss) on Investments                                 213                  197                 2,843
                                                -------------------- -------------------- ---------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      201                  186                 2,705
                                                -------------------- -------------------- ---------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    3                    30
 Policy Loading, Net (Note 3)                                    (7)                  (4)                    1
 Contract Owner Deaths                                            0                  (70)                    0
 Contract Owner Terminations                                      2                  (14)                 (896)
 Policy Loans, Net                                                4                   15                    52
 Cost of Insurance                                              (21)                 (19)                 (300)
 Policy Loan Processing Charges                                  (3)                  (5)                  (55)
 Transfers Among Investment Divisions                          (111)                 (28)               (2,485)
                                                -------------------- -------------------- ---------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (136)                (122)               (3,653)
                                                -------------------- -------------------- ---------------------

Total Increase (Decrease) in Net Assets                          65                   64                  (948)
Net Assets Beginning of Period                                1,373                1,037                15,591
                                                -------------------- -------------------- ---------------------
Net Assets End of Period                        $             1,438  $             1,101  $             14,643
                                                ==================== ==================== =====================

See notes to financial statements

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Merrill   Lynch  Life  Variable  Life  Separate   Account   II
   ("Account"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable life insurance contracts ("Contracts"). The Account is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Account is registered as a unit investment trust under the Investment Company Act of 1940 and consists of forty-two investment divisions (forty-three during the year). The investment divisions are as follows:

     Merrill Lynch Series Fund, Inc.: Ten of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Series Fund, Inc. ("Merrill Series Fund"). The investment advisor to the funds of the Merrill Series Fund is Merrill Lynch Asset
     Management,  L.P.  ("MLAM"), an   indirect   subsidiary   of
     Merrill Lynch & Co.
     Merrill Lynch Variable Series Funds, Inc: Nine of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds,Inc. ("Merrill Variable Funds"). The investment advisor to the funds of the Merrill Variable Funds is MLAM.
     The  Capital  Focus  Fund  and   Global  Growth  Focus  Fund
     commenced operations on July 21, 1999. Effective following the close of business on August 15, 1997, the Equity Growth Fund was renamed the Special Value Focus Fund. The Fund's investment objective was not modified.
     Hotchkis & Wiley Variable Trust: One of the investment divisions invests in the securities of a single mutual fund portfolio of the Hotchkis & Wiley Variable Trust ("H&W Trust"). The investment advisor to the fund of the H&W Trust is Hotchkis & Wiley, a division of MLAM. This investment division commenced operations on July 21, 1999.
     Mercury  Asset  Management  V.I. Funds, Inc.:   One  of  the
     investment divisions invests in the securities of a single mutual fund portfolio of the Mercury Asset Management V.I. Funds, Inc. ("Mercury Funds"). The investment advisor to the fund of the Mercury Funds is Mercury Asset Management International Ltd., an indirect subsidiary of Merrill Lynch and Co. This investment division commenced operations on July 21, 1999.
     Alliance Variable Products Series Fund, Inc.: Two of the investment divisions invests in the securities of a single mutual fund portfolio of the Alliance Variable Products Series Fund, Inc. ("Alliance Variable Fund"). The investment advisor to the funds of the Alliance Variable Fund is Alliance Capital Management L.P. The Quasar Portfolio Fund commenced operations on July 21, 1999.
     MFS Variable Insurance Trust:Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the MFS Variable Insurance Trust ("MFS Variable Trust"). The investment advisor to the funds of the MFS Variable Trust is Massachusetts Financial Services Company. AIM Variable Insurance Funds:Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the AIM Variable Insurance Funds, Inc. ("AIM Variable Funds"). The investment advisor to the funds of the AIM Variable Funds is AIM Advisors, Inc.
     The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series A through L: Fifteen of the investment divisions ( sixteen during the year) each invest in the securities of a single trust of the Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series A through L ("Merrill Zero Trusts"). Each trust of the Merrill Zero Trusts consists of Stripped Treasury Securities with a fixed maturity date and a Treasury Note deposited to provide income to pay expenses of the trust. Merrill Zero Trusts are sponsored by Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch & Co. The 2019 Trust commenced operations on July 21,1999. The 1999 Trust matured on February 16, 1999.

   The assets of the Account are registered in the name of Merrill Lynch Life. The portion of the Account's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The change in net assets accumulated in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits
   (without regard to the minimum death benefit guarantee) and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable life separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares/units held in the underlying funds/trusts, which value their investments at market value.

   Dividend income is recognized on the ex-dividend date. All dividends are automatically reinvested.

   Realized gains and losses on the sales of investments are computed on the first in first out method.

   Investment transactions are recorded on the trade date.

   The operations of the Account are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge the Account for any Federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable life insurance contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

3. CHARGES AND FEES

   Merrill Lynch Life assumes mortality and expense risks related to Contracts investing in the Account and deducts daily charges to cover these risks. The daily charges vary by Contract type as follows:

     Directed   Life  100L, 200D, 7Pay and Prime  Plan  I  -  IV,
     collectively  referred  to  as  Contract  Type 1, charge .5%
     (on an annual basis) of the net assets for Contract owners.

     Prime  Plan  V,  referred to as Contract Type 2, charges .6%
     (on an annual basis) of the net assets for Contract owners.

     Directed Life 2 and Prime Plan VI, collectively referred to as Contract Type 3, charge .75% (on an annual basis) of the net assets for Contract owners

     Prime  Plan  VII  and  Prime  Plan  Investor,   collectively
     referred to as Contract Type 4, charge .9% (on an annual basis) of the net assets for Contract owners.


   Merrill Lynch Life makes certain deductions from each premium. For certain Contracts, the deductions are made before the premium is allocated to the Account. For other Contracts, the deductions are taken in equal installments on the first through the tenth Contract anniversaries. The deductions are for (1) premiums for optional benefits (2) additional premiums for extra mortality risks, (3) sales load, (4) administrative expenses, (5) state premium taxes and (6) a risk charge for the guaranteed minimum death benefit.

   In addition, the cost of providing life insurance coverage for the insureds is deducted on the dates specified by the Contract. This cost will vary dependent upon the insured's underwriting class, sex (except where unisex rates are required by state law), attained age of each insured and the Contract's net amount at risk.

   Merrill Lynch Life pays all transaction charges to MLPF&S on the sale of Zero Trust units to the Account. Merrill Lynch Life deducts a daily asset charge against the assets of each trust for the reimbursement of these transaction charges. The asset charge is equivalent to an effective annual rate of .34% (annually at the beginning of the year) of net assets for Contract owners.

4. UNIT VALUES

The following is a summary of unit values and units outstanding for variable life insurance contracts and the expenses as a percentage of average net assets, excluding expenses of the underlying funds for each of the five years in the period ended December 31, 1999 or lesser time period, if applicable. Total return calculations represent the one year total return (or from inception to December 31 if less than one year) and do not reflect the cost of insurance charge.


                                                                               Money Reserve Portfolio

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                         4,648                4,731                 860                  251
Unit Value                                      $             33.79  $             33.14  $            32.20  $             31.29
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $           157,067  $           156,784  $           27,700  $             7,866

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                   4.50%                4.39%               4.23%                4.08%

                      1998
Units                                                         5,073                5,333                 971                  215
Unit Value                                      $             32.33  $             31.74  $            30.89  $             30.06
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $           164,026  $           169,282  $           29,982  $             6,473

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                   4.90%                4.80%               4.64%                4.48%

                      1997
Units                                                         5,203                5,264                 898                  210
Unit Value                                      $             30.82  $             30.29  $            29.52  $             28.77
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $           160,385  $           159,452  $           26,503  $             6,032

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                   4.92%                4.81%               4.65%                4.50%

                      1996
Units                                                         6,226                6,091               1,077                  278
Unit Value                                      $             29.38  $             28.90  $            28.21  $             27.54
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $           182,907  $           176,018  $           30,368  $             7,642

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                   4.82%                4.71%               4.55%                4.39%

                      1995
Units                                                         7,170                6,628               1,146                  274
Unit Value                                      $             28.03  $             27.60  $            26.98  $             26.38
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $           200,984  $           182,932  $           30,929  $             7,223

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                   5.29%                5.19%               5.03%                4.87%



                                                                          Intermediate Government Bond Portfolio

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                         1,508                1,500                 259                   73
Unit Value                                      $             50.24  $             49.27  $            47.88  $             46.52
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            75,770  $            73,892  $           12,421  $             3,408

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  -1.74%               -1.84%              -1.99%               -2.14%

                      1998
Units                                                         1,653                1,671                 318                   81
Unit Value                                      $             51.13  $             50.19  $            48.85  $             47.54
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            84,510  $            83,856  $           15,556  $             3,827

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                   8.40%                8.29%               8.13%                7.96%

                      1997
Units                                                         1,657                1,718                 317                   84
Unit Value                                      $             47.17  $             46.35  $            45.18  $             44.03
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            78,143  $            79,622  $           14,325  $             3,695

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                   7.88%                7.77%               7.60%                7.44%

                      1996
Units                                                         1,844                1,901                 313                   81
Unit Value                                      $             43.73  $             43.01  $            41.99  $             40.98
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            80,619  $            81,744  $           13,144  $             3,302

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                   2.10%                1.99%               1.84%                1.68%

                      1995
Units                                                         2,071                2,117                 343                   86
Unit Value                                      $             42.83  $             42.17  $            41.23  $             40.31
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            88,685  $            89,279  $           14,140  $             3,473

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  18.28%               18.16%              17.98%               17.80%



                                                                            Long-Term Corporate Bond Portfolio

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                           642                  608                 148                   36
Unit Value                                      $             57.36  $             56.25  $            54.66  $             53.11
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            36,824  $            34,217  $            8,090  $             1,917

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  -2.83%               -2.93%              -3.08%               -3.23%

                      1998
Units                                                           702                  668                 159                   33
Unit Value                                      $             59.03  $             57.95  $            56.40  $             54.88
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            41,423  $            38,738  $            8,975  $             1,794

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                   7.91%                7.80%               7.64%                7.48%

                      1997
Units                                                           805                  699                 168                   47
Unit Value                                      $             54.70  $             53.75  $            52.39  $             51.06
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            44,061  $            37,592  $            8,787  $             2,397

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                   8.26%                8.14%               7.98%                7.82%

                      1996
Units                                                           828                  766                 170                   56
Unit Value                                      $             50.53  $             49.71  $            48.52  $             47.36
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            41,817  $            38,098  $            8,250  $             2,669

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                   2.25%                2.15%               1.99%                1.84%

                      1995
Units                                                           923                  826                 196                   59
Unit Value                                      $             49.42  $             48.66  $            47.57  $             46.51
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            45,594  $            40,206  $            9,333  $             2,757

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  20.06%               19.94%              19.76%               19.58%



                                                                               Capital Stock Portfolio

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                         1,232                1,054                 234                  111
Unit Value                                      $            118.67  $            116.37  $           113.08  $            109.89
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $           146,257  $           122,668  $           26,484  $            12,177

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  30.98%               30.84%              30.65%               30.45%

                      1998
Units                                                         1,287                1,159                 264                  122
Unit Value                                      $             90.60  $             88.94  $            86.56  $             84.24
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $           116,642  $           103,059  $           22,873  $            10,309

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  14.98%               14.86%              14.69%               14.52%

                      1997
Units                                                         1,405                1,291                 307                  135
Unit Value                                      $             78.80  $             77.43  $            75.47  $             73.56
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $           110,717  $            99,952  $           23,175  $             9,903

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  21.86%               21.73%              21.55%               21.37%

                      1996
Units                                                         1,529                1,375                 350                  143
Unit Value                                      $             64.66  $             63.61  $            62.09  $             60.61
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            98,863  $            87,458  $           21,744  $             8,693

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  15.95%               15.83%              15.66%               15.48%

                      1995
Units                                                         1,568                1,454                 362                  146
Unit Value                                      $             55.77  $             54.91  $            53.68  $             52.48
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            87,447  $            79,837  $           19,424  $             7,675

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  20.13%               20.00%              19.82%               19.64%



                                                                               Growth Stock Portfolio

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                         1,766                1,567                 332                  130
Unit Value                                      $            118.66  $            116.36  $           113.07  $            109.87
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $           209,524  $           182,370  $           37,570  $            14,310

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  38.30%               38.16%              37.95%               37.74%

                      1998
Units                                                         1,744                1,607                 329                  132
Unit Value                                      $             85.80  $             84.23  $            81.97  $             79.77
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $           149,646  $           135,321  $           26,992  $            10,509

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  37.49%               37.35%              37.14%               36.94%

                      1997
Units                                                         1,744                1,705                 346                  140
Unit Value                                      $             62.40  $             61.32  $            59.77  $             58.25
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $           108,843  $           104,542  $           20,691  $             8,184

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  33.09%               32.95%              32.75%               32.55%

                      1996
Units                                                         1,648                1,711                 369                  141
Unit Value                                      $             46.89  $             46.12  $            45.02  $             43.95
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            77,294  $            78,927  $           16,628  $             6,216

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  18.97%               18.85%              18.67%               18.48%

                      1995
Units                                                         1,455                1,661                 361                  156
Unit Value                                      $             39.41  $             38.81  $            37.94  $             37.09
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            57,333  $            64,451  $           13,694  $             5,770

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  34.68%               34.54%              34.34%               34.13%



                                                                             Multiple Strategy Portfolio

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                         5,555               14,940                 796                  339
Unit Value                                      $             56.10  $             55.26  $            54.05  $             52.87
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $           311,621  $           825,590  $           42,997  $            17,947

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  19.61%               19.49%              19.31%               19.13%

                      1998
Units                                                         6,198               16,678                 944                  370
Unit Value                                      $             46.91  $             46.25  $            45.30  $             44.38
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $           290,720  $           771,371  $           42,745  $            16,440

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  10.28%               10.16%              10.00%                9.83%

                      1997
Units                                                         6,716               18,349               1,013                  408
Unit Value                                      $             42.53  $             41.98  $            41.19  $             40.41
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $           285,659  $           770,288  $           41,730  $            16,488

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  18.57%               18.45%              18.27%               18.09%

                      1996
Units                                                         7,217               19,894               1,094                  432
Unit Value                                      $             35.87  $             35.44  $            34.82  $             34.21
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $           258,882  $           705,034  $           38,105  $            14,785

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  13.75%               13.63%              13.45%               13.28%

                      1995
Units                                                         7,935               21,994               1,199                  445
Unit Value                                      $             31.54  $             31.19  $            30.69  $             30.20
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $           250,258  $           686,049  $           36,793  $            13,430

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  16.97%               16.85%              16.67%               16.49%



                                                                               High Yield Portfolio

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                           691                1,133                 149                   38
Unit Value                                      $             32.63  $             32.17  $            31.52  $             30.87
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            22,539  $            36,457  $            4,711  $             1,164

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                   5.06%                4.95%               4.79%                4.63%

                      1998
Units                                                           824                1,465                 202                   49
Unit Value                                      $             31.06  $             30.66  $            30.08  $             29.50
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            25,592  $            44,899  $            6,079  $             1,439

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  -5.66%               -5.76%              -5.90%               -6.04%

                      1997
Units                                                           918                1,726                 223                   52
Unit Value                                      $             32.92  $             32.53  $            31.96  $             31.40
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            30,224  $            56,140  $            7,133  $             1,620

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  10.18%               10.07%               9.91%                9.74%

                      1996
Units                                                           954                1,754                 260                   47
Unit Value                                      $             29.88  $             29.55  $            29.08  $             28.62
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            28,517  $            51,844  $            7,550  $             1,359

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  11.76%               11.64%              11.47%               11.30%

                      1995
Units                                                           914                1,755                 254                   44
Unit Value                                      $             26.74  $             26.47  $            26.09  $             25.71
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            24,434  $            46,470  $            6,622  $             1,119

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  16.54%               16.42%              16.25%               16.07%



                                                                            Natural Resources Portfolio

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                           359                  380                 100                   59
Unit Value                                      $             10.44  $             10.30  $            10.11  $              9.92
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             3,748  $             3,917  $            1,009  $               582

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  24.88%               24.75%              24.56%               24.37%

                      1998
Units                                                           397                  503                 105                   64
Unit Value                                      $              8.36  $              8.26  $             8.12  $              7.98
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             3,322  $             4,157  $              852  $               509

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                 -14.00%              -14.08%             -14.21%              -14.34%

                      1997
Units                                                           528                  649                 124                   69
Unit Value                                      $              9.72  $              9.61  $             9.46  $              9.31
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             5,134  $             6,239  $            1,169  $               641

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                 -11.41%              -11.50%             -11.64%              -11.77%

                      1996
Units                                                           782                  819                 127                   74
Unit Value                                      $             10.97  $             10.86  $            10.71  $             10.56
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             8,579  $             8,899  $            1,361  $               782

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  14.15%               14.03%              13.86%               13.68%

                      1995
Units                                                           710                  814                 168                   77
Unit Value                                      $              9.61  $              9.53  $             9.41  $              9.29
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             6,824  $             7,756  $            1,576  $               714

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  11.66%               11.55%              11.38%               11.21%



                                                                               Global Strategy Portfolio

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                         1,743                2,177                 520                  219
Unit Value                                      $             34.60  $             34.16  $            33.52  $             32.90
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            60,292  $            74,377  $           17,417  $             7,207

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  20.55%               20.42%              20.24%               20.06%

                      1998
Units                                                         1,941                2,729                 609                  253
Unit Value                                      $             28.71  $             28.37  $            27.88  $             27.40
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            55,738  $            77,428  $           16,984  $             6,919

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                   8.95%                8.84%               8.67%                8.51%

                      1997
Units                                                         2,422                3,373                 749                  289
Unit Value                                      $             26.35  $             26.07  $            25.65  $             25.25
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            63,815  $            87,920  $           19,222  $             7,304

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  11.17%               11.05%              10.88%               10.72%

                      1996
Units                                                         2,583                3,740                 781                  305
Unit Value                                      $             23.70  $             23.47  $            23.14  $             22.81
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            61,211  $            87,778  $           18,061  $             6,952

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  13.21%               13.09%              12.92%               12.75%

                      1995
Units                                                         2,725                3,962                 827                  330
Unit Value                                      $             20.94  $             20.75  $            20.49  $             20.23
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            57,051  $            82,207  $           16,942  $             6,680

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                   9.89%                9.78%               9.62%                9.45%



                                                                               Balanced Portfolio

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                           932                1,146                 313                  179
Unit Value                                      $             33.24  $             32.85  $            32.27  $             31.71
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            30,982  $            37,628  $           10,107  $             5,665

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                   8.01%                7.90%               7.74%                7.58%

                      1998
Units                                                         1,038                1,316                 316                  183
Unit Value                                      $             30.78  $             30.44  $            29.96  $             29.48
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            31,954  $            40,048  $            9,474  $             5,401

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  12.89%               12.77%              12.60%               12.43%

                      1997
Units                                                         1,012                1,428                 358                  198
Unit Value                                      $             27.26  $             26.99  $            26.60  $             26.22
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            27,596  $            38,529  $            9,518  $             5,180

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  16.35%               16.23%              16.05%               15.88%

                      1996
Units                                                         1,097                1,589                 379                  204
Unit Value                                      $             23.43  $             23.23  $            22.92  $             22.62
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            25,714  $            36,915  $            8,692  $             4,609

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                   9.21%                9.10%               8.93%                8.77%

                      1995
Units                                                         1,174                1,795                 426                  203
Unit Value                                      $             21.46  $             21.29  $            21.04  $             20.80
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            25,197  $            38,210  $            8,966  $             4,226

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  20.98%               20.86%              20.68%               20.50%



                                                                               Global Utility Focus Fund

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                           158                  113                  33                    4
Unit Value                                      $             23.13  $             22.99  $            22.80  $             22.60
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             3,645  $             2,597  $              757  $                96

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  12.07%               11.96%              11.79%               11.62%

                      1998
Units                                                           134                  139                  26                    0
Unit Value                                      $             20.64  $             20.54  $            20.39  $              0.00
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             2,765  $             2,861  $              536  $                 0

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                  N/A
Total Return                                                  23.44%               23.31%              23.13%                  N/A

                      1997
Units                                                           132                  148                  23                    0
Unit Value                                      $             16.72  $             16.65  $            16.56  $              0.00
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             2,205  $             2,461  $              379  $                 0

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                  N/A
Total Return                                                  25.28%               25.15%              24.96%                  N/A

                      1996
Units                                                            37                   60                  13                    1
Unit Value                                      $             13.34  $             13.31  $            13.25  $             13.20
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $               490  $               792  $              172  $                17
Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  14.78%               14.68%              14.54%               11.94%

                      1995
Units
Unit Value                                                                         Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return



                                                                            International Equity Focus Fund

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                           162                  242                  87                    2
Unit Value                                      $             15.21  $             15.12  $            14.99  $             14.87
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             2,462  $             3,661  $            1,303  $                30

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  36.94%               36.80%              36.60%               36.39%

                      1998
Units                                                           186                  300                 106                    4
Unit Value                                      $             11.11  $             11.05  $            10.98  $             10.90
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             2,061  $             3,316  $            1,167  $                40

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                   7.27%                7.16%               6.99%                6.83%

                      1997
Units                                                           219                  318                 159                    6
Unit Value                                      $             10.36  $             10.32  $            10.26  $             10.20
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             2,264  $             3,284  $            1,635  $                63

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  -5.03%               -5.13%              -5.27%               -5.41%

                      1996
Units                                                           188                  212                 103                    7
Unit Value                                      $             10.90  $             10.87  $            10.83  $             10.79
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             2,045  $             2,303  $            1,114  $                77

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                   0.08%               -0.01%              -0.14%                5.65%

                      1995
Units
Unit Value                                                                         Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return



                                                                               Global Bond Focus Fund

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                             0                   18                   7                    0
Unit Value                                      $              0.00  $             12.77  $            12.66  $              0.00
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $                 0  $               228  $               90  $                 0

Expenses as a % of
  Average Net Assets                                             N/A                0.60%               0.75%                  N/A
Total Return                                                     N/A               -8.73%              -8.87%                  N/A

                      1998
Units                                                             0                  161                  10                    1
Unit Value                                      $              0.00  $             13.99  $            13.89  $             13.80
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $                 0  $             2,246  $              144  $                20

Expenses as a % of
  Average Net Assets                                             N/A                0.60%               0.75%                0.90%
Total Return                                                     N/A               11.95%              11.78%               11.61%

                      1997
Units                                                             0                   22                  15                    0
Unit Value                                      $              0.00  $             12.50  $            12.43  $              0.00
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $                 0  $               276  $              188  $                 0

Expenses as a % of
  Average Net Assets                                             N/A                0.60%               0.75%                  N/A
Total Return                                                     N/A               11.28%              11.12%                  N/A

                      1996
Units
Unit Value                                                                         Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1995
Units
Unit Value                                                                        Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return



                                                                               Basic Value Focus Fund

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                           896                1,149                 215                   36
Unit Value                                      $             24.67  $             24.53  $            24.32  $             24.11
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            22,093  $            28,182  $            5,223  $               872

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  20.51%               20.39%              20.21%               20.03%

                      1998
Units                                                           716                  986                 193                   33
Unit Value                                      $             20.47  $             20.37  $            20.23  $             20.09
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            14,653  $            20,086  $            3,904  $               662

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                   8.90%                8.79%               8.62%                8.46%

                      1997
Units                                                           541                  931                 179                   39
Unit Value                                      $             18.80  $             18.73  $            18.62  $             18.52
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            10,167  $            17,445  $            3,341  $               721

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  20.02%               19.90%              19.72%               19.54%

                      1996
Units                                                           267                  493                 131                   45
Unit Value                                      $             15.66  $             15.62  $            15.56  $             15.49
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             4,177  $             7,706  $            2,031  $               696

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                   7.73%                7.63%               7.49%               19.60%

                      1995
Units
Unit Value                                                                         Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return



                                                                            Developing Capital Markets Focus Fund

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                           284                  304                  55                   18
Unit Value                                      $             11.05  $             10.98  $            10.89  $             10.80
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             3,140  $             3,334  $              603  $               199

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  64.70%               64.53%              64.28%               64.03%

                      1998
Units                                                           107                  208                  49                   21
Unit Value                                      $              6.71  $              6.68  $             6.63  $              6.58
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $               721  $             1,388  $              326  $               141

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                 -29.74%              -29.81%             -29.92%              -30.02%

                      1997
Units                                                           232                  273                  69                   23
Unit Value                                      $              9.55  $              9.51  $             9.46  $              9.41
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             2,211  $             2,595  $              649  $               220

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  -7.00%               -7.09%              -7.23%               -7.37%

                      1996
Units                                                           193                  162                  51                   12
Unit Value                                      $             10.27  $             10.24  $            10.20  $             10.15
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             1,982  $             1,661  $              525  $               126

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  -1.90%                1.99%              -2.12%                9.58%

                      1995
Units
Unit Value                                                                        Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return



                                                                               Special Value Focus Fund

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                           225                  177                  42                    6
Unit Value                                      $             20.90  $             20.78  $            20.60  $             20.43
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             4,709  $             3,683  $              867  $               132

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  33.48%               33.34%              33.14%               32.94%

                      1998
Units                                                           221                  207                  60                    6
Unit Value                                      $             15.66  $             15.58  $            15.47  $             15.37
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             3,461  $             3,232  $              924  $                88

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  -6.97%               -7.06%              -7.20%               -7.34%

                      1997
Units                                                           198                  206                  43                   11
Unit Value                                      $             16.83  $             16.77  $            16.68  $             16.58
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             3,333  $             3,460  $              719  $               183

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  11.17%               11.05%              10.88%               10.72%

                      1996
Units                                                           108                  157                  28                    9
Unit Value                                      $             15.14  $             15.10  $            15.04  $             14.98
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             1,634  $             2,365  $              423  $               137

Expenses as a % of
  Average Net Assets                                           0.50%                0.60%               0.75%                0.90%
Total Return                                                  -5.02%               -5.10%              -5.23%               -4.42%

                      1995
Units
Unit Value                                                                         Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return



                                                                               Index 500 Fund

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                             0                1,321                 205                   45
Unit Value                                      $              0.00  $             20.46  $            20.36  $             20.27
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $                 0  $            27,023  $            4,176  $               921

Expenses as a % of
  Average Net Assets                                             N/A                0.60%               0.75%                0.90%
Total Return                                                     N/A               19.78%              19.60%               19.41%

                      1998
Units                                                             0                  824                 124                   30
Unit Value                                      $              0.00  $             17.08  $            17.03  $             16.97
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $                 0  $            14,068  $            2,107  $               501

Expenses as a % of
  Average Net Assets                                             N/A                0.60%               0.75%                0.90%
Total Return                                                     N/A               27.51%              27.32%               27.12%

                      1997
Units                                                             0                  603                  57                    5
Unit Value                                      $              0.00  $             13.39  $            13.37  $             13.35
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $                 0  $             8,073  $              759  $                65

Expenses as a % of
  Average Net Assets                                             N/A                0.60%               0.75%                0.90%
Total Return                                                     N/A               33.21%              33.03%               32.84%

                      1996
Units
Unit Value                                                                         Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1995
Units
Unit Value                                                                        Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return



                                                                               Capital Focus Fund

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                             0                   43                   0                    0
Unit Value                                      $              0.00  $             10.43  $             0.00  $              0.00
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $                 0  $               449  $                0  $                 0

Expenses as a % of
  Average Net Assets                                             N/A                0.60%                 N/A                  N/A
Total Return                                                     N/A               -2.20%                 N/A                  N/A

                      1998
Units
Unit Value                                                                         Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1997
Units
Unit Value                                                                        Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1996
Units
Unit Value                                                                        Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1995
Units
Unit Value                                                                       Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return



                                                                               Global Growth Focus Fund

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                             0                  122                  19                    6
Unit Value                                      $              0.00  $             14.86  $            14.83  $             14.79
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $                 0  $             1,807  $              286  $                86

Expenses as a % of
  Average Net Assets                                             N/A                0.60%               0.75%                0.90%
Total Return                                                     N/A               69.78%              69.59%               69.39%

                      1998
Units
Unit Value                                                                         Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1997
Units
Unit Value                                                                        Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1996
Units
Unit Value                                                                       Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1995
Units
Unit Value                                                                       Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return


                                                                               International VIP Portfolio

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                             0                  182                  14                    8
Unit Value                                      $              0.00  $             11.53  $            11.50  $             11.47
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $                 0  $             2,097  $              158  $                87

Expenses as a % of
  Average Net Assets                                             N/A                0.60%               0.75%                0.90%
Total Return                                                     N/A               16.17%              16.00%               15.84%

                      1998
Units
Unit Value                                                                         Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1997
Units
Unit Value                                                                        Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1996
Units
Unit Value                                                                        Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1995
Units
Unit Value                                                                        Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return


                                                                            Mercury V.I. U.S. Large Cap Fund

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                             0                  213                  49                    4
Unit Value                                      $              0.00  $             12.06  $            12.05  $             12.04
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $                 0  $             2,567  $              596  $                43

Expenses as a % of
  Average Net Assets                                             N/A                0.60%               0.75%                0.90%
Total Return                                                     N/A               35.26%              35.08%               34.91%

                      1998
Units
Unit Value                                                                         Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1997
Units
Unit Value                                                                         Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1996
Units
Unit Value                                                                         Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1995
Units
Unit Value                                                                         Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return


                                                                               Quasar Portfolio

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                             0                   65                   2                    0
Unit Value                                      $              0.00  $             10.31  $            10.28  $              0.00
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $                 0  $               668  $               22  $                 0

Expenses as a % of
  Average Net Assets                                             N/A                0.60%               0.75%                  N/A
Total Return                                                     N/A               20.79%              20.63%                  N/A

                      1998
Units
Unit Value                                                                         Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1997
Units
Unit Value                                                                        Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1996
Units
Unit Value                                                                        Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1995
Units
Unit Value                                                                        Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return


                                                                               Premier Growth Portfolio

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                             0                1,685                 251                   71
Unit Value                                      $              0.00  $             25.75  $            25.63  $             25.51
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $                 0  $            43,374  $            6,429  $             1,810

Expenses as a % of
  Average Net Assets                                             N/A                0.60%               0.75%                0.90%
Total Return                                                     N/A               31.52%              31.32%               31.12%

                      1998
Units                                                             0                  961                 134                   37
Unit Value                                      $              0.00  $             19.58  $            19.52  $             19.46
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $                 0  $            18,814  $            2,625  $               727

Expenses as a % of
  Average Net Assets                                             N/A                0.60%               0.75%                0.90%
Total Return                                                     N/A               47.08%              46.86%               46.64%

                      1997
Units                                                             0                  279                  65                   12
Unit Value                                      $              0.00  $             13.31  $            13.29  $             13.27
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $                 0  $             3,716  $              861  $               158

Expenses as a % of
  Average Net Assets                                             N/A                0.60%               0.75%                0.90%
Total Return                                                     N/A               34.38%              34.19%               34.01%

                      1996
Units
Unit Value                                                                         Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1995
Units
Unit Value                                                                         Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return


                                                                               MFS Emerging Growth Series

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                             0                  693                  98                   21
Unit Value                                      $              0.00  $             27.92  $            27.79  $             27.67
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $                 0  $            19,336  $            2,736  $               576

Expenses as a % of
  Average Net Assets                                             N/A                0.60%               0.75%                0.90%
Total Return                                                     N/A               75.65%              75.39%               75.13%

                      1998
Units                                                             0                  363                  57                   10
Unit Value                                      $              0.00  $             15.90  $            15.85  $             15.80
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $                 0  $             5,769  $              904  $               158

Expenses as a % of
  Average Net Assets                                             N/A                0.60%               0.75%                0.90%
Total Return                                                     N/A               33.36%              33.16%               32.95%

                      1997
Units                                                             0                  187                  33                    3
Unit Value                                      $              0.00  $             11.92  $            11.90  $             11.88
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $                 0  $             2,228  $              395  $                38

Expenses as a % of
  Average Net Assets                                             N/A                0.60%               0.75%                0.90%
Total Return                                                     N/A               36.39%              36.20%               36.01%

                      1996
Units
Unit Value                                                                         Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1995
Units
Unit Value                                                                         Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return


                                                                               MFS Research Series

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                             0                  388                  52                   26
Unit Value                                      $              0.00  $             18.23  $            18.14  $             18.06
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $                 0  $             7,067  $              942  $               470

Expenses as a % of
  Average Net Assets                                             N/A                0.60%               0.75%                0.90%
Total Return                                                     N/A               23.30%              23.12%               22.93%

                      1998
Units                                                             0                  291                  35                   21
Unit Value                                      $              0.00  $             14.78  $            14.74  $             14.69
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $                 0  $             4,294  $              514  $               302

Expenses as a % of
  Average Net Assets                                             N/A                0.60%               0.75%                0.90%
Total Return                                                     N/A               22.65%              22.46%               22.28%

                      1997
Units                                                             0                  190                  25                    5
Unit Value                                      $              0.00  $             12.05  $            12.03  $             12.01
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $                 0  $             2,287  $              302  $                58

Expenses as a % of
  Average Net Assets                                             N/A                0.60%               0.75%                0.90%
Total Return                                                     N/A               25.45%              25.27%               25.10%

                      1996
Units
Unit Value                                                                         Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1995
Units
Unit Value                                                                         Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return


                                                                               AIM V.I. Value Fund

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                             0                  969                 161                   68
Unit Value                                      $              0.00  $             21.44  $            21.34  $             21.24
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $                 0  $            20,784  $            3,431  $             1,451

Expenses as a % of
  Average Net Assets                                             N/A                0.60%               0.75%                0.90%
Total Return                                                     N/A               29.12%              28.92%               28.73%

                      1998
Units                                                             0                  416                  44                   48
Unit Value                                      $              0.00  $             16.60  $            16.55  $             16.50
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $                 0  $             6,908  $              729  $               798

Expenses as a % of
  Average Net Assets                                             N/A                0.60%               0.75%                0.90%
Total Return                                                     N/A               31.61%              31.41%               31.21%

                      1997
Units                                                             0                  235                  32                   11
Unit Value                                      $              0.00  $             12.62  $            12.60  $             12.58
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $                 0  $             2,966  $              408  $               134

Expenses as a % of
  Average Net Assets                                             N/A                0.60%               0.75%                0.90%
Total Return                                                     N/A               28.77%              28.60%               28.42%

                      1996
Units
Unit Value                                                                         Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1995
Units
Unit Value                                                                         Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return


                                                                            AIM V.I. Capital Appreciation

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                             0                  254                  26                    3
Unit Value                                      $              0.00  $             19.29  $            19.20  $             19.11
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $                 0  $             4,904  $              496  $                62

Expenses as a % of
  Average Net Assets                                             N/A                0.60%               0.75%                0.90%
Total Return                                                     N/A               43.75%              43.53%               43.31%

                      1998
Units                                                             0                  131                  16                    2
Unit Value                                      $              0.00  $             13.42  $            13.38  $             13.33
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $                 0  $             1,756  $              219  $                23

Expenses as a % of
  Average Net Assets                                             N/A                0.60%               0.75%                0.90%
Total Return                                                     N/A               18.59%              18.41%               18.23%

                      1997
Units                                                             0                   98                  22                    2
Unit Value                                      $              0.00  $             11.31  $            11.30  $             11.28
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $                 0  $             1,105                 248  $                20

Expenses as a % of
  Average Net Assets                                             N/A                0.60%               0.75%                0.90%
Total Return                                                     N/A               26.31%              26.13%               25.96%

                      1996
Units
Unit Value                                                                         Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1995
Units
Unit Value                                                                         Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return



                                                                                    1997 Trust

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units
Unit Value                                                                         Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1998
Units
Unit Value                                                                         Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1997
Units
Unit Value                                                                         Division matured during the year

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1996
Units                                                           646                1,029                 282                   15
Unit Value                                      $             21.86  $             21.64  $            21.33  $             21.02
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            14,124  $            22,273  $            6,018  $               313

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                   4.27%                4.16%               4.00%                3.83%

                      1995
Units                                                           671                1,163                 333                   14
Unit Value                                      $             20.97  $             20.78  $            20.51  $             20.24
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            14,065  $            24,155  $            6,821  $               284

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                   9.85%                9.74%               9.57%                9.41%



                                                                                    1998 Trust

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units
Unit Value                                                                         Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1998
Units
Unit Value                                                                         Division matured during the year

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1997
Units                                                           758                  970                 281                   31
Unit Value                                      $             21.78  $             21.56  $            21.25  $             20.94
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            16,518  $            20,923  $            5,967  $               653

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                   4.81%                4.70%               4.54%                4.39%

                      1996
Units                                                           834                1,162                 322                   34
Unit Value                                      $             20.78  $             20.59  $            20.33  $             20.06
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            17,340  $            23,929  $            6,547  $               673

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                   3.84%                3.73%               3.57%                3.41%

                      1995
Units                                                           896                1,284                 350                   41
Unit Value                                      $             20.01  $             19.85  $            19.63  $             19.40
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            17,927  $            25,491  $            6,871  $               794

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  12.81%               12.69%              12.52%               12.35%



                                                                                    1999 Trust

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units
Unit Value                                                                         Division matured during the year

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1998
Units                                                           515                  276                 102                   83
Unit Value                                      $             22.27  $             22.04  $            21.72  $             21.41
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            11,459  $             6,079  $            2,209  $             1,783

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                   4.80%                4.87%               4.71%                4.55%

                      1997
Units                                                           486                  272                 103                   87
Unit Value                                      $             21.21  $             21.02  $            20.74  $             20.47
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            10,304  $             5,725  $            2,135  $             1,776

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                   5.30%                5.19%               5.03%                4.87%

                      1996
Units                                                           523                  296                 108                   88
Unit Value                                      $             20.14  $             19.98  $            19.75  $             19.52
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            10,526  $             5,908  $            2,137  $             1,714

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                   3.14%                3.03%               2.88%                2.72%

                      1995
Units                                                           569                  292                 105                   84
Unit Value                                      $             18.53  $             19.39  $            19.20  $             19.01
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            10,546  $             5,661  $            2,025  $             1,604

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  15.50%               15.38%              15.21%               15.04%



                                                                                    2000 Trust

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                           556                  285                  52                    6
Unit Value                                      $             22.08  $             21.86  $            21.54  $             21.23
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            12,273  $             6,232  $            1,121  $               119

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                   3.64%                3.53%               3.38%                3.22%

                      1998
Units                                                           534                  321                  59                    6
Unit Value                                      $             21.31  $             21.12  $            20.84  $             20.57
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            11,368  $             6,770  $            1,228  $               118

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                   6.16%                6.05%               5.89%                5.73%

                      1997
Units                                                           567                  295                  46                    8
Unit Value                                      $             20.07  $             19.91  $            19.68  $             19.45
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            11,378  $             5,874  $              903  $               148

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                   5.94%                5.83%               5.67%                5.51%

                      1996
Units                                                           550                  337                  47                    8
Unit Value                                      $             18.95  $             18.82  $            18.63  $             18.44
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            10,413  $             6,333  $              880  $               148

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                   2.29%                2.19%               2.03%                1.87%

                      1995
Units                                                           550                  367                  56                    8
Unit Value                                      $             18.52  $             18.41  $            18.26  $             18.10
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            10,180  $             6,749  $            1,029  $               147

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  18.02%               17.90%              17.72%               17.54%



                                                                                    2001 Trust

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                           396                  320                 101                    2
Unit Value                                      $             49.88  $             49.11  $            48.01  $             46.93
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            19,732  $            15,711  $            4,858  $               101

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                   2.18%                2.08%               1.92%                1.77%

                      1998
Units                                                           407                  384                 109                   14
Unit Value                                      $             48.81  $             48.11  $            47.10  $             46.12
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            19,871  $            18,462  $            5,121  $               646

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                   7.20%                7.09%               6.93%                6.77%

                      1997
Units                                                           447                  411                 110                   14
Unit Value                                      $             45.53  $             44.92  $            44.05  $             43.19
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            20,349  $            18,458  $            4,859  $               617

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                   6.59%                6.48%               6.32%                6.16%

                      1996
Units                                                           484                  447                 117                   14
Unit Value                                      $             42.72  $             42.19  $            41.43  $             40.68
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            20,688  $            18,854  $            4,842  $               589

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                   1.47%                1.36%               1.21%                1.05%

                      1995
Units                                                           546                  490                 118                   14
Unit Value                                      $             42.10  $             41.62  $            40.94  $             40.26
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            22,987  $            20,391  $            4,848  $               581

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  20.51%               20.38%              20.20%               20.02%



                                                                                    2002 Trust

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                           154                  178                  81                   59
Unit Value                                      $             17.74  $             17.60  $            17.40  $             17.20
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             2,736  $             3,127  $            1,407  $             1,014

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                   0.32%                0.21%               0.06%               -0.09%

                      1998
Units                                                           182                  187                  84                   60
Unit Value                                      $             17.69  $             17.56  $            17.39  $             17.21
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             3,220  $             3,278  $            1,455  $             1,033

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                   8.48%                8.37%               8.21%                8.04%

                      1997
Units                                                           192                  180                  76                   59
Unit Value                                      $             16.30  $             16.21  $            16.07  $             15.93
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             3,131  $             2,918  $            1,217  $               941

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                   7.33%                7.22%               7.06%                6.90%

                      1996
Units                                                           179                  128                  67                   60
Unit Value                                      $             15.19  $             15.12  $            15.01  $             14.90
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             2,726  $             1,933  $            1,006  $               894

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                   0.74%                0.63%               0.48%                0.32%

                      1995
Units                                                           211                  131                  62                   61
Unit Value                                      $             15.08  $             15.02  $            14.94  $             14.86
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             3,175  $             1,973  $              928  $               901

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  22.94%               22.81%              22.62%               22.44%



                                                                                    2003 Trust

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                           237                  156                  46                    9
Unit Value                                      $             78.55  $             77.28  $            75.48  $             73.71
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            18,637  $            12,068  $            3,468  $               694

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  -2.50%               -2.60%              -2.74%               -2.89%

                      1998
Units                                                           278                  174                  47                    9
Unit Value                                      $             80.56  $             79.34  $            77.61  $             75.91
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            22,376  $            13,778  $            3,611  $               712

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  10.32%               10.21%              10.04%                9.88%

                      1997
Units                                                           303                  190                  51                    9
Unit Value                                      $             73.02  $             71.99  $            70.52  $             69.09
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            22,113  $            13,701  $            3,576  $               630

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                   8.89%                8.78%               8.62%                8.45%

                      1996
Units                                                           321                  223                  53                    9
Unit Value                                      $             67.06  $             66.18  $            64.93  $             63.70
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            21,551  $            14,761  $            3,436  $               584

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  -0.39%               -0.50%              -0.65%               -0.80%

                      1995
Units                                                           358                  238                  59                    8
Unit Value                                      $             67.32  $             66.51  $            65.36  $             64.22
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            24,130  $            15,815  $            3,831  $               530

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  26.75%               26.62%              26.43%               26.24%



                                                                                    2004 Trust

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                           224                  193                  57                    0
Unit Value                                      $             14.78  $             14.69  $            14.56  $              0.00
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             3,315  $             2,830  $              834  $                 0

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                  N/A
Total Return                                                  -3.35%               -3.45%              -3.59%                  N/A

                      1998
Units                                                           183                  172                  50                    0
Unit Value                                      $             15.29  $             15.21  $            15.11  $              0.00
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             2,801  $             2,613  $              755  $                 0

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                  N/A
Total Return                                                  10.75%               10.64%              10.47%                  N/A

                      1997
Units                                                           220                  166                  49                    0
Unit Value                                      $             13.80  $             13.75  $            13.67  $             13.60
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             3,034  $             2,282  $              667  $                 5

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                   9.50%                9.39%               9.22%                9.06%

                      1996
Units                                                           257                  230                  71                    2
Unit Value                                      $             12.61  $             12.57  $            12.52  $             12.47
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             3,236  $             2,890  $              894  $                24

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  -0.81%               -0.91%              -1.06%               -1.21%

                      1995
Units                                                           230                  128                  84                    2
Unit Value                                      $             12.71  $             12.69  $            12.65  $             12.62
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             2,919  $             1,623  $            1,059  $                21

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  27.79%               27.65%              27.46%               27.27%



                                                                                    2005 Trust

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                           181                   89                  11                    1
Unit Value                                      $             58.19  $             57.29  $            56.01  $             54.75
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            10,549  $             5,107  $              634  $                31

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  -4.95%               -5.04%              -5.19%               -5.33%

                      1998
Units                                                           197                  114                  18                    1
Unit Value                                      $             61.22  $             60.33  $            59.07  $             57.84
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            12,077  $             6,859  $            1,088  $                36

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  11.63%               11.52%              11.35%               11.18%

                      1997
Units                                                           214                  118                  19                    1
Unit Value                                      $             54.84  $             54.10  $            53.05  $             52.02
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            11,745  $             6,397  $              999  $                34

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  10.55%               10.44%              10.27%               10.11%

                      1996
Units                                                           215                  119                  26                    1
Unit Value                                      $             49.60  $             48.99  $            48.11  $             47.25
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            10,650  $             5,837  $            1,249  $                33

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  -1.51%               -1.61%              -1.76%               -1.91%

                      1995
Units                                                           247                  110                  22                    1
Unit Value                                      $             50.36  $             49.79  $            48.97  $             48.17
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $            12,422  $             5,491  $            1,055  $                51

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  30.21%               30.07%              29.88%               29.68%



                                                                                    2006 Trust

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                            62                   79                   6                   33
Unit Value                                      $             32.21  $             31.76  $            31.11  $             30.47
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             1,996  $             2,503  $              202  $               999

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  -6.77%               -6.86%              -7.00%               -7.14%

                      1998
Units                                                            62                   83                   4                   33
Unit Value                                      $             34.55  $             34.10  $            33.45  $             32.81
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             2,135  $             2,847  $              147  $             1,094

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  13.06%               12.94%              12.77%               12.60%

                      1997
Units                                                            59                  102                   7                   34
Unit Value                                      $             30.56  $             30.19  $            29.66  $             29.14
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             1,799  $             3,092  $              201  $               987

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  11.53%               11.42%              11.25%               11.08%

                      1996
Units                                                            67                  131                   9                   34
Unit Value                                      $             27.40  $             27.10  $            26.66  $             26.24
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             1,829  $             3,559  $              233  $               902

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  -2.05%               -2.16%              -2.31%               -2.46%

                      1995
Units                                                            42                   99                  10                    3
Unit Value                                      $             27.97  $             27.69  $            27.29  $             26.90
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             1,187  $             2,753  $              262  $                94

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  32.75%               32.62%              32.42%               32.22%



                                                                                    2007 Trust

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                           100                  190                  20                    0
Unit Value                                      $             34.18  $             33.73  $            33.09  $             32.46
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             3,415  $             6,406  $              654  $                 6

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  -8.12%               -8.22%              -8.35%               -8.49%

                      1998
Units                                                           119                  211                  26                    0
Unit Value                                      $             37.20  $             36.75  $            36.11  $             35.48
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             4,413  $             7,737  $              922  $                10

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  13.85%               13.73%              13.56%               13.39%

                      1997
Units                                                           123                  218                  26                    0
Unit Value                                      $             32.67  $             32.31  $            31.80  $             31.29
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             4,022  $             7,055  $              827  $                 9

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  12.40%               12.29%              12.12%               11.95%

                      1996
Units                                                           113                  201                  17                    0
Unit Value                                      $             29.07  $             28.78  $            28.36  $             27.95
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             3,292  $             5,781  $              494  $                 9

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  -2.73%               -2.83%              -2.98%               -3.13%

                      1995
Units                                                           109                  210                  25                    0
Unit Value                                      $             29.89  $             29.62  $            29.23  $             28.85
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             3,244  $             6,205  $              736  $                10

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  35.14%               35.00%              34.80%               34.59%



                                                                                    2008 Trust

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                           198                  284                  55                    2
Unit Value                                      $             31.81  $             31.43  $            30.88  $             30.34
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             6,311  $             8,923  $            1,692  $                60

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  -9.62%               -9.72%              -9.85%               -9.99%

                      1998
Units                                                           224                  314                  65                    2
Unit Value                                      $             35.20  $             34.81  $            34.26  $             33.71
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             7,880  $            10,945  $            2,242  $                68

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  14.61%               14.49%              14.31%               14.14%

                      1997
Units                                                           239                  353                  83                    4
Unit Value                                      $             30.72  $             30.41  $            29.97  $             29.53
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             7,330  $            10,747  $            2,493  $               114

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  13.42%               13.31%              13.14%               12.96%

                      1996
Units                                                           264                  392                  94                    2
Unit Value                                      $             27.08  $             26.84  $            26.49  $             26.14
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             7,139  $            10,529  $            2,494  $                58

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  -3.35%               -3.45%              -3.59%               -3.74%

                      1995
Units                                                           311                  433                  97                    3
Unit Value                                      $             28.02  $             27.80  $            27.48  $             27.16
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             8,704  $            12,040  $            2,660  $                75

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  37.11%               36.97%              36.77%               36.56%



                                                                                    2009 Trust

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                           174                   78                  34                    4
Unit Value                                      $             28.37  $             28.05  $            27.60  $             27.16
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             4,936  $             2,184  $              928  $               109

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                 -10.57%              -10.66%             -10.80%              -10.93%

                      1998
Units                                                           172                   82                  38                    4
Unit Value                                      $             31.72  $             31.40  $            30.95  $             30.50
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             5,444  $             2,566  $            1,173  $               129

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  15.04%               14.92%              14.75%               14.58%

                      1997
Units                                                           198                   85                  40                    4
Unit Value                                      $             27.57  $             27.32  $            26.97  $             26.62
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             5,458  $             2,316  $            1,090  $               113

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  14.26%               14.14%              13.97%               13.80%

                      1996
Units                                                           222                   94                  50                    4
Unit Value                                      $             24.13  $             23.94  $            23.66  $             23.39
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             5,348  $             2,257  $            1,172  $                96

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  -3.98%               -4.08%              -4.23%               -4.38%

                      1995
Units                                                           223                  108                  60                    4
Unit Value                                      $             25.13  $             24.96  $            24.71  $             24.46
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             5,592  $             2,704  $            1,482  $                94

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  39.12%               38.98%              38.77%               38.56%



                                                                                    2010 Trust

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                            82                   97                  16                   14
Unit Value                                      $             27.16  $             26.89  $            26.50  $             26.11
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             2,237  $             2,620  $              415  $               374

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                 -11.22%              -11.31%             -11.44%              -11.58%

                      1998
Units                                                           102                  114                  17                   32
Unit Value                                      $             30.59  $             30.32  $            29.92  $             29.53
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             3,106  $             3,452  $              519  $               946

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  15.03%               14.91%              14.73%               14.56%

                      1997
Units                                                           102                  118                  18                   37
Unit Value                                      $             26.60  $             26.38  $            26.08  $             25.78
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             2,718  $             3,122  $              464  $               947

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  15.11%               14.99%              14.82%               14.64%

                      1996
Units                                                            94                  165                  26                   32
Unit Value                                      $             23.10  $             22.94  $            22.71  $             22.49
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             2,181  $             3,776  $              584  $               725

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  -4.45%               -4.55%              -4.70%               -4.84%

                      1995
Units                                                            90                  171                  21                   28
Unit Value                                      $             24.18  $             24.04  $            23.83  $             23.63
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             2,178  $             4,116  $              506  $               670

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  41.03%               40.88%              40.67%               40.46%



                                                                                    2011 Trust

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                            48                    9                   4                    1
Unit Value                                      $             22.53  $             22.33  $            22.04  $             21.75
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             1,078  $               210  $               95  $                13

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                 -11.73%              -11.82%             -11.96%              -12.09%

                      1998
Units                                                            53                   13                   5                    1
Unit Value                                      $             25.53  $             25.33  $            25.03  $             24.75
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             1,344  $               332  $              117  $                15

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  14.84%               14.72%              14.55%               14.38%

                      1997
Units                                                            48                   13                   3                    1
Unit Value                                      $             22.23  $             22.08  $            21.85  $             21.64
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             1,066  $               288  $               70  $                14

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  16.24%               16.12%              15.94%               15.77%

                      1996
Units                                                            53                   15                   3                    1
Unit Value                                      $             19.12  $             19.01  $            18.85  $             18.69
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             1,007  $               294  $               61  $                12

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  -4.57%               -4.67%              -4.81%               -4.96%

                      1995
Units                                                            44                   18                  11                    0
Unit Value                                      $             20.04  $             19.94  $            19.80  $              0.00
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $               890  $               353  $              224  $                 0

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                  N/A
Total Return                                                  43.67%               43.52%              43.30%                  N/A



                                                                                    2013 Trust

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                             9                   40                  12                    2
Unit Value                                      $             16.51  $             16.40  $            16.23  $             16.07
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $               155  $               650  $              192  $                35

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                 -13.21%              -13.30%             -13.43%              -13.56%

                      1998
Units                                                            11                   47                  13                    2
Unit Value                                      $             19.02  $             18.91  $            18.75  $             18.59
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $               200  $               884  $              238  $                41

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  14.66%               14.54%              14.37%               14.20%

                      1997
Units                                                             8                   45                  11                    2
Unit Value                                      $             16.59  $             16.51  $            16.39  $             16.28
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $               137  $               751  $              180  $                33

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  18.70%               18.58%              18.40%               18.22%

                      1996
Units                                                            15                   48                  10                    2
Unit Value                                      $             13.98  $             13.92  $            13.85  $             13.77
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $               206  $               671  $              135  $                26

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  -5.54%               -5.64%              -5.78%               -5.93%

                      1995
Units                                                            51                   35                  10                    2
Unit Value                                      $             14.80  $             14.76  $            14.70  $             14.64
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $               756  $               522  $              150  $                25

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  47.64%               47.48%              47.26%               47.04%



                                                                                    2014 Trust

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                           497                  330                  62                    6
Unit Value                                      $             16.16  $             16.06  $            15.93  $             15.79
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             8,036  $             5,294  $              995  $                88

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                 -14.00%              -14.09%             -14.22%              -14.35%

                      1998
Units                                                           530                  356                 136                    5
Unit Value                                      $             18.79  $             18.70  $            18.57  $             18.44
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             9,950  $             6,650  $            2,525  $                86

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  14.35%               14.23%              14.06%               13.88%

                      1997
Units                                                           458                  276                 155                    5
Unit Value                                      $             16.43  $             16.37  $            16.28  $             16.19
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             7,517  $             4,520  $            2,526  $                80

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  20.14%               20.01%              19.83%               19.65%

                      1996
Units                                                           507                  501                 128                    6
Unit Value                                      $             13.68  $             13.64  $            13.58  $             13.53
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             6,939  $             6,832  $            1,740  $                81

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  -6.16%               -6.26%              -6.41%               -6.55%

                      1995
Units                                                           315                  347                 107                    1
Unit Value                                      $             14.58  $             14.55  $            14.51  $             14.48
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             4,596  $             5,050  $            1,560  $                10

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                  47.93%               47.77%              47.55%               47.33%



                                                                                    2019 Trust

                      1999
(In thousands,                                         Contract             Contract            Contract             Contract
except unit value)                                      Type 1               Type 2              Type 3               Type 4
                                                -------------------- -------------------- ------------------- --------------------
Units                                                           377                  127                  42                    0
Unit Value                                      $              8.80  $              8.79  $             8.79  $              8.78
                                                -------------------- -------------------- ------------------- --------------------
Net Assets                                      $             3,315  $             1,119  $              372  $                 3

Expenses as a % of
  Average Net Assets                                           0.84%                0.94%               1.09%                1.24%
Total Return                                                 -15.23%              -15.33%             -15.47%              -15.61%

                      1998
Units
Unit Value                                                                        Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1997
Units
Unit Value                                                                        Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1996
Units
Unit Value                                                                        Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

                      1995
Units
Unit Value                                                                        Division was not available

Net Assets

Expenses as a % of
  Average Net Assets
Total Return

5. ALLOCATION OF INCOME TO SERIES

    The following table presents income by investment division for the year ended December 31, 1999:


(In thousands)                                            Contract       Contract       Contract       Contract
                         1999                              Type 1         Type 2         Type 3         Type 4         Total
                                                      -------------- -------------- -------------- -------------- --------------
Investments in Merrill Lynch Series Fund, Inc.:
 Money Reserve Portfolio                              $    7,731     $    7,503     $    1,281     $      355     $   16,870
 Intermediate Government Bond Portfolio                   (1,471)        (1,524)          (283)           (81)        (3,359)
 Long-Term Corporate Bond Portfolio                       (1,161)        (1,119)          (278)           (69)        (2,627)
 Capital Stock Portfolio                                  35,285         29,472          6,326          2,893         73,976
 Growth Stock Portfolio                                   57,805         50,150         10,290          3,899        122,144
 Multiple Strategy Portfolio                              52,629        138,642          7,150          2,965        201,386
 High Yield Portfolio                                      1,236          1,946            240             59          3,481
 Natural Resources Portfolio                                 834            866            223            128          2,051
 Global Strategy Portfolio                                10,546         12,908          3,002          1,232         27,688
 Balanced Portfolio                                        2,395          2,868            759            417          6,439

Investments in Merrill Lynch Variable
 Series Funds, Inc.:
  Global Utility Focus Fund                                  376            262             77             10            725
  International Equity Focus Fund                            741          1,097            389              9          2,236
  Global Bond Focus Fund                                       0            (77)           (30)             0           (107)
  Basic Value Focus Fund                                   3,082          3,897            715            118          7,812
  Developing Capital Markets Focus Fund                      902            956            172             56          2,086
  Special Value Focus Fund                                 1,132            881            206             31          2,250
  Index 500 Fund                                               0          3,840            588            129          4,557
  Capital Focus Fund                                           0              2              0              0              2
  Global Growth Focus Fund                                     0            341             54             16            411

Investments in Hotchkis & Wiley Variable Trust:
 International VIP Portfolio                                   0            151             11              7            169

Investments in Mercury Asset Management V.I. Funds, Inc.
 Mercury V.I. U.S. Large Cap Fund                              0            358             83              6            447

Investments in Alliance Variable Products Series Fund, Inc.:
 Quasar Portfolio                                              0             91              3              0             94
 Premier Growth Portfolio                                      0          8,991          1,325            372         10,688

Investments in MFS Variable Insurance Trust:
 MFS Emerging Growth Series                                    0          7,381          1,042            218          8,641
 MFS Research Series                                           0          1,292            170             85          1,547

Investments in AIM Variable Insurance Funds, Inc.:
 AIM V.I. Value Fund                                           0          3,638            599            249          4,486
 AIM V.I. Capital Appreciation Fund                            0          1,161            117             15          1,293

Investments in the Merrill Lynch Fund of Stripped ("Zero")
 U.S. Treasury Securities, Series A through L:
  1999 Trust                                                  42             22              7              6             77
  2000 Trust                                                 449            219             38              4            710
  2001 Trust                                                 452            325             98              1            876
  2002 Trust                                                   6              5              0             (1)            10
  2003 Trust                                                (531)          (356)          (107)           (22)        (1,016)
  2004 Trust                                                (104)           (92)           (29)             0           (225)
  2005 Trust                                                (600)          (301)           (39)            (2)          (942)
  2006 Trust                                                (147)          (188)           (15)           (78)          (428)
  2007 Trust                                                (338)          (638)           (67)            (1)        (1,044)
  2008 Trust                                                (729)        (1,040)          (201)            (7)        (1,977)
  2009 Trust                                                (597)          (267)          (116)           (14)          (994)
  2010 Trust                                                (334)          (394)           (63)           (61)          (852)
  2011 Trust                                                (156)           (31)           (14)            (2)          (203)
  2013 Trust                                                 (26)          (111)           (32)            (6)          (175)
  2014 Trust                                              (1,659)        (1,096)          (215)           (18)        (2,988)
  2019 Trust                                                  29             10              2              0             41


    The following table presents income by investment division for the year ended December 31, 1998:


(In thousands)                                            Contract       Contract       Contract       Contract
                         1998                              Type 1         Type 2         Type 3         Type 4         Total
                                                      -------------- -------------- -------------- -------------- --------------
Investments in Merrill Lynch Series Fund, Inc.:
 Money Reserve Portfolio                              $    8,295     $    8,393     $    1,442     $      298     $   18,428
 Intermediate Government Bond Portfolio                    6,496          6,363          1,159            279         14,297
 Long-Term Corporate Bond Portfolio                        3,152          2,918            662            124          6,856
 Capital Stock Portfolio                                  15,211         13,332          2,920          1,304         32,767
 Growth Stock Portfolio                                   40,688         36,667          7,277          2,820         87,452
 Multiple Strategy Portfolio                              28,185         73,951          4,038          1,527        107,701
 High Yield Portfolio                                     (1,509)        (2,709)          (377)           (91)        (4,686)
 Natural Resources Portfolio                                (570)          (717)          (149)           (89)        (1,525)
 Global Strategy Portfolio                                 4,923          6,756          1,454            585         13,718
 Balanced Portfolio                                        3,765          4,667          1,087            614         10,133

Investments in Merrill Lynch Variable
 Series Funds, Inc.:
  Global Utility Focus Fund                                  478            489             91              0          1,058
  International Equity Focus Fund                            157            250             84              3            494
  Global Bond Focus Fund                                       0             89              5              1             95
  Basic Value Focus Fund                                     936          1,255            237             38          2,466
  Developing Capital Markets Focus Fund                     (382)          (734)          (173)           (75)        (1,364)
  Special Value Focus Fund                                  (290)          (276)           (79)            (8)          (653)
  Index 500 Fund                                               0          2,427            362             87          2,876

Investments in Alliance Variable Products Series Fund, Inc.:
 Premier Growth Portfolio                                      0          4,115            571            158          4,844

Investments in MFS Variable Insurance Trust:
 MFS Emerging Growth Series                                    0          1,186            185             32          1,403
 MFS Research Series                                           0            636             76             45            757

Investments in AIM Variable Insurance Funds, Inc.:
 AIM V.I. Value Fund                                           0          1,407            147            162          1,716
 AIM V.I. Capital Appreciation Fund                            0            214             26              3            243

Investments in the Merrill Lynch Fund of Stripped ("Zero")
 U.S. Treasury Securities, Series A through K:
  1998 Trust                                                  82            101             27              3            213
  1999 Trust                                                 553            288            101             79          1,021
  2000 Trust                                                 714            429             77              7          1,227
  2001 Trust                                               1,391          1,274            347             43          3,055
  2002 Trust                                                 258            264            116             80            718
  2003 Trust                                               2,168          1,322            341             67          3,898
  2004 Trust                                                 277            257             73              0            607
  2005 Trust                                               1,310            740            116              4          2,170
  2006 Trust                                                 264            345             17            131            757
  2007 Trust                                                 545            947            111              1          1,604
  2008 Trust                                               1,076          1,483            300              9          2,868
  2009 Trust                                                 765            360            163             18          1,306
  2010 Trust                                                 407            448             67            120          1,042
  2011 Trust                                                 172             42             14              2            230
  2013 Trust                                                  25            107             28              5            165
  2014 Trust                                               1,097            721            267              9          2,094


    The following table presents income by investment division for the year ended December 31, 1997:


(In thousands)                                            Contract       Contract       Contract       Contract
                         1997                              Type 1         Type 2         Type 3         Type 4         Total
                                                      -------------- -------------- -------------- -------------- --------------
Investments in Merrill Lynch Series Fund, Inc.:
 Money Reserve Portfolio                              $    8,746     $    8,507     $    1,364     $      298     $   18,915
 Intermediate Government Bond Portfolio                    5,792          5,820          1,034            263         12,909
 Long-Term Corporate Bond Portfolio                        3,379          2,832            651            172          7,034
 Capital Stock Portfolio                                  21,058         18,924          4,346          1,845         46,173
 Growth Stock Portfolio                                   26,384         25,232          4,964          1,952         58,532
 Multiple Strategy Portfolio                              46,962        125,844          6,754          2,646        182,206
 High Yield Portfolio                                      2,901          5,333            667            150          9,051
 Natural Resources Portfolio                                (643)          (785)          (149)           (83)        (1,660)
 Global Strategy Portfolio                                 6,908          9,418          2,037            760         19,123
 Balanced Portfolio                                        4,052          5,615          1,375            741         11,783

Investments in Merrill Lynch Variable
 Series Funds, Inc.:
  Global Utility Focus Fund                                  362            402             61              0            825
  International Equity Focus Fund                           (129)          (189)           (95)            (4)          (417)
  Global Bond Focus Fund                                       0              9              6              0             15
  Basic Value Focus Fund                                   1,348          2,301            435             90          4,174
  Developing Capital Markets Focus Fund                     (187)          (223)           (58)           (20)          (488)
  Special Value Focus Fund                                   320            324             66             17            727
  Index 500 Fund                                               0            561             53              4            618

Investments in Alliance Variable Products Series Fund, Inc.:
 Premier Growth Portfolio                                      0            128             30              6            164

Investments in MFS Variable Insurance Trust:
 MFS Emerging Growth Series                                    0             42              7              1             50
 MFS Research Series                                           0             66              8              2             76

Investments in AIM Variable Insurance Funds, Inc.;
 AIM V.I. Value Fund                                           0             86             12              4            102
 AIM V.I. Capital Appreciation Fund                            0             (5)            (1)             0             (6)

Investments in the Merrill Lynch Fund of Stripped ("Zero")
 U.S. Treasury Securities, Series A through K:
  1997 Trust                                                  56             84             21              1            162
  1998 Trust                                                 835          1,025            286             31          2,177
  1999 Trust                                                 540            293            107             87          1,027
  2000 Trust                                                 672            339             51              8          1,070
  2001 Trust                                               1,303          1,164            299             37          2,803
  2002 Trust                                                 217            201             83             62            563
  2003 Trust                                               1,872          1,139            294             51          3,356
  2004 Trust                                                 294            215             63              0            572
  2005 Trust                                               1,140            614             93              3          1,850
  2006 Trust                                                 187            319             20             99            625
  2007 Trust                                                 440            765             89              1          1,295
  2008 Trust                                                 900          1,311            299             13          2,523
  2009 Trust                                                 714            301            139             14          1,168
  2010 Trust                                                 376            421             62            127            986
  2011 Trust                                                 149             40             10              2            201
  2013 Trust                                                  23            127             30              6            186
  2014 Trust                                               1,402            819            469             15          2,705


6. UNITS ISSUED AND REDEEMED

   Units issued and redeemed by the investment divisions during 1999, 1998 and 1997 were as follows:

                                                                               Money Reserve Portfolio

                                                    Contract         Contract         Contract         Contract
   (In thousands)                                    Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at January 1, 1997                        6,226            6,091            1,077              278           13,672
   Activity during 1997:
     Issued                                              2,282            4,173            1,265              131            7,851
     Redeemed                                           (3,305)          (5,000)          (1,444)            (199)          (9,948)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                      5,203            5,264              898              210           11,575
   Activity during 1998:
     Issued                                              2,605            4,877            1,033              150            8,665
     Redeemed                                           (2,735)          (4,808)            (960)            (145)          (8,648)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                      5,073            5,333              971              215           11,592
   Activity during 1999:
     Issued                                              2,506            4,427              996              202            8,131
     Redeemed                                           (2,931)          (5,029)          (1,107)            (166)          (9,233)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                         4,648            4,731              860              251           10,490
                                               ================ ================ ================ ================ ================




                                                                        Intermediate Government Bond Portfolio

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ----------------- ---------------- ---------------- ----------------

   Outstanding at January 1, 1997                        1,844            1,901              313               81            4,139
   Activity during 1997:
     Issued                                                154              161               84               16              415
     Redeemed                                             (341)            (344)             (80)             (13)            (778)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                      1,657            1,718              317               84            3,776
   Activity during 1998:
     Issued                                                321              407               82                6              816
     Redeemed                                             (325)            (454)             (81)              (9)            (869)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                      1,653            1,671              318               81            3,723
   Activity during 1999:
     Issued                                                281              313               46                8              648
     Redeemed                                             (426)            (484)            (105)             (16)          (1,031)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                         1,508            1,500              259               73            3,340
                                               ================ ================ ================ ================ ================

                                                                          Long-Term Corporate Bond Portfolio

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
   (In thousands)                              ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at January 1, 1997                          828              766              170               56            1,820
   Activity during 1997:
     Issued                                                137              117               34                2              290
     Redeemed                                             (160)            (184)             (36)             (11)            (391)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                        805              699              168               47            1,719
   Activity during 1998:
     Issued                                                104              189               29               15              337
     Redeemed                                             (207)            (220)             (38)             (29)            (494)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                        702              668              159               33            1,562
   Activity during 1999:
     Issued                                                 74               94               16               10              194
     Redeemed                                             (134)            (154)             (27)              (7)            (322)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                           642              608              148               36            1,434
                                               ================ ================ ================ ================ ================





                                                                               Capital Stock Portfolio

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ---------------- ---------------- ---------------- ----------------

   Outstanding at January 1, 1997                        1,529            1,375              350              143            3,397
   Activity during 1997:
     Issued                                                364              313               61               14              752
     Redeemed                                             (488)            (397)            (104)             (22)          (1,011)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                      1,405            1,291              307              135            3,138
   Activity during 1998:
     Issued                                                212              248               39                6              505
     Redeemed                                             (330)            (380)             (82)             (19)            (811)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                      1,287            1,159              264              122            2,832
   Activity during 1999:
     Issued                                                208              150               39                2              399
     Redeemed                                             (263)            (255)             (69)             (13)            (600)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                         1,232            1,054              234              111            2,631
                                               ================ ================ ================ ================ ================

                                                                                Growth Stock Portfolio

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
   (In thousands)                              ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at January 1, 1997                        1,648            1,711              369              141            3,869
   Activity during 1997:
     Issued                                                848              900              406               30            2,184
     Redeemed                                             (752)            (906)            (429)             (31)          (2,118)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                      1,744            1,705              346              140            3,935
   Activity during 1998:
     Issued                                                645              620              102               11            1,378
     Redeemed                                             (645)            (718)            (119)             (19)          (1,501)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                      1,744            1,607              329              132            3,812
   Activity during 1999:
     Issued                                                463              459               88               16            1,026
     Redeemed                                             (441)            (499)             (85)             (18)          (1,043)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                         1,766            1,567              332              130            3,795
                                               ================ ================ ================ ================ ================




                                                                              Multiple Strategy Portfolio

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ---------------- ---------------- ---------------- ----------------

   Outstanding at January 1, 1997                        7,217           19,894            1,094              432           28,637
   Activity during 1997:
     Issued                                                385              691               97               16            1,189
     Redeemed                                             (886)          (2,236)            (178)             (40)          (3,340)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                      6,716           18,349            1,013              408           26,486
   Activity during 1998:
     Issued                                                365              725               39               13            1,142
     Redeemed                                             (883)          (2,396)            (108)             (51)          (3,438)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                      6,198           16,678              944              370           24,190
   Activity during 1999:
     Issued                                                368              726               38               13            1,145
     Redeemed                                           (1,011)          (2,464)            (186)             (44)          (3,705)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                         5,555           14,940              796              339           21,630
                                               ================ ================ ================ ================ ================

                                                                                 High Yield  Portfolio

                                                    Contract         Contract         Contract         Contract
   (In thousands)                                    Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at January 1, 1997                          954            1,754              260               47            3,015
   Activity during 1997:
     Issued                                                236              897              182               15            1,330
     Redeemed                                             (272)            (925)            (219)             (10)          (1,426)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                        918            1,726              223               52            2,919
   Activity during 1998:
     Issued                                                228              568              128               10              934
     Redeemed                                             (322)            (829)            (149)             (13)          (1,313)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                        824            1,465              202               49            2,540
   Activity during 1999:
     Issued                                                118              382              139                2              641
     Redeemed                                             (251)            (714)            (192)             (13)          (1,170)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                           691            1,133              149               38            2,011
                                               ================ ================ ================ ================ ================




                                                                              Natural Resources Portfolio

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ---------------- ---------------- ---------------- ----------------

   Outstanding at January 1, 1997                          782              819              127               74            1,802
   Activity during 1997:
     Issued                                                355              268              119                4              746
     Redeemed                                             (609)            (438)            (122)              (9)          (1,178)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                        528              649              124               69            1,370
   Activity during 1998:
     Issued                                                213              316               47               10              586
     Redeemed                                             (344)            (462)             (66)             (15)            (887)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                        397              503              105               64            1,069
   Activity during 1999:
     Issued                                                353              566               36                8              963
     Redeemed                                             (391)            (689)             (41)             (13)          (1,134)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                           359              380              100               59              898
                                               ================ ================ ================ ================ ================

                                                                               Global Strategy Portfolio

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
   (In thousands)                              ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at January 1, 1997                        2,583            3,740              781              305            7,409
   Activity during 1997:
     Issued                                                427              659              130               26            1,242
     Redeemed                                             (588)          (1,026)            (162)             (42)          (1,818)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                      2,422            3,373              749              289            6,833
   Activity during 1998:
     Issued                                                262              334               53               16              665
     Redeemed                                             (743)            (978)            (193)             (52)          (1,966)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                      1,941            2,729              609              253            5,532
   Activity during 1999:
     Issued                                                182              144               54                7              387
     Redeemed                                             (380)            (696)            (143)             (41)          (1,260)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                         1,743            2,177              520              219            4,659
                                               ================ ================ ================ ================ ================





                                                                                 Balanced Portfolio

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ---------------- ---------------- ---------------- ----------------

   Outstanding at January 1, 1997                        1,097            1,589              379              204            3,269
   Activity during 1997:
     Issued                                                145              137               32               18              332
     Redeemed                                             (230)            (298)             (53)             (24)            (605)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                      1,012            1,428              358              198            2,996
   Activity during 1998:
     Issued                                                213              280               37                9              539
     Redeemed                                             (187)            (391)             (79)             (24)            (681)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                      1,038            1,316              316              183            2,854
   Activity during 1999:
     Issued                                                138              134               50               19              341
     Redeemed                                             (244)            (304)             (53)             (23)            (624)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                           932            1,146              313              179            2,571
                                               ================ ================ ================ ================ ================

                                                                             Global Utility Focus Fund

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
   (In thousands)                              ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at January 1, 1997                           37               60               13                1              111
   Activity during 1997:
     Issued                                                130              390               38                0              558
     Redeemed                                              (35)            (302)             (28)              (1)            (366)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                        132              148               23                0              303
   Activity during 1998:
     Issued                                                132              214               31                4              381
     Redeemed                                             (130)            (223)             (28)              (4)            (385)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                        134              139               26                0              299
   Activity during 1999:
     Issued                                                 91               69               12                4              176
     Redeemed                                              (67)             (95)              (5)               0             (167)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                           158              113               33                4              308
                                               ================ ================ ================ ================ ================




                                                                         International Equity Focus Fund

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ---------------- ---------------- ---------------- ----------------

   Outstanding at January 1, 1997                          188              212              103                7              510
   Activity during 1997:
     Issued                                                282              867              584               23            1,756
     Redeemed                                             (251)            (761)            (528)             (24)          (1,564)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                        219              318              159                6              702
   Activity during 1998:
     Issued                                                 48              923              874               26            1,871
     Redeemed                                              (81)            (941)            (927)             (28)          (1,977)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                        186              300              106                4              596
   Activity during 1999:
     Issued                                                 78              868              834               32            1,812
     Redeemed                                             (102)            (926)            (853)             (34)          (1,915)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                           162              242               87                2              493
                                               ================ ================ ================ ================ ================

                                                                              Global Bond Focus Fund

                                                    Contract         Contract         Contract         Contract
   (In thousands)                                    Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at January 1, 1997                            0                0                0                0                0
   Activity during 1997:
     Issued                                                  0               35               15                0               50
     Redeemed                                                0              (13)               0                0              (13)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                          0               22               15                0               37
   Activity during 1998:
     Issued                                                  0              372               11                1              384
     Redeemed                                                0             (233)             (16)               0             (249)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                          0              161               10                1              172
   Activity during 1999:
     Issued                                                  0              108                0                0              108
     Redeemed                                                0             (251)              (3)              (1)            (255)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                             0               18                7                0               25
                                               ================ ================ ================ ================ ================




                                                                              Basic Value Focus Fund

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ---------------- ---------------- ---------------- ----------------

   Outstanding at January 1, 1997                          267              493              131               45              936
   Activity during 1997:
     Issued                                                518            1,053              147               25            1,743
     Redeemed                                             (244)            (615)             (99)             (31)            (989)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                        541              931              179               39            1,690
   Activity during 1998:
     Issued                                                439              637               75                9            1,160
     Redeemed                                             (264)            (582)             (61)             (15)            (922)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                        716              986              193               33            1,928
   Activity during 1999:
     Issued                                                485              737               98               14            1,334
     Redeemed                                             (305)            (574)             (76)             (11)            (966)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                           896            1,149              215               36            2,296
                                               ================ ================ ================ ================ ================

                                                                       Developing Capital Markets Focus Fund

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
   (In thousands)                              ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at January 1, 1997                          193              162               51               12              418
   Activity during 1997:
     Issued                                                355              857              366               25            1,603
     Redeemed                                             (316)            (746)            (348)             (14)          (1,424)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                        232              273               69               23              597
   Activity during 1998:
     Issued                                                 83              442               89                0              614
     Redeemed                                             (208)            (507)            (109)              (2)            (826)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                        107              208               49               21              385
   Activity during 1999:
     Issued                                                737              633              100               15            1,485
     Redeemed                                             (560)            (537)             (94)             (18)          (1,209)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                           284              304               55               18              661
                                               ================ ================ ================ ================ ================





                                                                            Special Value Focus Fund

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ---------------- ---------------- ---------------- ----------------

   Outstanding at January 1, 1997                          108              157               28                9              302
   Activity during 1997:
     Issued                                                354              635               55                8            1,052
     Redeemed                                             (264)            (586)             (40)              (6)            (896)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                        198              206               43               11              458
   Activity during 1998:
     Issued                                                196              264              113                4              577
     Redeemed                                             (173)            (263)             (96)              (9)            (541)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                        221              207               60                6              494
   Activity during 1999:
     Issued                                                225              115               60               15              415
     Redeemed                                             (221)            (145)             (78)             (15)            (459)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                           225              177               42                6              450
                                               ================ ================ ================ ================ ================

                                                                                   Index 500 Fund

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
   (In thousands)                              ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at January 1, 1997                            0                0                0                0                0
   Activity during 1997:
     Issued                                                  0              926              133                9            1,068
     Redeemed                                                0             (323)             (76)              (4)            (403)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                          0              603               57                5              665
   Activity during 1998:
     Issued                                                  0              999              136               29            1,164
     Redeemed                                                0             (778)             (69)              (4)            (851)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                          0              824              124               30              978
   Activity during 1999:
     Issued                                                  0            1,124              295               33            1,452
     Redeemed                                                0             (627)            (214)             (18)            (859)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                             0            1,321              205               45            1,571
                                               ================ ================ ================ ================ ================




                                                                                Capital Focus Fund

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ---------------- ---------------- ---------------- ----------------

   Outstanding at January 1, 1997                            0                0                0                0                0
   Activity during 1997:
     Issued                                                  0                0                0                0                0
     Redeemed                                                0                0                0                0                0
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                          0                0                0                0                0
   Activity during 1998:
     Issued                                                  0                0                0                0                0
     Redeemed                                                0                0                0                0                0
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                          0                0                0                0                0
   Activity during 1999:
     Issued                                                  0               73                0                0               73
     Redeemed                                                0              (30)               0                0              (30)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                             0               43                0                0               43
                                               ================ ================ ================ ================ ================

                                                                             Global Growth Focus Fund

                                                    Contract         Contract         Contract         Contract
   (In thousands)                                    Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at January 1, 1997                            0                0                0                0                0
   Activity during 1997:
     Issued                                                  0                0                0                0                0
     Redeemed                                                0                0                0                0                0
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                          0                0                0                0                0
   Activity during 1998:
     Issued                                                  0                0                0                0                0
     Redeemed                                                0                0                0                0                0
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                          0                0                0                0                0
   Activity during 1999:
     Issued                                                  0              164               56                6              226
     Redeemed                                                0              (42)             (37)               0              (79)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                             0              122               19                6              147
                                               ================ ================ ================ ================ ================




                                                                             International V I P Portfolio

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ---------------- ---------------- ---------------- ----------------

   Outstanding at January 1, 1997                            0                0                0                0                0
   Activity during 1997:
     Issued                                                  0                0                0                0                0
     Redeemed                                                0                0                0                0                0
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                          0                0                0                0                0
   Activity during 1998:
     Issued                                                  0                0                0                0                0
     Redeemed                                                0                0                0                0                0
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                          0                0                0                0                0
   Activity during 1999:
     Issued                                                  0            1,155              377               27            1,559
     Redeemed                                                0             (973)            (363)             (19)          (1,355)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                             0              182               14                8              204
                                               ================ ================ ================ ================ ================

                                                                         Mercury  V.I. U.S. Large Cap Fund

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
   (In thousands)                              ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at January 1, 1997                            0                0                0                0                0
   Activity during 1997:
     Issued                                                  0                0                0                0                0
     Redeemed                                                0                0                0                0                0
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                          0                0                0                0                0
   Activity during 1998:
     Issued                                                  0                0                0                0                0
     Redeemed                                                0                0                0                0                0
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                          0                0                0                0                0
   Activity during 1999:
     Issued                                                  0              380               50                4              434
     Redeemed                                                0             (167)              (1)               0             (168)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                             0              213               49                4              266
                                               ================ ================ ================ ================ ================





                                                                                   Quasar Portfolio

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ---------------- ---------------- ---------------- ----------------

   Outstanding at January 1, 1997                            0                0                0                0                0
   Activity during 1997:
     Issued                                                  0                0                0                0                0
     Redeemed                                                0                0                0                0                0
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                          0                0                0                0                0
   Activity during 1998:
     Issued                                                  0                0                0                0                0
     Redeemed                                                0                0                0                0                0
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                          0                0                0                0                0
   Activity during 1999:
     Issued                                                  0               71               12                0               83
     Redeemed                                                0               (6)             (10)               0              (16)
                                               ---------------- ---------------- ---------------- ---------------- ---------------
Outstanding at December 31, 1999                             0               65                2                0               67
                                               ================ ================ ================ ================ ================

                                                                               Premier Growth Portfolio

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
   (In thousands)                              ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at January 1, 1997                            0                0                0                0                0
   Activity during 1997:
     Issued                                                  0              637               73               12              722
     Redeemed                                                0             (358)              (9)               0             (367)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                          0              279               65               12              356
   Activity during 1998:
     Issued                                                  0            2,068              242               29            2,339
     Redeemed                                                0           (1,386)            (173)              (4)          (1,563)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                          0              961              134               37            1,132
   Activity during 1999:
     Issued                                                  0            1,919              193               41            2,153
     Redeemed                                                0           (1,195)             (76)              (7)          (1,278)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                             0            1,685              251               71            2,007
                                               ================ ================ ================ ================ ================




                                                                             MFS Emerging Growth Series

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ---------------- ---------------- ---------------- ----------------

   Outstanding at January 1, 1997                            0                0                0                0                0
   Activity during 1997:
     Issued                                                  0              602               45                3              650
     Redeemed                                                0             (415)             (12)               0             (427)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                          0              187               33                3              223
   Activity during 1998:
     Issued                                                  0              561               45               14              620
     Redeemed                                                0             (385)             (21)              (7)            (413)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                          0              363               57               10              430
   Activity during 1999:
     Issued                                                  0              581               79               44              704
     Redeemed                                                0             (251)             (38)             (33)            (322)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                             0              693               98               21              812
                                               ================ ================ ================ ================ ================

                                                                                 MFS Research Series

                                                    Contract         Contract         Contract         Contract
   (In thousands)                                    Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ---------------- ---------------- ---------------- ---------------
   Outstanding at January 1, 1997                            0                0                0                0                0
   Activity during 1997:
     Issued                                                  0              212               31                5              248
     Redeemed                                                0              (22)              (6)               0              (28)
                                               ---------------- ---------------- ---------------- ---------------- ---------------
   Outstanding at December 31, 1997                          0              190               25                5              220
   Activity during 1998:
     Issued                                                  0              324               23               45              392
     Redeemed                                                0             (223)             (13)             (29)            (265)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                          0              291               35               21              347
   Activity during 1999:
     Issued                                                  0              200               40                7              247
     Redeemed                                                0             (103)             (23)              (2)            (128)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                             0              388               52               26              466
                                               ================ ================ ================ ================ ================




                                                                                 AIM V.I. Value Fund

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ---------------- ---------------- ---------------- ----------------

   Outstanding at January 1, 1997                            0                0                0                0                0
   Activity during 1997:
     Issued                                                  0              290               33               11              334
     Redeemed                                                0              (55)              (1)               0              (56)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                          0              235               32               11              278
   Activity during 1998:
     Issued                                                  0              328               31               40              399
     Redeemed                                                0             (147)             (19)              (3)            (169)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                          0              416               44               48              508
   Activity during 1999:
     Issued                                                  0              819              151               22              992
     Redeemed                                                0             (266)             (34)              (2)            (302)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                             0              969              161               68            1,198
                                               ================ ================ ================ ================ ================

                                                                           AIM V.I. Capital Appreciation Fund

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
   (In thousands)                              ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at January 1, 1997                            0                0                0                0                0
   Activity during 1997:
     Issued                                                  0              312               23                2              337
     Redeemed                                                0             (214)              (1)               0             (215)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                          0               98               22                2              122
   Activity during 1998:
     Issued                                                  0              280                1                0              281
     Redeemed                                                0             (247)              (7)               0             (254)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                          0              131               16                2              149
   Activity during 1999:
     Issued                                                  0              245               22                3              270
     Redeemed                                                0             (122)             (12)              (2)            (136)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                             0              254               26                3              283
                                               ================ ================ ================ ================ ================





                                                                                     1997 Trust

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ---------------- ---------------- ---------------- ----------------

   Outstanding at January 1, 1997                          646            1,029              282               15            1,972
   Activity during 1997:
     Issued                                                  0                0                3                0                3
     Redeemed                                             (646)          (1,029)            (285)             (15)          (1,975)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                          0                0                0                0                0
   Activity during 1998:
     Issued                                                  0                0                0                0                0
     Redeemed                                                0                0                0                0                0
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                          0                0                0                0                0
   Activity during 1999:
     Issued                                                  0                0                0                0                0
     Redeemed                                                0                0                0                0                0
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                             0                0                0                0                0
                                               ================ ================ ================ ================ ================

                                                                                     1998 Trust

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
   (In thousands)                              ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at January 1, 1997                          834            1,162              322               34                0
   Activity during 1997:
     Issued                                                 78               93               16                0                0
     Redeemed                                             (154)            (285)             (57)              (3)               0
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                        758              970              281               31                0
   Activity during 1998:
     Issued                                                  0                0                0                0                0
     Redeemed                                             (758)            (970)            (281)             (31)               0
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                          0                0                0                0                0
   Activity during 1999:
     Issued                                                  0                0                0                0                0
     Redeemed                                                0                0                0                0                0
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                             0                0                0                0                0
                                               ================ ================ ================ ================ ================




                                                                                     1999 Trust

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ---------------- ---------------- ---------------- ----------------

   Outstanding at January 1, 1997                          523              296              108               88            1,015
   Activity during 1997:
     Issued                                                 77               23                2                0              102
     Redeemed                                             (114)             (47)              (7)              (1)            (169)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                        486              272              103               87              948
   Activity during 1998:
     Issued                                                 29                4                1                0               34
     Redeemed                                                0                0               (2)              (4)              (6)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                        515              276              102               83              976
   Activity during 1999:
     Issued                                                  0                0                0                0                0
     Redeemed                                             (515)            (276)            (102)             (83)            (976)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                             0                0                0                0                0
                                               ================ ================ ================ ================ ================

                                                                                     2000 Trust

                                                    Contract         Contract         Contract         Contract
   (In thousands)                                    Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at January 1, 1997                          550              337               47                8              942
   Activity during 1997:
     Issued                                                156               41                8                0              205
     Redeemed                                             (139)             (83)              (9)               0             (231)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                        567              295               46                8              916
   Activity during 1998:
     Issued                                                141               66               26                0              233
     Redeemed                                             (174)             (40)             (13)              (2)            (229)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                        534              321               59                6              920
   Activity during 1999:
     Issued                                                 84               33                2                0              119
     Redeemed                                              (62)             (69)              (9)               0             (140)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                           556              285               52                6              899
                                               ================ ================ ================ ================ ================




                                                                                     2001 Trust

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ---------------- ---------------- ---------------- ----------------

   Outstanding at January 1, 1997                          484              447              117               14            1,062
   Activity during 1997:
     Issued                                                 20                9                9                0               38
     Redeemed                                              (57)             (45)             (16)               0             (118)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                        447              411              110               14              982
   Activity during 1998:
     Issued                                                 20               40                6                0               66
     Redeemed                                              (60)             (67)              (7)               0             (134)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                        407              384              109               14              914
   Activity during 1999:
     Issued                                                 26               13                3                0               42
     Redeemed                                              (37)             (77)             (11)             (12)            (137)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                           396              320              101                2              819
                                               ================ ================ ================ ================ ================

                                                                                     2002 Trust

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
   (In thousands)                              ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at January 1, 1997                          179              128               67               60              434
   Activity during 1997:
     Issued                                                 61               70               16                0              147
     Redeemed                                              (48)             (18)              (7)              (1)             (74)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                        192              180               76               59              507
   Activity during 1998:
     Issued                                                 94               23               24                2              143
     Redeemed                                             (104)             (16)             (16)              (1)            (137)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                        182              187               84               60              513
   Activity during 1999:
     Issued                                                 28               23                3                0               54
     Redeemed                                              (56)             (32)              (6)              (1)             (95)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                           154              178               81               59              472
                                               ================ ================ ================ ================ ================





                                                                                     2003 Trust

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ---------------- ---------------- ---------------- ----------------

   Outstanding at January 1, 1997                          321              223               53                9              606
   Activity during 1997:
     Issued                                                 27                6                2                0               35
     Redeemed                                              (45)             (39)              (4)               0              (88)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                        303              190               51                9              553
   Activity during 1998:
     Issued                                                  9                8                0                1               18
     Redeemed                                              (34)             (24)              (4)              (1)             (63)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                        278              174               47                9              508
   Activity during 1999:
     Issued                                                 19                5                4                0               28
     Redeemed                                              (60)             (23)              (5)               0              (88)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                           237              156               46                9              448
                                               ================ ================ ================ ================ ================

                                                                                     2004 Trust

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
   (In thousands)                              ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at January 1, 1997                          257              230               71                2              560
   Activity during 1997:
     Issued                                                 43               12                0                0               55
     Redeemed                                              (80)             (76)             (22)              (2)            (180)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                        220              166               49                0              435
   Activity during 1998:
     Issued                                                 45               10                2                0               57
     Redeemed                                              (82)              (4)              (1)               0              (87)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                        183              172               50                0              405
   Activity during 1999:
     Issued                                                 74               45                8                0              127
     Redeemed                                              (33)             (24)              (1)               0              (58)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                           224              193               57                0              474
                                               ================ ================ ================ ================ ================




                                                                                     2005 Trust

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ---------------- ---------------- ---------------- ----------------

   Outstanding at January 1, 1997                          215              119               26                1              361
   Activity during 1997:
     Issued                                                 22               13                4                0               39
     Redeemed                                              (23)             (14)             (11)               0              (48)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                        214              118               19                1              352
   Activity during 1998:
     Issued                                                 23                6                2                0               31
     Redeemed                                              (40)             (10)              (3)               0              (53)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                        197              114               18                1              330
   Activity during 1999:
     Issued                                                  7                7                2                0               16
     Redeemed                                              (23)             (32)              (9)               0              (64)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                           181               89               11                1              282
                                               ================ ================ ================ ================ ================

                                                                                     2006 Trust

                                                    Contract         Contract         Contract         Contract
   (In thousands)                                    Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at January 1, 1997                           67              131                9               34              241
   Activity during 1997:
     Issued                                                  4                3                1                0                8
     Redeemed                                              (12)             (32)              (3)               0              (47)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                         59              102                7               34              202
   Activity during 1998:
     Issued                                                  7               13                2                0               22
     Redeemed                                               (4)             (32)              (5)              (1)             (42)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                         62               83                4               33              182
   Activity during 1999:
     Issued                                                  3                1                2                0                6
     Redeemed                                               (3)              (5)               0                0               (8)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                            62               79                6               33              180
                                               ================ ================ ================ ================ ================




                                                                                     2007 Trust

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ---------------- ---------------- ---------------- ---------------

   Outstanding at January 1, 1997                          113              201               17                0              331
   Activity during 1997:
     Issued                                                 20               38               10                0               68
     Redeemed                                              (10)             (21)              (1)               0              (32)
                                               ---------------- ---------------- ---------------- ---------------- ---------------
   Outstanding at December 31, 1997                        123              218               26                0              367
   Activity during 1998:
     Issued                                                  8                8                1                0               17
     Redeemed                                              (12)             (15)              (1)               0              (28)
                                               ---------------- ---------------- ---------------- ---------------- ---------------
   Outstanding at December 31, 1998                        119              211               26                0              356
   Activity during 1999:
     Issued                                                  2                9                1                0               12
     Redeemed                                              (21)             (30)              (7)               0              (58)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                           100              190               20                0              310
                                               ================ ================ ================ ================ ================

                                                                                     2008 Trust

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
   (In thousands)                              ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at January 1, 1997                          264              392               94                2              752
   Activity during 1997:
     Issued                                                 24               21                2                2               49
     Redeemed                                              (49)             (60)             (13)               0             (122)
                                               ---------------- ---------------- ---------------- ---------------- ---------------
   Outstanding at December 31, 1997                        239              353               83                4              679
   Activity during 1998:
     Issued                                                 29               37                6                0               72
     Redeemed                                              (44)             (76)             (24)              (2)            (146)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                        224              314               65                2              605
   Activity during 1999:
     Issued                                                  9               13                2                0               24
     Redeemed                                              (35)             (43)             (12)               0              (90)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                           198              284               55                2              539
                                               ================ ================ ================ ================ ================





                                                                                     2009 Trust

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ---------------- ---------------- ---------------- ----------------

   Outstanding at January 1, 1997                          222               94               50                4              370
   Activity during 1997:
     Issued                                                  4                4                1                0                9
     Redeemed                                              (28)             (13)             (11)               0              (52)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                        198               85               40                4              327
   Activity during 1998:
     Issued                                                  7                6                0                0               13
     Redeemed                                              (33)              (9)              (2)               0              (44)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                        172               82               38                4              296
   Activity during 1999:
     Issued                                                 29                7                1                0               37
     Redeemed                                              (27)             (11)              (5)               0              (43)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                           174               78               34                4              290
                                               ================ ================ ================ ================ ================

                                                                                     2010 Trust

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
   (In thousands)                              ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at January 1, 1997                           94              165               26               32              317
   Activity during 1997:
     Issued                                                 33               38              217               20              308
     Redeemed                                              (25)             (85)            (225)             (15)            (350)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                        102              118               18               37              275
   Activity during 1998:
     Issued                                                 14               17               68                8              107
     Redeemed                                              (14)             (21)             (69)             (13)            (117)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                        102              114               17               32              265
   Activity during 1999:
     Issued                                                  8                9               81               26              124
     Redeemed                                              (28)             (26)             (82)             (44)            (180)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                            82               97               16               14              209
                                               ================ ================ ================ ================ ================




                                                                                     2011 Trust

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ---------------- ---------------- ---------------- ----------------

   Outstanding at January 1, 1997                           53               15                3                1               72
   Activity during 1997:
     Issued                                                  9                0                0                0                9
     Redeemed                                              (14)              (2)               0                0              (16)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                         48               13                3                1               65
   Activity during 1998:
     Issued                                                  8                1                2                0               11
     Redeemed                                               (3)              (1)               0                0               (4)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                         53               13                5                1               72
   Activity during 1999:
     Issued                                                  1                2                0                0                3
     Redeemed                                               (6)              (6)              (1)               0              (13)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                            48                9                4                1               62
                                               ================ ================ ================ ================ ================

                                                                                     2013 Trust

                                                    Contract         Contract         Contract         Contract
   (In thousands)                                    Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at January 1, 1997                           15               48               10                2               75
   Activity during 1997:
     Issued                                                  2                4                2                0                8
     Redeemed                                               (9)              (7)              (1)               0              (17)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                          8               45               11                2               66
   Activity during 1998:
     Issued                                                  3                4                3                0               10
     Redeemed                                                0               (2)              (1)               0               (3)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                         11               47               13                2               73
   Activity during 1999:
     Issued                                                  0                3                0                0                3
     Redeemed                                               (2)             (10)              (1)               0              (13)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                             9               40               12                2               63
                                               ================ ================ ================ ================ ================




                                                                                     2014 Trust

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
                                               ---------------- ---------------- ---------------- ---------------- ----------------

   Outstanding at January 1, 1997                          507              501              128                6            1,142
   Activity during 1997:
     Issued                                                206              416               66                2              690
     Redeemed                                             (255)            (641)             (39)              (3)            (938)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                        458              276              155                5              894
   Activity during 1998:
     Issued                                                286            1,005               93                0            1,384
     Redeemed                                             (214)            (925)            (112)               0           (1,251)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                        530              356              136                5            1,027
   Activity during 1999:
     Issued                                                390              256               46               18              710
     Redeemed                                             (423)            (282)            (120)             (17)            (842)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                           497              330               62                6              895
                                               ================ ================ ================ ================ ================

                                                                                     2019 Trust

                                                    Contract         Contract         Contract         Contract
                                                     Type 1           Type 2           Type 3           Type 4           Total
   (In thousands)                              ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at January 1, 1997                            0                0                0                0                0
   Activity during 1997:
     Issued                                                  0                0                0                0                0
     Redeemed                                                0                0                0                0                0
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1997                          0                0                0                0                0
   Activity during 1998:
     Issued                                                  0                0                0                0                0
     Redeemed                                                0                0                0                0                0
                                               ---------------- ---------------- ---------------- ---------------- ----------------
   Outstanding at December 31, 1998                          0                0                0                0                0
   Activity during 1999:
     Issued                                                839              133               69                2            1,043
     Redeemed                                             (462)              (6)             (27)              (2)            (497)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
Outstanding at December 31, 1999                           377              127               42                0              546
                                               ================ ================ ================ ================ ================




INDEPENDENT AUDITORS' REPORT



The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 1999 and 1998, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles.





February 28, 2000

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 1999 AND 1998
(Dollars in thousands, except common stock par value and shares)

ASSETS                                                                   1999                  1998
------                                                               ------------          ------------
INVESTMENTS:
 Fixed maturity securities, at estimated fair value
   (amortized cost: 1999 - $2,228,921; 1998 - $2,504,599)            $ 2,138,335           $ 2,543,097
 Equity securities, at estimated fair value
   (cost: 1999 - $214,153; 1998 - $162,710)                              186,575               158,591
 Trading account securities, at estimated fair value                      22,212                17,280
 Real estate held-for-sale                                                20,072                25,960
 Policy loans on insurance contracts                                   1,159,163             1,139,456
                                                                     ------------           -----------
   Total Investments                                                   3,526,357             3,884,384


CASH AND CASH EQUIVALENTS                                                 92,181                95,377
ACCRUED INVESTMENT INCOME                                                 73,167                73,459
DEFERRED POLICY ACQUISITION COSTS                                        475,915               405,640
FEDERAL INCOME TAXES - DEFERRED                                           37,383                 9,403
REINSURANCE RECEIVABLES                                                    4,194                 2,893
AFFILIATED RECEIVABLES - NET                                                 287                     -
RECEIVABLES FROM SECURITIES SOLD                                             566                14,938
OTHER ASSETS                                                              47,437                46,512
SEPARATE ACCOUNTS ASSETS                                              12,860,562            10,571,489
                                                                     ------------          ------------
TOTAL ASSETS                                                         $17,118,049           $15,104,095
                                                                     ============          ============





See accompanying notes to financial statements.



LIABILITIES AND STOCKHOLDER'S EQUITY                                     1999                  1998
------------------------------------                                 ------------          ------------
LIABILITIES:
POLICYHOLDER LIABILITIES AND ACCRUALS:
   Policyholders' account balances                                   $ 3,587,867           $ 3,816,744
   Claims and claims settlement expenses                                  85,696                63,925
                                                                     ------------          ------------
    Total policyholder liabilities and accruals                        3,673,563             3,880,669

OTHER POLICYHOLDER FUNDS                                                  25,095                20,802
LIABILITY FOR GUARANTY FUND ASSESSMENTS                                   14,889                13,864
FEDERAL INCOME TAXES - CURRENT                                            12,806                15,840
AFFILIATED PAYABLES - NET                                                      -                   822
PAYABLES FOR SECURITIES PURCHASED                                            339                10,541
UNEARNED POLICY CHARGE REVENUE                                            77,663                55,235
OTHER LIABILITIES                                                         25,868                24,273
SEPARATE ACCOUNTS LIABILITIES                                         12,853,960            10,559,459
                                                                     ------------          ------------
    Total Liabilities                                                 16,684,183            14,581,505
                                                                     ------------          ------------
STOCKHOLDER'S EQUITY:
 Common stock ($10 par value; authorized: 1,000,000 shares;
   issued and outstanding: 1999 - 250,000 shares,
   1998 - 200,000 shares)                                                  2,500                 2,000
 Additional paid-in capital                                              347,324               347,324
 Retained earnings                                                       134,127               173,496
 Accumulated other comprehensive loss                                    (50,085)                 (230)
                                                                     ------------          ------------
    Total Stockholder's Equity                                           433,866               522,590
                                                                     ------------          ------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                           $17,118,049           $15,104,095
                                                                     ============          ============

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(Dollars in thousands)

                                                                         1999                  1998                  1997
                                                                     ------------          ------------          ------------
REVENUES:
 Investment revenue:
  Net investment income                                              $   253,835          $    272,038           $   308,702
  Net realized investment gains                                            8,875                12,460                13,289
 Policy charge revenue                                                   233,029               197,662               178,933
                                                                     ------------         -------------          ------------
     Total Revenues                                                      495,739               482,160               500,924
                                                                     ------------         -------------          ------------
BENEFITS AND EXPENSES:
 Interest credited to policyholders' account balances                    175,839               195,676               209,542
 Market value adjustment expense                                           2,400                 5,528                 4,079
 Policy benefits (net of reinsurance recoveries: 1999 - $14,175;
  1998 - $9,761; 1997 - $10,439)                                          32,983                31,891                27,029
 Reinsurance premium ceded                                                21,691                19,972                17,879
 Amortization of deferred policy acquisition costs                        65,607                44,835                72,111
 Insurance expenses and taxes                                             53,377                51,735                49,105
                                                                     ------------          ------------          ------------
     Total Benefits and Expenses                                         351,897               349,637               379,745
                                                                     ------------          ------------          ------------

     Earnings Before Federal Income Tax Provision                        143,842               132,523               121,179

FEDERAL INCOME TAX PROVISION (BENEFIT):
 Current                                                                  48,846                40,535                52,705
 Deferred                                                                 (1,135)                 (773)              (12,261)
                                                                     ------------          ------------          ------------
     Total Federal Income Tax Provision                                   47,711                39,762                40,444
                                                                     ------------          ------------          ------------
NET EARNINGS                                                         $    96,131           $    92,761           $    80,735
                                                                     ============          ============          ============




See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(Dollars in thousands)

                                                                         1999                  1998                  1997
                                                                     ------------          ------------          ------------
NET EARNINGS                                                         $    96,131           $    92,761           $    80,735
                                                                     ------------          ------------          ------------
OTHER COMPREHENSIVE INCOME (LOSS):

 Net unrealized gains (losses) on available-for-sale securities:
   Net unrealized holding gains (losses) arising during the period      (143,202)              (31,718)               22,347
   Reclassification adjustment for gains included in net earnings         (8,347)              (15,932)              (12,390)
                                                                     ------------          ------------          ------------
    Net unrealized gains (losses) on investment securities              (151,549)              (47,650)                9,957

   Adjustments for:
     Policyholder liabilities                                             31,959                14,483                10,094
     Deferred policy acquisition costs                                    42,890                 5,129                  (822)
     Deferred federal income taxes                                        26,845                 9,813                (6,730)
                                                                     ------------          ------------          ------------
 Total other comprehensive income (loss), net of tax                     (49,855)              (18,225)               12,499
                                                                     ------------          ------------          ------------
COMPREHENSIVE INCOME                                                 $    46,276           $    74,536           $    93,234
                                                                     ============          ============          ============



See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(Dollars in thousands, except common stock par value and shares)

                                                                                                   Accumulated
                                                               Additional                             other            Total
                                              Common            paid-in          Retained         comprehensive    stockholder's
                                              stock             capital          earnings         income (loss)       equity
                                            -----------       -----------       -----------       -------------    -------------
BALANCE, JANUARY 1, 1997                    $    2,000        $  402,937        $   79,387        $      5,496     $    489,820

 Dividend to Parent                                              (55,613)          (79,387)                            (135,000)
 Net earnings                                                                       80,735                               80,735
 Other comprehensive income, net of tax                                                                 12,499           12,499
                                            -----------       -----------       -----------       -------------    -------------
BALANCE, DECEMBER 31, 1997                       2,000           347,624            80,735              17,995          448,054

 Net earnings                                                                       92,761                               92,761
 Other comprehensive loss, net of tax                                                                  (18,225)         (18,225)
                                            -----------       -----------       -----------       -------------    -------------
BALANCE, DECEMBER 31, 1998                       2,000           347,324           173,496                (230)         522,590

 Stock dividend paid to parent
   ($10 par value, 500 shares)                     500                                (500)                                   -
 Cash dividend paid to parent                                                     (135,000)                            (135,000)
 Net earnings                                                                       96,131                               96,131
 Other comprehensive loss, net of tax                                                                  (49,855)         (49,855)
                                            -----------       -----------       -----------       -------------    -------------
BALANCE, DECEMBER 31, 1999                  $    2,500        $  347,324        $  134,127        $    (50,085)    $    433,866
                                            ===========       ===========       ===========       =============    =============

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(Dollars in thousands)

                                                                         1999                  1998                  1997
                                                                     ------------          ------------          ------------
Cash Flows From Operating Activities:
 Net earnings                                                        $    96,131           $    92,761           $    80,735
 Noncash items included in earnings:
   Amortization of deferred policy acquisition costs                      65,607                44,835                72,111
   Capitalization of policy acquisition costs                            (92,992)              (80,241)              (71,577)
   Amortization (accretion) of investments                                (1,649)               (5,350)               (4,672)
   Interest credited to policyholders' account balances                  175,839               195,676               209,542
   Benefit for deferred Federal income tax                                (1,135)                 (773)              (12,261)
 (Increase) decrease in operating assets:
   Trading account securities                                               (154)                 (287)              (14,928)
   Accrued investment income                                                 292                 4,765                 7,962
   Affiliated receivables                                                   (287)                  166                  (166)
   Other                                                                  (2,230)                1,565                (5,470)
 Increase (decrease) in operating liabilities:
   Claims and claims settlement expenses                                  21,771                13,351                10,908
   Other policyholder funds                                                4,293                (6,358)                7,740
   Liability for guaranty fund assessments                                 1,025                (1,510)               (3,399)
   Federal income taxes - current                                         (3,034)               (8,598)                3,470
   Affiliated payables                                                      (822)                  822                (6,164)
   Unearned policy charge revenue                                         22,428                23,133                11,269
   Other                                                                   1,595                 1,941                 5,922
 Other operating activities:
   Net realized investment gains (excluding gains on cash and
    cash equivalents)                                                     (8,892)              (12,460)              (13,289)
                                                                     ------------          ------------          ------------
    Net cash and cash equivalents provided by operating activities       277,786               263,438               277,733
                                                                     ------------          ------------          ------------
Cash Flow From Investing Activities:
 Proceeds from (payments for):
  Sales of available-for-sale securities                                 595,836               893,619               846,041
  Maturities of available-for-sale securities                            378,914               451,759               595,745
  Purchases of available-for-sale securities                            (748,436)           (1,028,086)           (1,156,222)
  Mortgage loans principal payments received                                   -                     -                68,864
  Purchases of mortgage loans                                                  -                     -                (5,375)
  Sales of real estate held-for-sale                                      13,282                14,135                 6,060
  Policy loans on insurance contracts                                    (19,707)              (21,317)              (26,068)
  Recapture of investment in separate accounts                            12,267                     -                11,026
  Investment in separate accounts                                         (5,381)              (12,000)                  (21)
                                                                     ------------          ------------          ------------
    Net cash and cash equivalents provided by investing activities       226,775               298,110               340,050
                                                                     ------------          ------------          ------------

See accompanying notes to financial statements.               (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(Continued) (Dollars in thousands)

                                                                          1999                 1998                 1997
                                                                     ------------          ------------          ------------
Cash Flows from Financing Activities:
 Proceeds from (payments for):
  Dividends paid to parent                                           $  (135,000)          $         -           $  (135,000)
  Policyholder deposits                                                1,196,120             1,042,509             1,101,934
  Policyholder withdrawals (including transfers to/from separate      (1,568,877)           (1,595,068)           (1,593,320)
   accounts)                                                         ------------          ------------          ------------

Net cash and cash equivalents used by financing activities:             (507,757)             (552,559)             (626,386)
                                                                     ------------          ------------          ------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                      (3,196)                8,989                (8,603)

CASH AND CASH EQUIVALENTS
 Beginning of year                                                        95,377                86,388                94,991
                                                                     ------------          ------------          ------------
 End of year                                                         $    92,181           $    95,377           $    86,388
                                                                     ============          ============          ============
Supplementary Disclosure of Cash Flow Information:
 Cash paid to affiliates for:
   Federal income taxes                                              $    51,880           $    49,133           $    49,235
   Interest                                                                  688                   860                   842


See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group,Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)


 NOTE 1:  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Description of Business: Merrill Lynch Life Insurance Company (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.").

  The Company sells non-participating life insurance and annuity products including variable life insurance, variable annuities, market value adjusted annuities and immediate annuities. The Company is currently licensed to sell insurance in forty-nine states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

  Basis of Reporting: The accompanying financial statements have been prepared in conformity with generally accepted accounting principles and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

  For the purpose of reporting cashflows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

  To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

  Revenue Recognition: Revenues for the Company's interest-sensitive life, interest-sensitive annuity, variable life and variable annuity products consist of policy charges for mortality risks and the cost of insurance, deferred sales charges, policy administration charges and/or withdrawal charges assessed against policyholders' account balances during the period.

  Investments: The Company's investments in debt and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive loss, net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains (losses). If management determines that a decline in the value of a security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss.

  For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of the investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

  Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency) BBB- or higher.

  All outstanding mortgage loans were repaid during 1997. The Company recognized income from mortgage loans based on the cash payment interest rate of the loan, which may have been different from the accrual interest rate of the loan for certain mortgage loans. The Company recognized a realized gain at the date of the satisfaction of the loan at contractual terms for loans where there was a difference between the cash payment interest rate and the accrual interest rate. For all loans the Company stopped accruing income when an interest payment default either occurred or was probable. Impairments of mortgage loans were established as valuation allowances and recorded as a net realized investment loss.

  Real estate held-for-sale is stated at estimated fair value less estimated selling costs.

  Policy loans on insurance contracts are stated at unpaid principal balances.

  Investments in limited partnerships are carried at cost.

  Deferred Policy Acquisition Costs: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

  Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing in-force policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

  During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provides for payment of contingent ceding commissions based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions are capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                               1999           1998           1997
                            ----------     ----------     ----------
 Beginning balance          $ 101,793      $ 102,252      $ 112,249
 Capitalized amounts           11,759          6,085          5,077
 Interest accrued               7,634          7,669          9,653
 Amortization                 (19,112)       (14,213)       (24,727)
                            ----------     ----------     ----------
 Ending balance             $ 102,074      $ 101,793      $ 102,252
                            ==========     ==========     ==========

  The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                    2000   $6,110
                    2001   $5,670
                    2002   $5,400
                    2003   $5,386
                    2004   $5,619

  Separate Accounts: Separate Accounts are established in conformity with Arkansas State Insurance law, the Company's domiciliary state, and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. At December 31, 1999 and 1998, the Company's Separate Accounts assets exceeded Separate Accounts liabilities by $6,602 and $12,030, respectively. This excess represents the Company's temporary investment in certain Separate Accounts investment divisions that were made to facilitate the establishment of those investment divisions.

  Net investment income and net realized and unrealized gains
  (losses) attributable to Separate Accounts assets accrue directly to the policyholder and are not reported as revenue in the Company's Statement of Earnings.

  Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of policyholders, are shown as separate captions in the balance sheets.

  Policyholders' Account Balances: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

  Interest-sensitive life products             4.00% - 4.85%
  Interest-sensitive deferred annuities        3.60% - 8.61%
  Immediate annuities                          3.00% - 10.00%

  These rates may be changed at the option of the Company, subject to minimum guarantees, after initial guaranteed rates expire.

  Claims and Claims Settlement Expenses: Liabilities for claims and claims settlement expenses equal the death benefit for claims that have been reported to the Company and an estimate based upon prior experience for unreported claims. Additionally, the Company has established a mortality benefit accrual for its variable annuity products.

  Income Taxes: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current Federal income tax liability.

  The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

  Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

  Unearned Policy Charge Revenue: Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and amortized into policy charge revenue based on the estimated future gross profits for each group of contracts. The Company records a liability equal to the unamortized balance of these policy charges.

  Accounting Pronouncements: In June 1999, the Financial Accounting Standards Board deferred for one year the effective date of the accounting and reporting requirements of SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. The Company will adopt the provisions of SFAS No. 133 on January 1, 2001. The adoption of the standard is not expected to have a material impact on the Company's financial position or results of operations.


NOTE 2.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

 Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                   1999            1998
                                               ------------    ------------
  Assets:
   Fixed maturity securities (1)               $ 2,138,335     $ 2,543,097
   Equity securities (1), (2)                      186,575         158,591
   Trading account securities (1)                   22,212          17,280
   Policy loans on insurance contracts (3)       1,159,163       1,139,456
   Cash and cash equivalents (4)                    92,181          95,377
   Separate Accounts assets (5)                 12,860,562      10,571,489
                                               ------------    ------------
  Total financial instruments                  $16,459,028     $14,525,290
                                               ============    ============

 (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 1999 and 1998, securities without a readily ascertainable market value, having an amortized cost of $440,947 and $376,993, had an estimated fair value of $417,710 and $375,470, respectively.

 (2) The Company has investments in two limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value as equal to cost based on the review of the underlying investments of the partnerships. At December 31, 1999 and 1998, the Company's limited partnership investments were $10,427 and $11,569, respectively.

 (3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

 (4) The estimated fair value of cash and cash equivalents approximates the carrying value.

 (5) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

NOTE 3.   INVESTMENTS

 The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:

                                                                        1999
                                              ---------------------------------------------------------
                                                  Cost/         Gross          Gross        Estimated
                                                Amortized     Unrealized     Unrealized       Fair
                                                  Cost          Gains          Losses         Value
                                              ------------   ------------   ------------   ------------
  Fixed maturity securities:
   Corporate debt securities                  $ 1,912,965    $     8,778    $    85,108    $ 1,836,635
   Mortgage-backed securities                     119,195          1,760          1,036        119,919
   U.S. Government and agencies                   149,835            408         12,306        137,937
   Foreign governments                             25,290             61          2,969         22,382
   Municipals                                      21,636            152            326         21,462
                                              ------------   ------------   ------------   ------------
      Total fixed maturity securities         $ 2,228,921    $    11,159    $   101,745    $ 2,138,335
                                              ============   ============   ============   ============

  Equity securities:
   Non-redeemable preferred stocks            $   203,726    $        43    $    27,621    $   176,148
   Limited partnerships                            10,427              -              -         10,427
                                              ------------   ------------   ------------   ------------
      Total equity securities                 $   214,153    $        43    $    27,621    $   186,575
                                              ============   ============   ============   ============


                                                                        1998
                                              ---------------------------------------------------------
                                                 Cost/          Gross          Gross        Estimated
                                               Amortized      Unrealized     Unrealized       Fair
                                                 Cost           Gains          Losses         Value
                                              ------------   ------------   ------------   ------------
  Fixed maturity securities:
   Corporate debt securities                  $ 2,079,867    $    56,703    $    29,078    $ 2,107,492
   Mortgage-backed securities                     229,197          7,908             43        237,062
   U.S. Government and agencies                   150,500          6,393          1,328        155,565
   Foreign governments                             21,157             35          2,996         18,196
   Municipals                                      23,878            905              1         24,782
                                              ------------   ------------   ------------   ------------
      Total fixed maturity securities         $ 2,504,599    $    71,944    $    33,446    $ 2,543,097
                                              ============   ============   ============   ============
  Equity securities:
   Non-redeemable preferred stocks            $   151,130    $       699    $     4,823    $   147,006
   Limited partnerships                            11,569              -              -         11,569
   Common stocks                                       11              5              -             16
                                              ------------   ------------   ------------   ------------
      Total equity securities                 $   162,710    $       704    $     4,823    $   158,591
                                              ============   ============   ============   ============

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1999 by contractual maturity were:

                                                             Estimated
                                               Amortized       Fair
                                                 Cost          Value
  Fixed maturity securities:                  -----------   -----------
   Due in one year or less                    $  250,435    $  250,396
   Due after one year through five years         935,856       912,037
   Due after five years through ten years        563,026       524,231
   Due after ten years                           360,409       331,752
                                              -----------   -----------
                                               2,109,726     2,018,416
   Mortgage-backed securities                    119,195       119,919
                                              -----------   -----------
    Total fixed maturity securities           $2,228,921    $2,138,335
                                              ===========   ===========

 Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1999 by rating agency equivalent were:

                                                         Estimated
                                           Amortized       Fair
                                             Cost          Value
                                          -----------   -----------
  AAA                                     $  396,644    $  380,538
  AA                                         196,792       188,710
  A                                          670,531       645,929
  BBB                                        884,446       847,858
  Non-investment grade                        80,508        75,300
                                          -----------   -----------
    Total fixed maturity securities       $2,228,921    $2,138,335
                                          ===========   ===========

 The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive loss at December 31 were as follows:

                                                  1999          1998
                                              ------------   -----------
  Assets:
   Fixed maturity securities                  $   (90,586)   $   38,498
   Equity securities                              (27,578)       (4,119)
   Deferred policy acquisition costs               42,567          (323)
   Federal income taxes - deferred                 26,969           124
   Other assets                                        (4)            -
   Separate Accounts assets                         1,028            30
                                              ------------   -----------
                                                  (47,604)       34,210
                                              ------------   -----------
  Liabilities:
   Policyholders' account balances                  2,481        34,440
                                              ------------   -----------
  Stockholder's equity:
   Accumulated other comprehensive loss       $   (50,085)   $     (230)
                                              ============   ===========

 The Company maintains a trading portfolio comprised of convertible debt and equity securities. The net unrealized holdings gains on trading account securities included in net realized investment gains were $3,112, $932 and $520 at December 31, 1999, 1998 and 1997, respectively.

 Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended
 December 31 were:

                                          1999         1998        1997
                                       ----------   ----------   ----------
  Proceeds                             $ 595,836    $ 893,619    $ 846,041
  Gross realized investment gains         12,196       20,232       16,783
  Gross realized investment losses        15,936       17,429        7,193


 The Company had investment securities with a carrying value of $24,697 and $27,189 that were deposited with insurance regulatory authorities at December 31, 1999 and 1998, respectively.

 Excluding investments in U.S. Government and Agencies the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.


 Net investment income arose from the following sources for the years ended December 31:

                                           1999         1998         1997
                                        ----------   ----------   ----------
  Fixed maturity securities             $ 170,376    $ 202,313    $ 236,325
  Equity securities                        16,630        9,234        3,020
  Mortgage loans                                -            -        4,627
  Real estate held-for-sale                 3,792        2,264        1,939
  Policy loans on insurance contracts      60,445       59,236       57,998
  Cash and cash equivalents                 7,995        3,912        9,570
  Other                                        88          761          709
                                        ----------   ----------   ----------
  Gross investment income                 259,326      277,720      314,188
  Less investment expenses                 (5,491)      (5,682)      (5,486)
                                        ----------   ----------   ----------
  Net investment income                 $ 253,835    $ 272,038    $ 308,702
                                        ==========   ==========   ==========

 Net realized investment gains (losses), including changes in valuation allowances for the years ended December 31 were as follows:

                                           1999         1998        1997
                                        ----------   ----------   ----------
  Fixed maturity securities             $  (3,721)   $   2,617    $   6,149
  Equity securities                           (19)         186        3,441
  Trading account securities                4,778        1,368          697
  Investment in Separate Accounts             460            -        1,005
  Mortgage loans                                -            -        6,252
  Real estate held-for-sale                 7,394        8,290       (4,252)
  Cash and cash equivalents                   (17)          (1)          (3)
                                        ----------   ----------   ----------
  Net realized investment gains         $   8,875    $  12,460    $  13,289
                                        ==========   ==========   ==========

NOTE 4.   FEDERAL INCOME TAXES

 The following is a reconciliation of the provision for income taxes based on earnings before income taxes, computed using the Federal statutory tax rate, with the provision for income taxes for the years ended December 31:

                                            1999       1998       1997
                                          ---------  ---------  ---------
  Provision for income taxes
   computed at Federal stautory rate      $ 50,345   $ 46,383   $ 42,413

  Decrease in income taxes resulting from:
    Dividend received deduction             (1,594)    (3,664)    (1,969)
    Foreign tax credit                      (1,040)    (2,957)         -
                                          ---------  ---------  ---------
  Federal income tax provision            $ 47,711   $ 39,762   $ 40,444
                                          =========  =========  =========

 The Federal statutory rate for each of the three years in the period ended December 31, 1999 was 35%.

 The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                               1999        1998        1997
                                            ----------  ----------  ----------
  Deferred policy acquisition costs         $   8,822   $  11,062   $  (2,422)
  Policyholders' account balances              (9,635)    (10,950)    (16,099)
  Liability for guaranty fund assessments        (359)        529       1,190
  Investment adjustments                          (27)     (1,350)      5,070
  Other                                            64         (64)          -
                                            ----------  ----------  ----------
  Deferred Federal income tax benefit       $  (1,135)  $    (773)  $ (12,261)
                                            ==========  ==========  ==========


 Deferred tax assets and liabilities as of December 31 are determined as follows:

                                               1999           1998
                                            -----------    -----------
  Deferred tax assets:
   Policyholders' account balances          $  115,767     $  106,132
   Investment adjustments                        1,978          1,951
   Liability for guaranty fund assessments       5,211          4,852
   Net unrealized investment loss on
    investment securities                       26,969            124
                                             ----------    -----------

     Total deferred tax assets                 149,925        113,059
                                            -----------    -----------
  Deferred tax liabilities:
   Deferred policy acquisition costs           108,554         99,732
   Other                                         3,988          3,924
                                            -----------    -----------
     Total deferred tax liabilities            112,542        103,656
                                            -----------    -----------
     Net deferred tax asset                 $   37,383     $    9,403
                                            ===========    ===========

 The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 5.   REINSURANCE

 In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and $750 on joint life policies.

 Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $686 that can be drawn upon for delinquent reinsurance recoverables.

 As of December 31, 1999 the Company had the following life insurance inforce:

                                                                                         Percentage
                                             Ceded to        Assumed                      of amount
                                Gross          other        from other       Net         assumed to
                                amount       companies      companies       amount           net
                             ------------   ------------   -----------   ------------   -----------
   Life insurance in force   $14,356,639    $ 3,670,860    $    2,001    $10,687,780         0.02%


 The Company has entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity premiums sold through the Merrill Lynch & Co. distribution system.

NOTE 6.   RELATED PARTY TRANSACTIONS

 The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $43,410, $43,179 and $43,028 for the years ended December 31, 1999, 1998 and 1997, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $688, $860 and $842 for 1999, 1998 and 1997, respectively. Intercompany interest is included in net investment income.

 The Company and Merrill Lynch Asset Management, L.P. ("MLAM") are parties to a service agreement whereby MLAM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLAM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $1,823, $1,915 and $1,913 for 1999, 1998 and 1997, respectively.

 MLIG has entered into agreements with MLAM and Hotchkis & Wiley ("H&W"), a division of MLAM, with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc., and Hotchkis & Wiley Variable Trust (collectively, "the Funds"). The Company invests in the various mutual fund portfolios of the Funds in connection with the variable life insurance and annuity contracts the Company has inforce. Under this agreement, MLAM and H&W pay compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Funds to MLAM and H&W. The Company received from MLIG its allocable share of such compensation in the amount of $21,630, $20,289 and $19,057 during 1999, 1998 and 1997, respectively. Revenue attributable to these agreements is included in policy charge revenue.

 The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $88,955, $79,117 and $72,729 for 1999, 1998 and 1997, respectively. Substantially all of these commissions were capitalized as deferred policy acquisition costs and are being amortized in accordance with the policy discussed in Note 1.

 Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

 During 1997, the Company sold its investment in 2141 E.
 Camelback, Corp. to Merrill Lynch Mortgage Capital, Inc. The investment was sold at its carrying value of $5,375.

NOTE 7.   STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

 During 1999 and 1997, the Company paid cash dividends of $135,000 to MLIG. Of these cash dividends, $105,793 and $110,030, respectively, were extraordinary dividends as defined by Arkansas Insurance Law and were paid pursuant to approval granted by the Arkansas Insurance Commissioner. The Company also paid a $500 stock dividend to MLIG during 1999. The
 Company paid no cash or stock dividends in 1998.

 At December 31, 1999 and 1998, approximately $26,518 and $29,707, respectively, of stockholder's equity was available for distribution to MLIG. Statutory capital and surplus at December 31, 1999 and 1998, were $267,679 and $299,069, respectively.

 Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, there is no provision for deferred income taxes, and securities are valued on a different basis. The Company's statutory net income for 1999, 1998 and 1997 was $106,266, $55,813 and $81,963, respectively.

 The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 1999 and 1998, based on the RBC formula, the Company's total adjusted capital level was in excess of the minimum amount of capital required to avoid regulatory action.

 In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). The Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. Codification is not expected to have a material impact on the Company's capital requirements or statutory financial statements.

NOTE 8.   COMMITMENTS AND CONTINGENCIES

 State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 1999 and 1998, the Company has established an estimated liability for future guaranty fund assessments of $14,889 and $13,864, respectively. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability as appropriate.

 In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

 During 1994, the Company committed to participate in a limited partnership that invests in leveraged transactions. As of December 31, 1999, $8,116 has been advanced towards the Company's $10,000 commitment to the limited partnership.

NOTE 9.     SEGMENT INFORMATION

 In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life products. The Company's Annuity segment consists of variable annuities and interest sensitive annuities.

 The Company's organization is structured in accordance with its two business segments. Each segment has its own administrative service center that provides product support to the Company and customer service support to the Company's policyholders. Additionally, marketing and sales management functions, within MLIG, are organized according to these two business segments.

 The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management.

 The "Other" category, presented in the following segment financial information, represents assets and the earnings on those assets that do not support policyholder liabilities.

 The following table summarizes each business segment's contribution to the consolidated amounts:

                                                 Life
  1999                                         Insurance          Annuities            Other              Total
 ------                                       ------------       ------------       ------------       ------------
  Net interest spread (a)                     $    36,805        $    31,098        $    10,093        $    77,996
  Other revenues                                   94,821            140,541              6,542            241,904
                                              ------------       ------------       ------------       ------------
  Net revenues                                    131,626            171,639             16,635            319,900
                                              ------------       ------------       ------------       ------------

  Policy benefits                                  16,569             16,414                  -             32,983
  Reinsurance premium ceded                        21,691                  -                  -             21,691
  Amortization of deferred policy
      acquisition costs                            22,464             43,143                  -             65,607
  Other non-interest expenses                      16,728             39,049                  -             55,777
                                              ------------       ------------       ------------       ------------
  Total non-interest expenses                      77,452             98,606                  -            176,058
                                              ------------       ------------       ------------       ------------
  Net earnings before Federal income
      tax provision                                54,174             73,033             16,635            143,842
  Income tax expense                               18,442             23,447              5,822             47,711
                                              ------------       ------------       ------------       ------------
  Net earnings                                $    35,732        $    49,586        $    10,813        $    96,131
                                              ============       ============       ============       ============
  Balance Sheet Information:

  Total assets                                $ 6,492,686        $10,523,453        $   101,910        $17,118,049
  Deferred policy acquisition costs               251,017            224,898                  -            475,915
  Policyholder liabilities and accruals         2,150,671          1,522,892                  -          3,673,563
  Other policyholder funds                         18,345              6,750                  -             25,095




                                                  Life
  1998                                          Insurance          Annuities           Other              Total
 ------                                       ------------       ------------       ------------       ------------
  Net interest spread (a)                     $    35,228        $    32,765        $     8,369        $    76,362
  Other revenues                                   84,836            124,864                422            210,122
                                              ------------       ------------       ------------       ------------
  Net revenues                                    120,064            157,629              8,791            286,484
                                              ------------       ------------       ------------       ------------

  Policy benefits                                  18,397             13,494                  -             31,891
  Reinsurance premium ceded                        19,972                  -                  -             19,972
  Amortization of deferred policy
      acquisition costs                            13,040             31,795                  -             44,835
  Other non-interest expenses                      18,030             39,233                  -             57,263
                                              ------------       ------------       ------------       ------------
  Total non-interest expenses                      69,439             84,522                  -            153,961
                                              ------------       ------------       ------------       ------------
  Net earnings before Federal
      income tax provision                         50,625             73,107              8,791            132,523
  Income tax expense                               16,033             20,653              3,076             39,762
                                              ------------       ------------       ------------       ------------
  Net earnings                                $    34,592        $    52,454        $     5,715        $    92,761
                                              ============       ============       ============       ============
  Balance Sheet Information:

  Total assets                                $ 6,069,649        $ 8,885,981        $   148,465        $15,104,095
  Deferred policy acquisition costs               207,713            197,927                  -            405,640
  Policyholder liabilities and accruals         2,186,001          1,694,668                  -          3,880,669
  Other policyholder funds                         16,033              4,769                  -             20,802


                                                 Life
  1997                                         Insurance          Annuities            Other              Total
 ------                                       ------------       ------------       ------------       ------------
  Net interest spread (a)                     $    38,826        $    47,973        $    12,361        $    99,160
  Other revenues                                   86,301            102,782              3,139            192,222
                                              ------------       ------------       ------------       ------------
  Net revenues                                    125,127            150,755             15,500            291,382
                                              ------------       ------------       ------------       ------------

  Policy benefits                                  15,876             11,153                  -             27,029
  Reinsurance premium ceded                        17,879                  -                  -             17,879
  Amortization of deferred policy
      acquisition costs                            36,180             35,931                  -             72,111
  Other non-interest expenses                      16,545             36,639                  -             53,184
                                              ------------       ------------       ------------       ------------
  Total non-interest expenses                      86,480             83,723                  -            170,203
                                              ------------       ------------       ------------       ------------
  Net earnings before Federal
      income tax provision                         38,647             67,032             15,500            121,179
  Income tax expense                               12,753             22,265              5,426             40,444
                                              ------------       ------------       ------------       ------------
  Net earnings                                $    25,894        $    44,767        $    10,074        $    80,735
                                              ============       ============       ============       ============
  Balance Sheet Information:

  Total assets                                $ 5,925,872        $ 7,998,461        $   129,248        $14,053,581
  Deferred policy acquisition costs               182,610            182,495                  -            365,105
  Policyholder liabilities and accruals         2,229,533          2,009,151                  -          4,238,684
  Other policyholder funds                         18,788              8,372                  -             27,160


 (a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.


 The table below summarizes the Company's net revenues by product for 1999, 1998, and 1997:

                                            1999         1998         1997
                                         ----------   ----------   ----------
  Life Insurance
    Variable life insurance              $ 104,036    $  91,806    $  92,245
    Interest-sensitive life insurance       27,590       28,258       32,882
                                         ----------   ----------   ----------
      Total Life Insurance                 131,626      120,064      125,127
                                         ----------   ----------   ----------
  Annuities
    Variable annuities                     130,039      105,545       88,509
    Interest-sensitive annuities            41,600       52,084       62,246
                                         ----------   ----------   ----------
      Total Annuities                      171,639      157,629      150,755
                                         ----------   ----------   ----------
  Other                                     16,635        8,791       15,500
                                         ----------   ----------   ----------
  Total                                  $ 319,900    $ 286,484    $ 291,382
                                         ==========   ==========   ==========

  * * * * *

                           PART II. OTHER INFORMATION
                          UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

    Merrill Lynch Life Insurance Company's By-Laws provide, in Article VI, as follows:

    SECTION 1. ACTIONS OTHER THAN BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

    SECTION 2. ACTIONS BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

    SECTION 3. RIGHT TO INDEMNIFICATION. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

    SECTION 4. DETERMINATION OF RIGHT TO INDEMNIFICATION. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

    Any persons serving as an officer, director or trustee of a corporation, trust, or other enterprise, including the Registrant, at the request of Merrill Lynch & Co., Inc. are entitled to indemnification from Merrill Lynch & Co. Inc., to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch & Co., Inc. or such other corporation, trust, or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch & Co., Inc. prior to such initiation.

DIRECTORS' AND OFFICERS' INSURANCE

    Merrill Lynch & Co., Inc. has purchased from Corporate Officers' and Directors' Assurance Company directors' and officers' liability insurance policies which cover, in addition to the indemnification described above, liabilities for which indemnification is not provided under the By-Laws. The Company will pay an allocable portion of the insurance premium paid by Merrill Lynch & Co., Inc. with respect to such insurance policy.

ARKANSAS BUSINESS CORPORATION LAW

    In addition, Section 4-26-814 of the Arkansas Business Corporation Law generally provides that a corporation has the power to indemnify a director or officer of the corporation, or a person serving at the request of the corporation as a director or officer of another corporation or other enterprise against any judgements, amounts paid in settlement, and reasonably incurred expenses in a civil or criminal action or proceeding if the director or officer acted in good faith in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation (or, in the case of a criminal action or proceeding, if he or she in addition had no reasonable cause to believe that his or her conduct was unlawful).

    Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                    REPRESENTATION PURSUANT TO SECTION 26(e)

    Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.


                     MERRILL LYNCH, PIERCE, FENNER & SMITH
                                  INCORPORATED
                             OFFICERS AND DIRECTORS
                             AS OF OCTOBER 19, 1999
                                   DIRECTORS



                                John L. Steffens
                               E. Stanley O'Neal
                               George A. Schieren


                                    OFFICERS




John L. Steffens                  Chairman of the Board and Chief
                                  Executive Officer
George A. Schieren                General Counsel
John C. Stomber                   Treasurer
Andrea L. Dulberg                 Secretary

                           EXECUTIVE VICE PRESIDENTS

Thomas W. Davis                   E. Stanley O'Neal
Barry S. Friedberg                Thomas H. Patrick
Edward L. Goldberg                Winthrop H. Smith, Jr.
Jerome P. Kenney                  Roger M. Vasey

                             SENIOR VICE PRESIDENTS


Harry P. Allex           Michael J.P. Marks       Howard A. Shallcross
Daniel H. Bayly          G. Kelly Martin          Robert D. Sherman
Rosemary T. Berkery      Robert J. McCann         James F. Shoaf
Michael J. Castellano    John T. McGowan          Howard P. Sorgen
Michael R. Cowan         Andrew J. Melnick        John C. Stomber
Richard A. Dunn          Athanassios N. Michas    G. Stephen Thoma
Ahmass L. Fakahany       Joseph H. Moglia         Arthur L. Thomas
Richard M. Fuscone       Carlos M. Morales        Anthony J. Vespa
Donald N. Gershuny       Hisashi Moriya           Kevan V. Watts
J. Michael Giles         Thomas O. Muller III     Madeline A. Weinstein
Mark B. Goldfus          Daniel T. Napoli         Joseph T. Willett
Allen N. Jones           John Qua
Theresa Lang             George A. Schieren



                      FIRST VICE PRESIDENTS
Charles P. Borkowski, Jr.         Lawrence W. Roberts
Matthias B. Bowman                Eric M. Rosenberg
Richard M. Drew                   Stanley Schaefer
Harry J. Ferguzon                 Barry G. Skolnick
Richard K. Gordon                 Arthur H. Sobel
Brian C. Henderson                Kenneth S. Spirer
Michael Koeneke                   John B. Sprung
Jack Levy                         Paul A. Stein
Frank M. Macioce, Jr.             Nathan C. Thorne
Donald N. Malawsky                James R. Vallone
Barry J. Mandel


VICE PRESIDENTS                   ASSISTANT VICE PRESIDENTS
Leonard E. Accardo                Gregory R. Krolikowski
Rudley B. Anthony                 Edward A. Mallaney
Joseph A. Boccuzzi                ASSISTANT SECRETARIES
Robert G. Dieckmann               Darryl W. Colletti
Freddy Enriquez                   Lawrence M. Egan, Jr.
Edward J. Gallagher, Jr.          Andrea Lowenthal
Scott C. Harrison                 Margaret E. Nelson
Peter C. Lee
Richard D. Lilleston
Daniel R. Mayo
Avadhesh K. Nigam
David D. Northrop
George A. Ruth
John M. Sabatino
Michael S. Schreier
John P. Smith

                       CONTENTS OF REGISTRATION STATEMENT

    This Registration Statement comprises the following papers and documents:

    The facing sheet.


    The Prospectus consisting of 123 pages.


    The undertaking to file reports.

    Rule 484 Undertaking.

    Representation Pursuant to Section 26(e).

    Merrill Lynch, Pierce, Fenner & Smith Incorporated Officers and Directors.

    The signatures.

    Written Consents of the following persons:

       1.  Barry G. Skolnick, Esq.

       2.  Joseph E. Crowne, Jr., F.S.A.

       3.  Deloitte & Touche LLP, Independent Auditors

    The following exhibits:

 6.            Opinion and Consent of Joseph E. Crowne, Jr., F.S.A.
 8.     (a)    Written Consent of Barry G. Skolnick, Esq.
 8.     (b)    Written Consent of Joseph E. Crowne, Jr., F.S.A. See Exhibit
                 6.
 8.     (c)    Written Consent of Deloitte & Touche LLP, Independent
                 Auditors.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Merrill Lynch Life Variable Life Separate Account II, hereby certifies that this Post-Effective Amendment No. 10 meets all of the requirements for effectiveness pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Plainsboro and the State of New Jersey, on the 24th day of April 2000.


              MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
                                  (REGISTRANT)

                    BY: MERRILL LYNCH LIFE INSURANCE COMPANY
                                  (DEPOSITOR)

Attest:  /s/ EDWARD W. DIFFIN, JR.                   By:  /s/ BARRY G. SKOLNICK
         -------------------------------------            -------------------------------------
         Edward W. Diffin, Jr.                            Barry G. Skolnick
         Vice President                                   Senior Vice President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 24, 2000.



                      SIGNATURE                                                  TITLE
                      ---------                                                  -----
                     *
-------------------------------------------                 Chairman of the Board, President and Chief
Anthony J. Vespa                                            Executive Officer

                     *
-------------------------------------------                 Director, Senior Vice President, Chief Financial
Joseph E. Crowne, Jr.                                       Officer, Chief Actuary and Treasurer

                     *
-------------------------------------------                 Director, Senior Vice President and Chief
David M. Dunford                                            Investment Officer

                     *
-------------------------------------------                 Director and Senior Vice President
Gail R. Farkas
/s/ BARRY G. SKOLNICK                                    *  In his own capacity as Director, Senior Vice
-------------------------------------------                 President, Secretary, General Counsel, and as
Barry G. Skolnick                                           Attorney-In-Fact

                                 EXHIBIT INDEX

 1.A.   (1)  Resolutions of the Board of Directors of Merrill Lynch Life
             Insurance Company establishing the Separate Account. Incorporated by Reference to Post-Effective Amendment No. 7 to the Registration
             Statement filed by the Registrant on Form S-6 (File No. 33-43057).
        (2)  Not applicable.
        (3)  Distributing Contracts.
             (a)   Distribution Agreement between Merrill Lynch Life Insurance
                   Company and Merrill Lynch, Pierce, Fenner & Smith
                   Incorporated. Incorporated by Reference to Post-Effective
                   Amendment No. 8 to the Registration Statement filed by
                   Merrill Lynch Variable Life Separate Account on Form S-6
                   (File No. 33-55472).
             (b)   Amended Sales Agreement between Merrill Lynch Life Insurance
                   Company and Merrill Lynch Life Agency, Inc. Incorporated by
                   Reference to Post-Effective Amendment No. 8 to the
                   Registration Statement filed by Merrill Lynch Variable Life
                   Separate Account on Form S-6 (File No. 33-55472).
             (c)   Schedule of Sales Commissions. See Exhibit A (3)(b).
        (4)  Not applicable.
        (5)  (a)   Modified Single Premium Variable Life Insurance Policy.
                   Incorporated by Reference to Post-Effective Amendment No. 7
                   filed by the Registrant on Form S-6 (File No. 33-43058).
        (5)  (b1)  Guarantee of Insurability Rider. Incorporated by Reference
                   to Post-Effective Amendment No. 7 filed by the Registrant on
                   Form S-6 (File No. 33-43058).
        (5)  (b2)  Death Benefit Proceeds Rider. Incorporated by Reference to
                   Post-Effective Amendment No. 7 filed by the Registrant on
                   Form S-6 (File No. 33-43058).
        (5)  (b3)  Single Premium Immediate Annuity Rider. Incorporated by
                   Reference to Post-Effective Amendment No. 7 filed by the
                   Registrant on Form S-6 (File No. 33-43058).
        (5)  (b4)  Change of Insured Rider. Incorporated by Reference to
                   Post-Effective Amendment No. 7 filed by the Registrant on
                   Form S-6 (File No. 33-43058).
        (5)  (b5)  Partial Withdrawal Rider. Incorporated by Reference to
                   Post-Effective Amendment No. 7 filed by the Registrant on
                   Form S-6 (File No. 33-43058).
        (5)  (b6)  Special Allocation Rider. Incorporated by Reference to
                   Post-Effective Amendment No. 7 filed by the Registrant on
                   Form S-6 (File No. 33-43058).
        (5)  (b7)  Backdating Endorsement. Incorporated by Reference to
                   Post-Effective Amendment No. 7 filed by the Registrant on
                   Form S-6 (File No. 33-43058).
        (5)  (b8)  Additional Payment Endorsement. Incorporated by Reference to
                   Post-Effective Amendment No. 7 filed by the Registrant on
                   Form S-6 (File No. 33-43058).
        (5)  (c)   Certificate of Assumption. Incorporated by Reference to
                   Post-Effective Amendment No. 7 filed by the Registrant on
                   Form S-6 (File No. 33-43058).
        (5)  (d)   Company Name Change Endorsement. Incorporated by Reference
                   to Post-Effective Amendment No. 7 filed by the Registrant on
                   Form S-6 (File No. 33-43058).
        (6)  (a)   Articles of Amendment, Restatement, and Redomestication of
                   the Articles of Incorporation of Merrill Lynch Life
                   Insurance Company. Incorporated by Reference to
                   Post-Effective Amendment No. 8 to the Registration Statement
                   filed by Merrill Lynch Variable Life Separate Account on
                   Form S-6 (File No. 33-55472).

             (b)   Amended and Restated By-Laws of Merrill Lynch Life Insurance
                   Company. Incorporated by Reference to Post-Effective
                   Amendment No. 8 to the Registration Statement filed by
                   Merrill Lynch Variable Life Separate Account on Form S-6
                   (File No. 33-55472).
        (7)  Not applicable.
        (8)  (a)   Agreement between Merrill Lynch Life Insurance Company and
                   Merrill Lynch Series Fund, Inc. Incorporated by Reference to
                   Post-Effective Amendment No. 8 to the Registration Statement
                   filed by Merrill Lynch Variable Life Separate Account on
                   Form S-6 (File No. 33-55472).
             (b)   Agreement between Merrill Lynch Life Insurance Company and
                   Merrill Lynch Funds Distributor, Inc. Incorporated by
                   Reference to Post-Effective Amendment No. 8 to the
                   Registration Statement filed by Merrill Lynch Variable Life
                   Separate Account on Form S-6 (File No. 33-55472).
             (c)   Agreement between Merrill Lynch Life Insurance Company and
                   Merrill Lynch, Pierce, Fenner & Smith Incorporated.
                   Incorporated by Reference to Post-Effective Amendment No. 8
                   to the Registration Statement filed by Merrill Lynch
                   Variable Life Separate Account on Form S-6 (File No.
                   33-55472).
             (d)   Participation Agreement among Merrill Lynch Life Insurance
                   Company, ML Life Insurance Company of New York, and Monarch
                   Life Insurance Company. Incorporated by Reference to
                   Post-Effective Amendment No. 3 to the Registration Statement
                   filed by Merrill Lynch Variable Life Separate Account on
                   Form S-6 (File No. 33-55472).
             (e)   Form of Participation Agreement among Merrill Lynch Life
                   Insurance Company, ML Life Insurance Company of New York and
                   Family Life Insurance Company. Incorporated by reference to
                   Post-Effective Amendment No. 4 to the Registration Statement
                   filed by the Registrant on Form S-6 (File No. 33-43058).
             (g)   Form of Participation Agreement Among Merrill Lynch Life
                   Insurance Company, Alliance Capital Management L.P., and
                   Alliance Fund Distributors, Inc. Incorporated by Reference
                   to Merrill Lynch Life Variable Annuity Separate Account A's
                   Post-Effective Amendment No. 10 to the Registration
                   Statement filed on Form N-4 (File No. 33-43773).
             (h)   Form of Participation Agreement Among MFS Variable Insurance
                   Trust, Merrill Lynch Life Insurance Company, and
                   Massachusetts Financial Services Company. Incorporated by
                   Reference to Merrill Lynch Life Variable Annuity Separate
                   Account A's Post-Effective Amendment No. 10 to the
                   Registration Statement filed on Form N-4 (File No.
                   33-43773).
             (i)   Participation Agreement By and Among AIM Variable Insurance
                   Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life
                   Insurance Company. Incorporated by Reference to Merrill
                   Lynch Life Variable Annuity Separate Account A's
                   Post-Effective Amendment No. 11 to the Registration
                   Statement filed on Form N-4 (File No. 33-43773).
             (j)   Form of Participation Agreement among Merrill Lynch Life
                   Insurance Company, Hotchkis and Wiley Variable Trust, and
                   Hotchkis and Wiley (Incorporated by reference to Merrill
                   Lynch Life Variable Annuity Separate Account A's
                   Post-Effective Amendment No. 12 to Form N-4 Registration
                   No. 33-43773 Filed May 1, 1998)
             (k)   Form of Participation Agreement between Merrill Lynch Life
                   Insurance Company and Mercury Asset Management V.I. Funds,
                   Inc. (Incorporated by reference to Merrill Lynch Life
                   Variable Annuity Separate Account A's Post-Effective
                   Amendment No. 15 to Form N-4 Registration No. 33-43773
                   Filed April 14, 1999)

             (l)   Form of Participation Agreement Between Merrill Lynch
                   Variable Series Funds, Inc. and Merrill Lynch Life Insurance
                   Company. (Incorporated by Reference to Merrill Lynch Life
                   Variable Annuity Separate Account A's Post-Effective
                   Amendment No. 10 to Form N-4, Registration No. 33-43773
                   Filed December 10, 1996).
             (m)   Amendment to the Participation Agreement Between Merrill
                   Lynch Variable Series Funds, Inc. and Merrill Lynch Life
                   Insurance Company. (Incorporated by Reference to Merrill
                   Lynch Life Variable Annuity Separate Account A's
                   Registration Statement on Form N-4, Registration
                   No. 333-90243 Filed November 3, 1999.)
             (n)   Amendment to the Participation Agreement Among Merrill Lynch
                   Life Insurance Company, Alliance Capital Management L.P.,
                   and Alliance Fund Distributors, Inc. dated May 1, 1997.
                   (Incorporated by Reference to Merrill Lynch Life Variable
                   Annuity Separate Account A's Registration Statement on
                   Form N-4, Registration No. 333-90243 Filed November 3,
                   1999.)
             (o)   Amendment to the Participation Agreement Among Merrill Lynch
                   Life Insurance Company, Alliance Capital Management L.P.,
                   and Alliance Fund Distributors, Inc. dated June 5, 1998.
                   (Incorporated by Reference to Merrill Lynch Life Variable
                   Annuity Separate Account A's Registration Statement on
                   Form N-4, Registration No. 333-90243 Filed November 3,
                   1999.)
             (p)   Amendment to the Participation Agreement Among Merrill Lynch
                   Life Insurance Company, Alliance Capital Management L.P.,
                   and Alliance Fund Distributors, Inc. dated July 22, 1999.
                   (Incorporated by Reference to Merrill Lynch Life Variable
                   Annuity Separate Account A's Registration Statement on
                   Form N-4, Registration No. 333-90243 Filed November 3,
                   1999.)
             (q)   Amendment to the Participation Agreement Among
                   MFS-Registered Trademark- Variable Insurance Trust-SM-,
                   Merrill Lynch Life Insurance Company, and Massachusetts
                   Financial Services Company dated May 1, 1997. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate
                   Account A's Registration Statement on Form N-4, Registration
                   No. 333-90243 Filed November 3, 1999.)
             (r)   Amendment to the Participation Agreement By And Among AIM
                   Variable Insurance Funds, Inc., AIM Distributors, Inc., and
                   Merrill Lynch Life Insurance Company. (Incorporated by
                   Reference to Merrill Lynch Life Variable Annuity Separate
                   Account A's Registration Statement on Form N-4, Registration
                   No. 333-90243 Filed November 3, 1999.)
             (s)   Amendment to the Participation Agreement Among Merrill Lynch
                   Life Insurance Company and Hotchkis and Wiley Variable
                   Trust. (Incorporated by Reference to Merrill Lynch Life
                   Variable Annuity Separate Account A's Registration Statement
                   on Form N-4, Registration No. 333-90243 Filed November 3,
                   1999.)
        (9)  (a)   Amended form of terminated Service Agreement between Merrill
                   Lynch Life Insurance Company and Monarch Life Insurance
                   Company. Incorporated by Reference to Post-Effective
                   Amendment No. 7 filed by the Registrant on Form S-6 (File
                   No. 33-43058).
             (b)   Board Resolution for Merger and Combination of Accounts.
                   Incorporated by Reference to Post-Effective Amendment No. 7
                   filed by the Registrant on Form S-6 (File No. 33-43058).
             (c)   Plan and Agreement of Merger between Tandem Insurance Group,
                   Inc. and Merrill Lynch Life Insurance Company. Incorporated
                   by Reference to Post-Effective Amendment No. 7 filed by the
                   Registrant on Form S-6 (File No. 33-43058).
             (d)   Service Agreement among Merrill Lynch Life Insurance
                   Company, Family Life Insurance Company and Merrill Lynch
                   Insurance Group, Inc. Incorporated by reference to
                   Post-Effective Amendment No. 4 filed by the Registrant on
                   Form S-6 (File No. 33-43058).
       (10)  Application form for Modified Single Premium Variable Life
             Insurance Policy. Incorporated by Reference to Post-Effective
             Amendment No. 7 filed by the Registrant on Form S-6 (File No.
             33-43058).

       (11)  (a)   Memorandum describing Merrill Lynch Life Insurance Company's
                   Issuance, Transfer and Redemption Procedures. Incorporated
                   by reference to Post-Effective Amendment No. 4 filed by the
                   Registrant on Form S-6 (File No. 33-43058).
       (11)  (b)   Supplement to Memorandum describing Merrill Lynch Life
                   Insurance Company's Issuance, Transfer and Redemption
                   Procedures. Incorporated by Reference to Registrant's
                   Post-Effective Amendment No. 8 to the Registration Statement
                   filed on Form S-6 (File No. 33-55472).
   2.  See 1.A.(5).
   3.  Opinion and Consent of Barry G. Skolnick, Esq. as to the legality of the securities being registered. Incorporated by Reference to Post-Effective
       Amendment No. 6 to the Registration Statement filed by the Registrant on
       Form S-6 (File No. 33-43058).
   4.  Not applicable.
   5.  Not applicable.
   6.  Opinion and Consent of Joseph E. Crowne, Jr., F.S.A. as to actuarial matters pertaining to the securities being registered.
   7.   (a)  Power of Attorney of Joseph E. Crowne, Jr. Incorporated by
             Reference to Post-Effective Amendment No. 2 to the Registration
             Statement filed by Merrill Lynch Variable Life Separate Account on
             Form S-6 (File No. 33-55472).
        (b)  Power of Attorney of David E. Dunford. Incorporated by Reference
             to Post-Effective Amendment No. 2 to the Registration Statement
             filed by Merrill Lynch Variable Life Separate Account on Form S-6
             (File No. 33-55472).
        (c)  Power of Attorney of Gail R. Farkas. Incorporated by Reference to
             Post-Effective Amendment No. 6 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6 (File
             No. 33-55472).
        (d)  Power of Attorney of John C.R. Hele. Incorporated by Reference to
             Post-Effective Amendment No. 2 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6 (File
             No. 33-55472).
        (e)  Power of Attorney of Allen N. Jones. Incorporated by Reference to
             Post-Effective Amendment No. 2 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6 (File
             No. 33-55472).
        (f)  Power of Attorney of Barry G. Skolnick. Incorporated by Reference
             to Post-Effective Amendment No. 2 to the Registration Statement
             filed by Merrill Lynch Variable Life Separate Account on Form S-6
             (File No. 33-55472).
        (g)  Power of Attorney of Anthony J. Vespa. Incorporated by Reference
             to Post-Effective Amendment No. 2 to the Registration Statement
             filed by Merrill Lynch Variable Life Separate Account on Form S-6
             (File No. 33-55472).
   8.   (a)  Written Consent of Barry G. Skolnick, Esq.
        (b)  Written Consent of Joseph E. Crowne, Jr., F.S.A. See Exhibit 6.
        (c)  Written Consent of Deloitte & Touche LLP, Independent Auditors.